Oppenheimer
Money Fund/VA
A series of Oppenheimer Variable Account Funds

Prospectus dated May 1, 2002
                                                                      Oppenheimer  Money  Fund/VA  is a money  market
                                                             mutual  fund.  Its goal is to seek the  maximum  current
                                                             income from investments in money market  securities that
                                                             is  consistent   with  low  risk  and   maintenance   of
                                                             liquidity.
                                                                      Shares  of  the  Fund  are  sold  only  as  the
                                                             underlying   investment   for  variable  life  insurance
                                                             policies,   variable   annuity   contracts   and   other
                                                             insurance  company separate  accounts.  A prospectus for
                                                             the  insurance  product  you have  selected  accompanies
                                                             this  Prospectus  and explains  how to select  shares of
                                                             the Fund as an investment under that insurance product.
                                                                      This Prospectus contains important  information
                                                             about the Funds  objective,  its  investment  policies,
                                                             strategies and risks.  Please read this  Prospectus (and
                                                             your insurance product prospectus)  carefully before you
                                                             invest  and keep them for  future  reference  about your
                                                             account.

As with all mutual funds, the Securities
and Exchange Commission has not approved or disapproved
the Funds securities nor has it determined that
this Prospectus is accurate or complete.
It is a criminal offense to represent otherwise.

                                                                        (OppenheimerFunds logo)

CONTENTS

                          ABOUT THE FUND

                          The Funds Objective and Investment Strategies

                          Main Risks of Investing in the Fund

                          The Funds Past Performance

                          About the Funds Investments

                          How the Fund is Managed

                          INVESTING IN THE FUND

                          How to Buy and Sell Shares

                          Dividends and Taxes

                          Financial Highlights

About the Fund

The Funds Objective and Investment Strategies

What is the Funds Investment Objective? The Fund seeks maximum current income from investments in money market securities consistent with low capital risk and the maintenance of liquidity.

What Does the Fund Invest In?  The Fund invests in a variety of high-quality money market securities to seek current income.  Money market securities are short-term debt instruments issued by the U.S. Government, domestic and foreign corporations or financial institutions and other entities.  They include, for example, bank obligations, repurchase agreements, commercial paper, other corporate debt obligations and government debt obligations.

          High quality instruments must be rated in one of the two highest credit-quality categories for short-term securities by nationally recognized rating services.  If unrated, a security must be determined by the
Funds investment manager to be of comparable quality to rated securities.

Who is the Fund Designed For?  The Fund's shares are available only as an underlying investment option for certain variable annuities, variable life insurance policies and insurance company separate accounts.  The Fund is an option under those insurance products for investors who want to earn income at current money market rates while preserving the value of their investment, because the Fund is managed to keep its share price stable at $1.00.
Income on short-term securities tends to be lower than income on longer-term debt securities, so that the Funds yield will likely be lower than the yield on longer-term fixed income funds.  The Fund does not invest for the purpose of seeking capital appreciation or gains.  However, the Fund is not a complete investment program.

Main Risks of Investing in the Fund

All  investments  have risks to some  degree.  Funds that  invest in debt  obligations  for income may be subject to credit risks and interest rate risks.  However,  the Funds  investments must meet strict standards set by its Board of Trustees  following  special  rules for money market funds under  federal  law.  Those rules  require the Fund to maintain --

o        high credit quality in its portfolio,

o        a short average  portfolio  maturity to reduce the effects of changes in interest rates on the value of the
              Funds securities and

o        diversification  of the Funds  investments  among  issuers  to reduce the  effects of a default by any one issuer on the value of the Funds shares.

         Even so, there are risks that any of the Funds holdings could have its credit rating downgraded, or the issuer could default, or that interest rates could rise sharply, causing the value of the Funds investments (and its share price) to fall.  If insurance products holding Fund shares redeem them at a rate greater than anticipated by the Manager, the Fund might have to sell portfolio securities prior to their maturity at a loss.
As a result, there is a risk that the Funds shares could fall below $1.00 per share.  Income on short-term securities tends to be lower than income on longer-term debt securities so the Funds yield will likely be lower than the yield on longer-term fixed income funds.  Also, there is the risk that the value of your investment could be eroded over time by the effects of inflation, and that poor security selection by OppenheimerFunds, Inc. (the
Manager) could cause the Fund to underperform other funds that have a similar objective.

         The  Funds  investment  manager  tries  to  reduce  risks by  diversifying  investments  and by  carefully researching  securities  before  they are  purchased.  The rate of the  Funds  income  will  vary  from day to day, generally  reflecting  changes  in overall  short-term  interest  rates.  There is no  assurance  that the Fund will achieve its investment objective.

An Investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.  Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

The Funds Past Performance

The bar chart and table below show how the Funds returns may vary over time, by showing changes in the Funds performance from year to year for the last ten calendar years and its average annual total returns for the 1, 5 and 10 year periods.  Variability of returns is one measure of the risks of investing in a money market fund. The
Funds past investment performance is not necessarily an indication of how the Fund will perform in the future.

Annual Total Returns (as of 12/31 each year)

[See appendix to prospectus for annual total return data for bar chart.]

For the period from 1/1/02 through 3/31/02, the Fund's cumulative return (not annualized) was 0.38%.  Charges imposed by the separate accounts that invest in the Fund are not included in the calculations of return in this bar chart, and if those charges were included, the returns would be less than those shown.

During the period shown in the bar chart, the highest return (not annualized) for a calendar quarter was 1.59%
(2nd Q 00) and the lowest return for a calendar quarter was 0.54% (4th Q 01 ).

------------------------------- ---------------------------- ---------------------------- ----------------------------

     Average Annual Total
   Returns for the periods                1 Year                       5 Years                     10 Years
   ended December 31, 2001
------------------------------- ---------------------------- ---------------------------- ----------------------------
------------------------------- ---------------------------- ---------------------------- ----------------------------

Oppenheimer Money                          3.85%                        5.12%                        4.77%
Fund/VA (inception 4/3/85)
------------------------------- ---------------------------- ---------------------------- ----------------------------

The returns in the table measure the performance of a hypothetical account without deducting charges imposed by the separate accounts that invest in the Fund and assume that all distributions have been reinvested in additional shares.

The total returns are not the Funds current yield. The Funds current yield more closely reflects the Funds current earnings. To obtain the Funds current 7-day yield information, please call the Transfer Agent toll-free at 1.800.525.7048.

The Fund's total returns should not be expected to be the same as the returns of other Oppenheimer funds, even if both funds have the same portfolio managers and/or similar names

About the Funds Investments

The Funds Principal Investment Policies. The Fund invests in short-term money market instruments that must meet quality, maturity and diversification standards established by its Board of Trustees as well as rules that apply to money market funds under the Investment Company Act. The allocation of the Fund's portfolio among the different types of permitted investments will vary over time based on the Manager's evaluation of investment opportunities.
The Fund's portfolio might not always include all of the different types of investments described below. The
Statement of Additional Information contains more detailed information about the Funds investment policies and risks.

The Funds Manager tries to reduce risks by diversifying investments and by carefully researching investments before the Fund buys them. The rate of the Funds income will vary from day to day, generally reflecting changes in overall short-term interest rates.

WHAT TYPES OF MONEY MARKET SECURITIES DOES THE FUND INVEST IN?  The following is a brief description of the types of money market securities the Fund can invest in.  Money market securities are high-quality, short-term debt instruments that may be issued by the U.S. Government, corporations, banks or other entities.  They may have fixed, variable or floating interest rates.  All of the Funds investments must meet the special quality requirements set under the Investment Company Act.

o        U.S. Government Securities.  These are obligations issued or guaranteed by the U.S. Government or any of its agencies or federally-chartered corporations referred to as instrumentalities.  Some are direct obligations of the U.S. Treasury, such as Treasury bills, notes and bonds, and are supported by the full faith and credit of the United States. Some U.S. Government securities are supported by the right of the issuer to borrow from the U.S. Treasury. Others may be supported only by the credit of the instrumentality.  The Funds investing in U.S. government securities does not mean that its share price or returns are guaranteed or backed by the U.S. government.

o        Bank Obligations.  The Fund can invest in time deposits, certificates of deposit and bankers'
              acceptances.  These investments must be:
                      ?    obligations of a domestic bank having total assets of at least $1 billion, or
                      ?    U.S. dollar-denominated obligations of a foreign bank with total assets of at least U.S.
                      $1 billion.

o        Commercial Paper.  Commercial paper is a short-term, unsecured promissory note of a domestic or foreign company.

o        Corporate Debt Obligations.  The Fund can invest in other short-term corporate debt obligations, besides commercial paper.

o        Other Money Market Obligations.  The Fund can invest in money market obligations other than those listed above if they are subject to repurchase agreements or guaranteed as to their principal and interest by a domestic bank or by a corporation whose commercial paper may be purchased by the Fund.

              The Fund can buy other money market instruments that the Manager approves under Board approved policies.  They must be U.S. dollar-denominated short-term investments that the Manager has determined to have minimal credit risks.  They also must be of high quality as determined by a national rating organization.  To a limited extent the Fund may buy an unrated security that the Manager determines to have met those qualifications.

         The Fund can also purchase floating or variable rate demand notes and asset-backed  securities.  The Fund's investments in them may be subject to restrictions adopted by the Board from time to time.

WHAT CREDIT QUALITY AND MATURITY STANDARDS APPLY TO THE FUNDS INVESTMENTS?  Money market instruments are subject to credit risk.  This is the risk that the issuer might not make timely payments of interest on the security or repay principal when it is due.  The Fund may buy only those securities that meet standards set in the Investment
Company Act for money market funds.  The Funds Board has adopted procedures to evaluate securities that are being considered for the Funds portfolio and the Manager has the responsibility to implement those procedures when selecting investments for the Fund.

         In general, the Fund buys only high-quality investments that the Manager believes present minimal credit risk at the time of purchase. High-quality investments are:

         o     rated in one of the two highest short-term rating categories of two national rating organizations,
               or

         o     rated by one rating organization in one of its two highest rating categories (if only one rating organization has rated the investment), or

         o     unrated investments that the Manager determines are comparable in quality to the two highest rating categories.

         In general,  these procedures  require that securities be rated in one of the two highest short-term rating categories of two national  rating  organizations.  At least 95% of the Funds assets must be invested in securities of  issuers  with the  highest  credit  rating.  In some  cases,  the Fund can buy  securities  rated by one  rating organization  or unrated  securities  that the Manager  judges to be comparable in quality to the two highest rating categories.

         The procedures also limit the percentage of the Funds assets that can be invested in the securities of any one issuer (other than the U.S. Government, its agencies and instrumentalities), to spread the Funds investment risks.  A securitys maturity must not exceed 397 days.  Finally, the Fund must maintain an average portfolio maturity of not more than 90 days, to reduce interest rate risks.

SPECIAL PORTFOLIO DIVERSIFICATION REQUIREMENTS.  To enable a variable annuity or variable life insurance contract based on an insurance company separate account to qualify for favorable tax treatment under the Internal Revenue
Code, the underlying investments must follow special diversification requirements that limit the percentage of assets that can be invested in securities of particular issuers.  The Fund's investment program is managed to meet those requirements, in addition to other diversification requirements under the Internal Revenue Code and the
Investment Company Act that apply to publicly-sold mutual funds.

         Failure by the Fund to meet those special requirements could cause earnings on a contract owner's interest in an insurance company separate account to be taxable income.  Those diversification requirements might also limit, to some degree, the Fund's investment decisions in a way that could reduce its performance.

CAN THE FUNDS INVESTMENT OBJECTIVE AND POLICIES CHANGE?  The Fund's Board of Trustees can change non-fundamental policies without shareholder approval, although significant changes will be described in amendments to this
Prospectus. Fundamental policies are those that cannot be changed without the approval of a majority of the Fund's outstanding voting shares.  The Fund's investment objective is a fundamental policy.  Investment restrictions that are fundamental policies are listed in the Statement of Additional Information.  An investment policy is not fundamental unless this Prospectus or the Statement of Additional Information says that it is.

OTHER INVESTMENT STRATEGIES.  To seek its objective, the Fund can also use the investment techniques and strategies described below.  The Manager might not always use all of them. These techniques involve certain risks, although some of them are designed to help reduce overall investment or market risks.  The Statement of Additional
Information contains more information about some of these practices.

Floating Rate/Variable Rate Notes.  The Fund can purchase notes that have floating or variable interest rates.
         Variable rates are adjustable at stated periodic intervals.  Floating rates are adjusted automatically according to a specified market index for such investments, such as the prime rate of a bank.  If the maturity of a note is more than 397 days, the Fund can buy it if it has a demand feature.  That feature must permit the Fund to recover the principal amount of the note on not more than thirty days' notice at any time, or at specified times not exceeding 397 days from the date of purchase.

Obligations of Foreign Banks and Foreign Branches of U.S. Banks.  The Fund can invest in U.S. dollar-denominated securities of foreign banks having total assets at least equal to U.S. $1 billion.  It can also buy U.S.
         dollar-denominated securities of foreign branches of
         U.S. banks. These securities have additional investment risks compared to obligations of domestic branches of U.S. banks.  Risks that may affect the foreign banks ability to pay its debt include:
         o    political and economic developments in the country in which the bank or branch is located,
         o    imposition of withholding taxes on interest income payable on the securities,
         o    government seizure or nationalization of foreign deposits,
         o    the establishment of exchange control regulations and
         o    the adoption of other governmental restrictions that might limit the repayment of principal and/or payment of interest on those securities.

         Additionally, not all of the U.S. and state banking laws and regulations that apply to domestic banks and that are designed to protect depositors and investors apply to foreign branches of domestic banks. None of those U.S. and state regulations apply to foreign banks.

Bank Loan Participation Agreements.  The Fund may invest in bank loan participation agreements. They represent an undivided interest in a loan made by the issuing bank in the proportion the Fund's interest bears to the total principal amount of the loan.  In evaluating the risk of these investments, the Fund looks to the creditworthiness of the borrower that is obligated to make principal and interest payments on the loan.

Asset-Backed Securities.  The Fund can invest in asset-backed securities.  These are fractional interests in pools of consumer loans or other trade receivables, such as credit card or auto loan receivables, which are the obligations of a number of different parties.  The income from the underlying pool is passed through to holders, such as the Fund.

         These securities may be supported by a credit enhancement, such as a letter of credit, a guarantee (by a bank or broker) or a preference right.  However, the credit enhancement may apply only to a fraction of the security's value.  If the issuer of the security has no security interest in the assets that back the pool, there is a risk that the Fund could lose money if the issuer defaults.

Repurchase Agreements.  The Fund can enter into repurchase agreements.  In a repurchase transaction, the Fund buys a security and simultaneously sells it to the vendor for delivery at a future date.  The Fund's repurchase agreements must be fully collateralized.  However, if the vendor fails to pay the resale price on the delivery date, the Fund might incur costs in disposing of the collateral and might experience losses if there is any delay in its ability to do so.  There is no limit on the amount of the Fund's net assets that may be subject to repurchase agreements of 7 days or less.  It cannot invest more than 10% of its net assets in repurchase agreements maturing in more than 7 days.

Illiquid and Restricted Securities.  Investments may be illiquid because there is no active trading market for them, making it difficult to value them or dispose of them promptly at an acceptable price.  Restricted securities may have a contractual limit on resale or may require registration under federal securities laws before they can be sold publicly.  The Fund will not invest more than 10% of its net assets in illiquid or restricted securities.
         That limit may not apply to certain restricted securities that are eligible for resale to qualified institutional purchasers.  The Manager monitors holdings of illiquid securities on an ongoing basis to determine whether to sell any holdings to maintain adequate liquidity.  Difficulty in selling a security may result in a loss to the Fund or additional costs.

How the Fund Is Managed

THE MANAGER.  The Funds investment Manager, OppenheimerFunds, Inc.,  chooses the Fund's investments and handles its day-to-day business.  The Manager carries out its duties, subject to the policies established by the Board of
Trustees, under an Investment Advisory Agreement that states the Manager's responsibilities.  The Agreement sets the fees paid by the Fund to the Manager and describes the expenses that the Fund is responsible to pay to conduct its business.

         The Manager has been an investment adviser since 1960.  The Manager and its subsidiaries and affiliates managed $130 billion in assets as of March 31, 2002, including other Oppenheimer funds, with more than 6.3 million shareholder accounts.  The Manager is located at 498 Seventh Avenue, New York, New York 10018.

Portfolio Managers.  Carol E. Wolf and Barry D. Weiss are the portfolio managers and are Vice Presidents of the
         Fund. They are the persons principally responsible for the day-to-day management of the Funds portfolio.
         Ms. Wolf has had this responsibility since July 1988 and Mr. Weiss, since July 2001.  Ms. Wolf is a Senior
         Vice President of the Manager and Mr. Weiss is a Vice President, and each is an officer and portfolio manager of other Oppenheimer funds.  Prior to joining the Manager as Senior Credit Analyst in February,
         2000, Mr. Weiss held the following positions: Associate Director, Fitch IBCA Inc. (April 1998
         February 2000); News Director, Fitch Investors Service (September 1996  April 1998); Senior Budget
         Analyst, City of New York, Office of Management & Budget (February 1990 - September 1996).

Advisory Fees.  Under the Investment Advisory Agreement, the Fund pays the Manager an advisory fee at an annual rate that declines on additional assets as the Fund grows: 0.450% of the first $500 million of average annual net assets, 0.425% of the next $500 million, 0.400% of the next $500 million, and 0.375% of average annual net assets in excess of $1.5 billion.  The Fund's management fee for its last fiscal year ended
         December 31, 2001, was 0.45% of the Funds average annual net assets for each class of shares.

Possible Conflicts of Interest. The Fund offers its shares to separate accounts of different insurance companies that are not affiliated with each other, as an investment for their variable annuity, variable life and other investment product contracts. While the Fund does not foresee any disadvantages to contract owners from these arrangements, it is possible that the interests of owners of different contracts participating in the Fund through different separate accounts might conflict. For example, a conflict could arise because of differences in tax treatment.

         The Funds Board has procedures to monitor the portfolio for possible conflicts to determine what action should be taken. If a conflict occurs, the Board might require one or more participating insurance company separate accounts to withdraw their investments in the Fund. That could force the Fund to sell securities at disadvantageous prices, and orderly portfolio management could be disrupted. Also, the Board might refuse to sell shares of the Fund to a particular separate account, or could terminate the offering of the
         Funds shares if required to do so by law or if it would be in the best interests of the shareholders of the Fund to do so.

INVESTING IN THE FUND

How to Buy, and Sell Shares

How Are Shares Purchased?  Shares of the Fund may be purchased only by separate investment accounts of participating insurance companies as an underlying investment for variable life insurance policies, variable annuity contracts or other investment products. Individual investors cannot buy shares of the Fund directly.
Please refer to the accompanying prospectus of the participating insurance company for information on how to select the Fund as an investment option for that variable life insurance policy, variable annuity or other investment product. The Fund reserves the right to refuse any purchase order when the Manager believes it would be in the Funds best interests to do so.

|X| Market  Timers.  The Fund has instructed its  participating  insurance  companies that it may restrict or refuse investments by their separate  accounts from market timers.  Market timers include persons whose separate  account transactions  have,  or have  attempted  (i) an  exchange  out of the Fund  within two weeks of an earlier  exchange request,  (ii) exchanges out of the Fund more than twice in any calendar  quarter,  (iii) an exchange of Fund shares equal to at least $5 million,  or more than 1% of the Funds net assets,  or (iv) other  transactions in Fund shares that  demonstrated a timing  pattern.  Separate  accounts  under common  ownership or control are combined for these limits.  There  can be no  assurance  that  all  such  participating  insurance  companies  will  be  successful  in controlling investments in their respective separate accounts by market timers.

Information about your investment in the Fund through your variable annuity contract, variable life insurance policy or other plan can be obtained only from your participating insurance company or its servicing agent.  The Fund's Transfer Agent does not hold or have access to those records.  Instructions for buying or selling share of the Fund should be given to your insurance company or its servicing agent, not directly to the Fund or its Transfer Agent.

At What Price Are Shares Sold?  Shares are sold at their offering price, which is the net asset value per share.
The net asset value will normally remain at $1.00 per share. However, there are no guarantees that the Fund will be able to maintain a net asset value of $1.00 per share. The Fund does not impose any sales charge on purchases of its shares. If there are any charges imposed under the variable annuity, variable life or other contract through which Fund shares are purchased, they are described in the accompanying prospectus of the participating insurance company.

         The net asset value per share is determined as of the close of The New York Stock Exchange on each day that the exchange is open for trading (referred to in this Prospectus as a regular business day). The Exchange normally closes at 4:00 P.M., New York time, but may close earlier on some days. All references to time in this
Prospectus mean New York time.

         The net asset value per share is determined by dividing the value of the Funds net assets attributable to a class by the number of shares of that class that are outstanding. Under a policy adopted by the Funds Board of
Trustees, the Fund uses the amortized cost method to value its securities to determine the Funds net asset value.

         The offering price that applies to an order from a participating insurance company is based on the next calculation of the net asset value per share that is made after the insurance company (as the Funds designated agent to receive purchase orders) receives a purchase order from its contract owners to purchase Fund shares on a regular business day, provided that the Fund receives the order from the insurance company by 9:30 A.M. on the next regular business day at the offices of its Transfer Agent in Denver, Colorado.

       |X| Classes of Shares.  The Fund may offer two different classes of shares.  The class of shares designated as Service shares are subject to a Distribution and Service Plan. The impact of the expenses of the Plan on
Service shares is described below.  The class of shares that are not subject to a Plan has no class name designation.  The different classes of shares represent investments in the same portfolio of securities but are expected to be subject to different expenses and will likely have different share prices.

Distribution and Service Plan for Service Shares.  The Fund has adopted a Distribution and Service Plan for
Service shares to pay the distributor, for distribution related services for the Funds Service shares. Although the Plan allows for payments to be made quarterly at an annual rate of up to 0.25% of the average annual net assets of Service shares of the Fund, that rate is currently reduced to 0.15%. The Board may increase that rate to no more than 0.25% per annum, without advance notification.

       As of December 31, 2001, no Service shares of the Fund have been offered. When and if that offering commences, the Funds distributor would use all the fees described in the preceding paragraph to compensate sponsor(s) of the insurance product that offers Fund shares, for providing personal service and maintenance of accounts of their variable contract owners that hold Service shares.  The impact of the service plan would be to increase operating expenses of the Service shares, which would result in lower performance compared to the Funds shares that are not subject to a service fee.

How Are Shares Redeemed?  As with purchases, only the participating insurance companies that hold Fund shares in their separate accounts for the benefit of variable annuity contracts, variable life insurance policies or other investment products can place orders to redeem shares. Contract holders and policy holders should not directly contact the Fund or its transfer agent to request a redemption of Fund shares. Contract owners should refer to the withdrawal or surrender instructions in the accompanying prospectus of the participating insurance company.

         The share price that applies to a redemption order is the next net asset value per share that is determined after the participating insurance company (as the Funds designated agent) receives a redemption request on a regular business day from its contract or policy holder, provided that the Fund receives the order from the insurance company, generally by 9:30 a.m. the next regular business day at the office of its Transfer
Agent in Denver, Colorado. The Fund normally sends payment by Federal Funds wire to the insurance companys account the day after the Fund receives the order (and no later than 7 days after the Funds receipt of the order). Under unusual circumstances determined by the Securities and Exchange Commission, payment may be delayed or suspended.

Dividends and Taxes

Dividends.  The Fund intends to declare dividends from net investment income each regular business day and to pay those dividends monthly.  To maintain a net asset value of $1.00 per share, the Fund might withhold dividends or make distributions from capital or capital gains.  Daily dividends will not be declared or paid on newly purchased shares until Federal Funds are available to the Fund from the purchase payment for such shares.  Dividends and distributions will generally be lower for Service shares, which normally have higher expenses.

         All dividends (and any capital gains distributions) will be reinvested automatically in additional Fund shares at net asset value for the participating insurance company's separate account (unless the participating insurance company elects to have dividends or distributions paid in cash).

Capital Gains.  The Fund normally holds its securities to maturity and therefore will not usually pay capital gains distributions. Although the Fund does not seek capital gains, it could realize capital gains on the sale of portfolio securities.  If it does, it may make distributions out of any net short-term or long-term capital gains in March of each year.  The Fund may make supplemental distributions of dividends and capital gains following the end of its fiscal year.

Taxes.  For a discussion of the tax status of a variable annuity contract or variable life insurance policy or other insurance investment product, please refer to the accompanying prospectus of your participating insurance company.  Because shares of the Fund may be purchased only through variable annuity contracts, variable life insurance policies or other insurance company separate accounts, dividends paid by the Fund from net investment income and distributions (if any) of its net realized short-term or long-term capital gains will be taxable, if at all, to the participating insurance company.

         This information is only a summary of certain federal income tax information about an investment in Fund shares. You should consult with your tax advisor or your participating insurance company about the effect of an investment in the Fund under your contract or policy.

Financial Highlights

The Financial Highlights Table is presented to help you understand the Funds financial performance for the past 5 fiscal years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This
information has been audited by Deloitte & Touche LLP, the Fund's independent auditors, whose report, along with the Funds financial statements, is included in the Statement of Additional Information, which is available on request.

Financial Highlights

                                               Year Ended December 31,
                                               2001        2000        1999       1998        1997
======================================================================================================

Per Share Operating Data
Net asset value, beginning of period              $1.00       $1.00       $1.00      $1.00       $1.00
------------------------------------------------------------------------------------------------------
Income from investment operations--net
investment income and net realized gain             .04         .06         .05        .05         .05
Dividends and/or distributions to shareholders     (.04)       (.06)       (.05)      (.05)       (.05)
------------------------------------------------------------------------------------------------------
Net asset value, end of period                    $1.00       $1.00       $1.00      $1.00       $1.00
                                                  =====       =====       =====      =====       =====
======================================================================================================
Total Return(1)                                    3.85%       6.26%       4.96%      5.25%       5.31%
======================================================================================================
Ratios/Supplemental Data
Net assets, end of period (in thousands)       $370,229    $215,771    $201,066   $151,799    $126,782
------------------------------------------------------------------------------------------------------
Average net assets (in thousands)              $288,106    $204,586    $166,727   $137,633    $133,707
------------------------------------------------------------------------------------------------------
Ratios to average net assets:(2)
Net investment income                              3.59%       5.98%       4.87%      5.12%       5.19%
Expenses                                           0.52%       0.51%       0.48%      0.50%(3)    0.48%(3)

1. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns reflect changes in net investment income only. Total returns are not annualized for periods less than one full year. Total return information does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.
2. Annualized for periods of less than one full year.
3. Expense ratio has been calculated without adjustment for the reduction to custodian expenses.

                          Oppenheimer Money Fund/VA

INFORMATION AND SERVICES
For More Information on Oppenheimer Money Fund/VA

The following additional information about the Fund is available without charge upon request:
STATEMENT OF ADDITIONAL INFORMATION
This document includes additional information about the Funds investment policies, risks, and operations. It is incorporated by reference into this Prospectus (which means it is legally part of this Prospectus).
ANNUAL AND SEMI-ANNUAL REPORTS
Additional information about the Funds investments and performance is available in the Funds Annual and
Semi-Annual Reports to shareholders. The Annual Report includes a discussion of market conditions and investment strategies that significantly affected the Funds performance during its last fiscal year.

How to Get More Information
------------------------------------------------------- ------------------------------------------------------------
You can request the Statement of Additional             Call OppenheimerFunds Services toll-free:
Information, the Annual and Semi-Annual                 1.800.981.2871
Reports, the notice explaining the Funds
privacy policy and other information about the
Fund or instructions on how to contact the
sponsor of your insurance product:

By Telephone
------------------------------------------------------- ------------------------------------------------------------
------------------------------------------------------- ------------------------------------------------------------
By Mail                                                 Write to:
                                                        OppenheimerFunds Services
                                                        P.O. Box 5270
                                                        Denver, Colorado 80217-5270
------------------------------------------------------- ------------------------------------------------------------

Information about the Fund, including the Statement of Additional Information, can be reviewed and copies at the SECs Public Reference Room in Washington, D.C.  Information on the operation  of the Public Reference
Library may be obtained by calling the SEC at 202.942.8090. Reports and other information about the Fund are available on the EDGAR database on the SECs Internet website at www.sec.gov. Copies may be obtained after payment of a duplicating fee by electronic request at the SECs e-mail address: publicinfo@sec.gov or by writing to the SECs Public Reference Section, Washington, D.C. 20549-0102.

No one has been authorized to provide any information about the Fund or to make any representations about the
Fund other than what is contained in this Prospectus. This Prospectus is not an offer to sell shares of the
Fund, nor a solicitation of an offer to buy shares of the Fund, to any person in any state or other jurisdiction where it is unlawful to make such an offer.

The Funds SEC File No.: 811-4108
PR0660.001.0502
Printed on recycled paper.
                                                        (OppenheimerFunds logo)

Appendix to Prospectus of
Oppenheimer Money Fund/VA
(a series of Oppenheimer Variable Account Funds)

         Graphic material included in the Prospectus of Oppenheimer Money Fund/VA (the "Fund") under the heading "Annual Total Return (as of 12/31 each year)":

     A bar chart will be included in the Prospectus of the Fund depicting the annual total returns of a hypothetical investment in shares of the Fund for each of the ten most recent calendar years, without deducting separate account expenses.  Set forth below are the relevant data that will appear on the bar chart:

Calendar
Year
Ended                                                Annual Total Returns

12/31/92                                                      4.03%
12/31/93                                                      3.16%
12/31/94                                                      4.21%
12/31/95                                                      5.62%
12/31/96                                                      5.13%
12/31/97                                                      5.32%
12/31/98                                                      5.25%
12/31/99                                                      4.96%
12/31/00                                                      6.26%
12/31/01                                                      3.85%

Oppenheimer
High Income Fund/VA
A series of Oppenheimer Variable Account Funds

Prospectus dated May 1, 2002
                                                                      Oppenheimer High Income Fund/VA is a mutual
                                                             fund that seeks a high level of current income. The
                                                             Fund invests primarily in lower-grade, high-yield debt
                                                             securities.
                                                                      Shares of the Fund are sold only as the
                                                             underlying investment for variable life insurance
                                                             policies, variable annuity contracts and other
                                                             insurance company separate accounts. A prospectus for
                                                             the insurance product you have selected accompanies
                                                             this Prospectus and explains how to select shares of
                                                             the Fund as an investment under that insurance product,
                                                             and whether you are only eligible to purchase Service
                                                             shares of the Fund.
                                                             This Prospectus contains important information
                                                             about the Funds objective, its investment policies,
                                                             strategies and risks. Please read this Prospectus (and
                                                             your insurance product prospectus) carefully before you
                                                             invest and keep them for future reference about your
                                                             account.

As with all mutual funds, the Securities
And Exchange Commission has not approved or disapproved
the Funds securities nor has it determined that
this Prospectus is accurate or complete.
It is a criminal offense to represent otherwise.
                                                                (OppenheimerFunds logo)

Contents

                  About the Fund
-------------------------------------------------------------------------------------------------------------------

                  The Funds Objective and Investment Strategies

                  Main Risks of Investing in the Fund

                  The Funds Past Performance

                  About the Funds Investments

                  How the Fund is Managed

                  Investing in the Fund
-------------------------------------------------------------------------------------------------------------------

                  How to Buy and Sell Shares

                  Dividends, Capital Gains and Taxes

                  Financial Highlights

About the Fund

The Funds Objective and Investment Strategies

-------------------------------------------------------------------------------------------------------------------
What Is the  Funds  Investment  Objective?  The Fund  seeks a high  level of current  income  from  investment  in high-yield fixed-income securities.
-------------------------------------------------------------------------------------------------------------------

What Does the Fund Mainly Invest In?  The Fund invests mainly in a variety of high-yield fixed-income securities of domestic and foreign issuers.  The Fund's investments typically include:
o        lower-grade, high-yield domestic and foreign corporate bonds and notes (these are the main focus of the
              Fund's portfolio),
o        mortgage-related securities and asset-backed securities,
o        "preferred stocks,
o        "structured" notes,
o        foreign government bonds and notes, and
o         zero-coupon and step bonds.

         Under normal market conditions, the Fund invests at least 65% of its total assets, and can invest without limit, in high-yield, lower-grade fixed-income securities, commonly called "junk bonds."  Lower-grade securities are below investment-grade securities, and are rated below "Baa" by Moody's Investors Service or below
"BBB" by Standard & Poor's or have comparable ratings by other nationally-recognized rating organizations (or, in the case of unrated securities, have comparable ratings assigned by the Fund's investment Manager,
OppenheimerFunds, Inc.).

         The Funds foreign investments can include securities of issuers in developed markets as well as emerging markets, which have special risks. The Fund can also invest in loan participations and can use hedging instruments and certain derivative investments, primarily mortgage-related securities and "structured" notes, to try to increase income or to try to manage investment risks. These investments are more fully explained in "About the Funds Investments," below.

|X|  How Do the Portfolio Managers Decide What Securities to Buy or Sell? In selecting securities for the Fund, the Funds portfolio managers analyze the overall investment opportunities and risks in different market sectors, industries and countries. The portfolio managers overall strategy is to build a broadly diversified portfolio of debt securities to help moderate the special risks of investing in lower-grade, high yield debt instruments. The portfolio managers currently focus on the factors below (some of which may vary in particular cases and may change over time), looking for:
         |_|  Securities offering high current income,
         |_|  Issuers in industries that are currently undervalued,
         |_|  Issuers with strong cash flows,
         |_|  Changes in the business cycle that might affect corporate profits.

         The Funds diversification strategies, both with respect to securities issued by different companies and within different industries, are intended to reduce the volatility of the Fund's share prices while providing opportunities for high current income.

Who Is the Fund Designed For? The Funds shares are available only as an investment option under certain variable annuity contracts, variable life insurance policies and investment plans offered through insurance company separate accounts of participating insurance companies, for investors seeking high current income from a portfolio emphasizing lower-grade domestic and foreign debt securities. Those investors should be willing to assume the special risks of lower-grade debt securities. Since the Funds income level will fluctuate, it is not designed for investors needing an assured level of current income. Also, the Fund does not seek capital appreciation. The Fund is designed as a long-term investment. However, the Fund is not a complete investment program.

Main Risks of Investing in the Fund

         All investments carry risks to some degree.  The Fund's investments in debt securities are subject to changes in their value from a number of factors described below. There is also the risk that the value of your investment could be eroded over time by the effects of inflation and that poor security selection by the Funds investment manager, OppenheimerFunds, Inc., will cause the Fund to underperform other funds having similar objectives.

         |X| Credit Risk.  Debt securities are subject to credit risk.  Credit risk relates to the ability of the issuer of a security to make interest and principal payments on the security as they become due. If the issuer fails to pay interest, the Funds income might be reduced, and if the issuer fails to repay principal, the value of that security and of the Funds shares might be reduced. The Funds investments in debt securities, particularly high-yield, lower-grade debt securities, are subject to risks of default.

                  |_|  Special Risks of Lower-Grade Securities.  Because the Fund can invest without limit in securities below investment grade to seek high income and emphasizes these securities in its investment program, the Funds credit risks are greater than those of funds that buy only investment-grade bonds. Lower-grade debt securities may be subject to greater market fluctuations and greater risks of loss of income and principal than investment-grade debt securities. Securities that are (or that have fallen) below investment grade are exposed to a greater risk that the issuers of those securities might not meet their debt obligations.  These risks can reduce the Funds share prices and the income it earns.

         |X|  Interest Rate Risks. The values of debt securities, including government securities, are subject to change when prevailing interest rates change.  When interest rates fall, the values of already-issued debt securities generally rise.  When interest rates rise, the values of already-issued debt securities generally fall, and they may sell at a discount from their face amount. The magnitude of these fluctuations will often be greater for longer-term debt securities than shorter-term debt securities.  The Funds share prices can go up or down when interest rates change because of the effect of the changes on the value of the Funds investments in debt securities.

         |X|  Risks of Foreign Investing.  The Fund can invest its assets without limit in foreign debt securities and can buy securities of governments and companies in both developed markets and emerging markets.
The Fund normally invests part of its assets in foreign securities. While foreign securities offer special investment opportunities, there are also special risks that can reduce the Funds share prices and returns.

         The change in value of a foreign currency against the U.S. dollar will result in a change in the U.S.
dollar value of securities denominated in that foreign currency.  Currency rate changes can also affect the distributions the Fund makes from the income it receives from foreign securities as foreign currency values change against the U.S. dollar. Foreign investing can result in higher transaction and operating costs for the
Fund. Foreign issuers are not subject to the same accounting and disclosure requirements that U.S. companies are subject to.

         The value of foreign investments may be affected by exchange control regulations, expropriation or nationalization of a company's assets, foreign taxes, delays in settlement of transactions, changes in governmental economic or monetary policy in the U.S. or abroad, or other political and economic factors.

         |X|  Prepayment Risk. Prepayment risk occurs when the mortgages underlying a mortgage-related security are prepaid at a rate faster than anticipated (usually when interest rates fall) and the issuer of the security can prepay the principal prior to the securitys maturity. Mortgage-related securities that are subject to prepayment risk, including the mortgage-related securities that the Fund buys, generally offer less potential for gains when prevailing interest rates decline, and have greater potential for loss than other debt securities when interest rates rise.

         The impact of prepayments on the price of a security may be difficult to predict and may increase the volatility of the price. The Fund might have to reinvest the proceeds of prepaid securities in new securities offering lower yields.  Additionally, the Fund can buy mortgage-related securities at a premium. Accelerated prepayments on those securities could cause the Fund to lose the portion of its principal investment represented by the premium the Fund paid.

                  |X|  There are Special Risks in Using Derivative Investments. The Fund can use derivatives to seek increased income or to try to hedge investment risks. In general terms, a derivative investment is an investment contract whose value depends on (or is derived from) the value of an underlying asset, interest rate or index. Options, futures, interest rate swaps, structured notes and mortgage-related securities are examples of derivatives the Fund can use.

         If the issuer of the derivative does not pay the amount due, the Fund can lose money on the investment.
Also, the underlying security or investment on which the derivative is based, and the derivative itself, might not perform the way the Manager expected it to perform. If that happens, the Funds share price could decline or the Fund could get less income than expected.

The Fund has limits on the amount of particular types of derivatives it can hold. However, using derivatives can cause the Fund to lose money on its investment and/or increase the volatility of its share prices.

         How Risky is the Fund Overall? The risks described above collectively form the risk profile of the Fund, and can affect the value of the Funds investments, its investment performance and its price per share. These risks mean that you can lose money by investing in the Fund. When you redeem your shares, they may be worth more or less than what you paid for them. There is no assurance that the Fund will achieve its investment objective.
In the short term, the values of debt securities can fluctuate substantially because of interest rate changes.
Foreign debt securities, particularly those of issuers in emerging markets, and high yield securities can be volatile, and the price of the Funds shares can go up and down substantially because of events affecting foreign markets or issuers or events affecting the high yield market. The Funds security diversification strategy may help cushion the Funds shares prices from that volatility, but debt securities are subject to other credit and interest rate risks that can affect their values and the share prices of the Fund. The Fund generally has more risks than bond funds that focus on U. S. government securities and investment-grade bonds but may be less volatile than funds that focus solely on investments in a single foreign sector, such as emerging markets.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit
Insurance Corporation or any other government agency.

The Funds Past Performance

         The bar chart and table below show one measure of the risks of investing in the Fund, by showing changes in the Funds performance from year to year for the last ten calendar years and by showing how the average annual total returns of the Funds shares compare to those of a broad-based market index.

Annual Total Returns (as of 12/31 each year)

[See appendix to prospectus for data in bar chart showing annual total returns]

For the period from 1/1/02 through 3/31/02, the Fund's cumulative return (not annualized) was 0.59%.  Charges imposed by the separate accounts that invest in the Fund are not included in the calculations of return in this bar chart, and if those charges were included, the returns would be less than those shown.
During the period shown in the bar chart, the highest return (not annualized) for a calendar quarter was 9.98%
(1st Q '93) and the lowest return (not annualized) for a calendar quarter was -7.12% (3rd Q '98).

------------------------------- ---------------------------- ---------------------------- ----------------------------
Average  Annual Total  Returns
for    the    periods    ended            1 Year                       5 Years                     10 Years
December 31, 2001               (or life of class if less)
------------------------------- ---------------------------- ---------------------------- ----------------------------
------------------------------- ---------------------------- ---------------------------- ----------------------------
Oppenheimer     High    Income             1.97%                        2.87%                        8.71%
Fund/VA
(inception 4/30/86)
------------------------------- ---------------------------- ---------------------------- ----------------------------
------------------------------- ---------------------------- ---------------------------- ----------------------------
Merrill Lynch High Yield                   6.20%                        3.95%                        8.26%
Master Index

------------------------------- ---------------------------- ---------------------------- ----------------------------
------------------------------- ---------------------------- ---------------------------- ----------------------------
Oppenheimer High Income                   1.67%1                         N/A                          N/A
Fund/VA Service Share Class
(inception 9/18/01)
------------------------------- ---------------------------- ---------------------------- ----------------------------

The Fund's returns in the table measure the performance of a hypothetical account without deducting charges imposed by the separate accounts that invest in the Fund and assume that all dividends and capital gains distributions have been reinvested in additional shares. The Funds performance is compared to the Merrill Lynch
High Yield Master Index, an unmanaged index of U.S. corporate and government bonds that is a measure of the performance of
the high-yield corporate bond market. It must be remembered that the index performance reflects the reinvestment of income but does not consider the effects of transaction costs. Also, the Fund may have investments that vary from the index.

1. Performance for the Service Share class would have been lower if the 0.10% increase in the service fee for that class, effective May 1, 2002, had occurred during the period shown above.  The total return shown is cumulative.

The Fund's total returns should not be expected to be the same as the returns of other Oppenheimer funds, even if both funds have the same portfolio managers and/or similar names.

About the Funds Investments

The Funds Principal Investment Policies. The allocation of the Funds portfolio among different types of investments will vary over time based upon the Managers evaluation of economic and market trends. The Fund's portfolio might not always include all of the different types of investments described below.  The Statement of
Additional Information contains more details about the Fund's investment policies and risks.

         The Funds investment Manager, OppenheimerFunds, Inc., tries to reduce risks by carefully researching securities before they are purchased, and in some cases by using hedging techniques. The Fund attempts to reduce its exposure to market risks by diversifying its investments, that is, by not holding a substantial percentage of securities of any one issuer and by not investing too great a percentage of the Funds assets in any one issuer.
Also, the Fund does not concentrate 25% or more of its investments in the securities of any one foreign government or in the debt and equity securities of companies in any one industry.

         A debt security is essentially a loan by the buyer to the issuer of the debt security. The issuer promises to pay back the principal amount of the loan and normally pays interest, at a fixed or variable rate, on the debt while it is outstanding. The debt securities the Fund buys may be rated by nationally recognized rating organizations or they may be unrated securities assigned an equivalent rating by the Manager. While the Funds investments may be investment grade or below investment grade in credit quality, it is expected to invest mainly in lower-grade securities, commonly called junk bonds. They typically offer higher yields than investment-grade bonds, because investors assume greater risks of default of these securities.  The ratings definitions of the principal national rating organizations are included in Appendix A to the Statement of Additional Information.

         The Fund has no limit on the range of maturity of the debt securities it can buy, and therefore may hold obligations with short, medium or long-term maturities.  However, longer term securities typically offer higher yields than shorter-term securities and therefore the Fund will focus on longer-term debt to seek higher income.
However, longer-term securities fluctuate more in price when interest rates change than shorter-term securities.

         The Fund can invest some of its assets in other types of securities, including common stocks and other equity securities of foreign and U.S. companies. However, the Fund does not anticipate having significant investments in those types of securities as part of its normal portfolio strategy.

         |X| High-Yield, Lower-Grade Fixed-Income Securities. There are no restrictions on the amount of the
Funds assets that can be invested in debt securities below investment grade. The Fund can invest in securities rated as low as C or D, in unrated bonds or bonds which are in default at the time the Fund buys them. While securities rated Baa by Moodys or BBB by S&P are considered investment grade, they have some speculative characteristics.

         The Manager does not rely solely on ratings issued by rating organizations when selecting investments for the Fund. The Fund can buy unrated securities that offer high current income. The Manager assigns a rating to an unrated security that is equivalent to the rating of a rated security that the Manager believes offers comparable yields and risks.

         While investment-grade securities are subject to risks of non-payment of interest and principal, generally, higher yielding lower-grade bonds, whether rated or unrated, have greater risks than investment-grade securities.  They may be subject to greater market fluctuations and risk of loss of income and principal than investment-grade securities. There may be less of a market for them and therefore they may be harder to sell at an acceptable price. There is a relatively greater possibility that the issuers earnings may be insufficient to make the payments of interest and principal due on the bonds.

         These risks mean that the Fund may not achieve the expected income from lower-grade securities, and that the Funds net asset value per share may be affected by declines in value of these securities.

         |X| CMOs and Mortgage-Backed Securities. The Fund can invest a substantial portion of its assets in mortgage-backed securities issued by private issuers, which do not offer the credit backing of U.S. government securities. Primarily these include multi-class debt or pass-through certificates secured by mortgage loans. They may be issued by banks, savings and loans, mortgage bankers and other non-governmental issuers. Private issuer mortgage-backed securities are subject to the credit risks of the issuers (as well as the interest rate risks and prepayment risks of CMOs, discussed below), although in some cases they may be supported by insurance or guarantees.

         |X|  Mortgage-Related U.S. Government Securities. The Fund can buy interests in pools of residential or commercial mortgages, in the form of collateralized mortgage obligations (CMOs) and other pass-through mortgage securities. CMOs that are U.S. government securities have collateral to secure payment of interest and principal. They may be issued in different series each having different interest rates and maturities. The collateral is either in the form of mortgage pass-through certificates issued or guaranteed by a U.S. agency or instrumentality or mortgage loans insured by a U.S. government agency. The Fund can have substantial amounts of its assets invested in mortgage-related U.S. government securities.

         The prices and yields of CMOs are determined, in part, by assumptions about the cash flows from the rate of payments of the underlying mortgages. Changes in interest rates may cause the rate of expected prepayments of those mortgages to change. In general, prepayments increase when general interest rates fall and decrease when interest rates rise.

         If prepayments of mortgages underlying a CMO occur faster than expected when interest rates fall, the market value and yield of the CMO could be reduced. Additionally, the Fund may have to reinvest the prepayment proceeds in other securities paying interest at lower rates, which could reduce the Fund's yield.

         If interest rates rise rapidly, prepayments may occur at slower rates than expected, which could have the effect of lengthening the expected maturity of a short or medium-term security. That could cause its value to fluctuate more widely in response to changes in interest rates. In turn, this could cause the value of the Funds shares to fluctuate more.

         |X|  Asset-Backed Securities. The Fund can buy asset-backed securities, which are fractional interests in pools of loans collateralized by the loans or other assets or receivables. They are issued by trusts and special purpose corporations that pass the income from the underlying pool to the buyer of the interest. These securities are subject to the risk of default by the issuer as well as by the borrowers of the underlying loans in the pool.

          |X| Foreign Debt Securities.  The Fund can buy debt securities issued by foreign governments and companies, as well as supra-national entities, such as the World Bank. The Fund will not invest 25% or more of its total assets in debt securities of any one foreign government or in debt securities of companies in any one industry. The Fund has no requirements as to the maturity range of the foreign debt securities it can buy, or as to the market capitalization range of the issuers of those securities.

         The Funds foreign debt investments can be denominated in U.S. dollars or in foreign currencies. The
Fund will buy foreign currency only in connection with the purchase and sale of foreign securities and not for speculation.

                  |_|  Special Risks of Emerging and Developing Markets.  Securities of issuers in emerging and developing markets may offer special investment opportunities but present risks not found in more mature markets.
Those securities may be more difficult to sell at an acceptable price and their prices may be more volatile than securities of issuers in more developed markets. They may be very speculative.  Settlements of trades may be subject to greater delays so that the Fund may not receive the proceeds of a sale of a security on a timely basis.

         These countries might have less developed trading markets and exchanges. Emerging market countries may have less developed legal and accounting systems, and investments may be subject to greater risks of government restrictions on withdrawing the sales proceeds of securities from the country. Economies of developing countries may be more dependent on relatively few industries that may be highly vulnerable to local and global changes.
Governments may be more unstable and present greater risks of nationalization or restrictions on foreign ownership of securities of local companies.

         |X| Structured Notes. The Fund can buy structured notes, which are specially-designed derivative debt investments.  Their principal payments or interest payments are linked to the value of an index (such as a currency or securities index) or commodity. The terms of the instrument may be structured by the purchaser (the
Fund) and the borrower issuing the note.

         The principal and/or interest payments depend on the performance of one or more other securities or indices, and the values of these notes will therefore fall or rise in response to the changes in the values of the underlying security or index. They are subject to both credit and interest rate risks and therefore the Fund could receive more or less than it originally invested when the notes mature, or it might receive less interest than the stated coupon payment if the underlying investment or index does not perform as anticipated. Their values may be very volatile and they may have a limited trading market, making it difficult for the Fund to sell its investment at an acceptable price.

         |X| Special Portfolio Diversification Requirements.  To enable a variable annuity or variable life insurance contract based on an insurance company separate account to qualify for favorable tax treatment under the Internal Revenue Code, the underlying investments must follow special diversification requirements that limit the percentage of assets that can be invested in securities of particular issuers.  The Fund's investment program is managed to meet those requirements, in addition to other diversification requirements under the Internal
Revenue Code and the Investment Company Act that apply to publicly-sold mutual funds.

         Failure by the Fund to meet those special requirements could cause earnings on a contract owner's interest in an insurance company separate account to be taxable income.  Those diversification requirements might also limit, to some degree, the Fund's investment decisions in a way that could reduce its performance.

         |X| Can the Fund's Investment Objective and Policies Change?  The Funds Board of Trustees can change non-fundamental investment policies without shareholder approval, although significant changes will be described in amendments to this Prospectus. Fundamental policies cannot be changed without the approval of a majority of the Funds outstanding voting shares. The Funds investment objective is a fundamental policy. Investment restrictions that are fundamental policies are listed in the Statement of Additional Information. An investment policy is not fundamental unless this Prospectus or the Statement of Additional Information says that it is.

         |X| Portfolio Turnover. The Fund may engage in short-term trading to try to achieve its objective.
Portfolio turnover affects brokerage and transaction costs the Fund pays. The Financial Highlights table below shows the Funds portfolio turnover rates during prior fiscal years.

Other Investment Strategies.  To seek its objective, the Fund can also use the investment techniques and strategies described below. The Manager might not always use all of them. These techniques involve risks, although some are designed to help reduce overall investment or market risks.

         |X| U.S. Government Securities.  The Fund can invest in securities issued or guaranteed by the U.S.
Treasury or other government agencies or federally-chartered corporate entities referred to as instrumentalities. These are referred to as U.S. government securities in this Prospectus.

                  |_|   U.S. Treasury Obligations. These include Treasury bills (which have maturities of one year or less when issued), Treasury notes (which have maturities of from one to ten years), and Treasury bonds
(which have maturities of more than ten years). Treasury securities are backed by the full faith and credit of the United States as to timely payments of interest and repayments of principal. The Fund can also buy U. S.
Treasury securities that have been stripped of their coupons by a Federal Reserve Bank, zero-coupon U.S.
Treasury securities described below, and Treasury Inflation-Protection Securities (TIPS).

                  |_| Obligations of U.S. Government Agencies or Instrumentalities. These include direct obligations and mortgage-related securities that have different levels of credit support from the U.S.
government. Some are supported by the full faith and credit of the U.S. government, such as Government National
Mortgage Association pass-through mortgage certificates (called Ginnie Maes). Some are supported by the right of the issuer to borrow from the U.S. Treasury under certain circumstances, such as Federal National Mortgage
Association bonds (Fannie Maes). Others are supported only by the credit of the entity that issued them, such as Federal Home Loan Mortgage Corporation obligations (Freddie Macs).

         |X|  Zero-Coupon and Stripped Securities.  Some of the government and corporate debt securities the
Fund buys are zero-coupon bonds that pay no interest. They are issued at a substantial discount from their face value. Stripped securities are the separate income or principal components of a debt security. Some CMOs or other mortgage-related securities may be stripped, with each component having a different proportion of principal or interest payments. One class might receive all the interest and the other all the principal payments.

         Zero-coupon and stripped securities are subject to greater fluctuations in price from interest rate changes than conventional interest-bearing securities. The Fund may have to pay out the imputed income on zero-coupon securities without receiving the actual cash currently. Interest-only securities are particularly sensitive to changes in interest rates.

         The values of interest-only mortgage-related securities are also very sensitive to prepayments of underlying mortgages. Principal-only securities are also sensitive to changes in interest rates. When prepayments tend to fall, the timing of the cash flows to these securities increases, making them more sensitive to changes in interest rates. The market for some of these securities may be limited, making it difficult for the Fund to dispose of its holdings at an acceptable price. The Fund can invest up to 50% of its total assets in zero-coupon securities issued by either the U.S. Treasury or companies.

         |X|  Participation Interests in Loans. These securities represent an undivided fractional interest in a loan obligation by a borrower. They are typically purchased from banks or dealers that have made the loan or are members of the loan syndicate. The loans may be to foreign or U.S. companies. The Fund does not invest more than
5% of its net assets in participation interests of any one borrower. They are subject to the risk of default by the borrower. If the borrower fails to pay interest or repay principal, the Fund can lose money on its investment.

         |X| Preferred Stock.  Unlike common stock, preferred stock typically has a stated dividend rate.
Preferred stock dividends may be cumulative (they remain a liability of the company until they are paid) or non-cumulative. When prevailing interest rates rise, the value of preferred stock having a fixed dividend rate tends to fall.  The right to payment of dividends on preferred stock is generally subordinate to the rights of a corporation's debt securities.

         |X|  Illiquid and Restricted Securities. Investments may be illiquid because they do not have an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price. A restricted security is one that has a contractual restriction on its resale or which cannot be sold publicly until it is registered under the Securities Act of 1933. The Fund will not invest more than 15% of its net assets in illiquid or restricted securities.  Certain restricted securities that are eligible for resale to qualified institutional purchasers may not be subject to that limit. The Manager monitors holdings of illiquid securities on an ongoing basis to determine whether to sell any holdings to maintain adequate liquidity.

         |X|  Derivative Investments. The Fund can invest in a number of different kinds of "derivative"
investments.  In the broadest sense, exchange-traded options, futures contracts, structured notes, CMOs and other hedging instruments the Fund can use may be considered "derivative investments."  In addition to using hedging instruments, the Fund can use other derivative investments because they offer the potential for increased income.

         Markets underlying securities and indices may move in a direction not anticipated by the Manager.
Interest rate and stock market changes in the U.S. and abroad may also influence the performance of derivatives.
As a result of these risks the Fund could realize less principal or income from the investment than expected.
Certain derivative investments held by the Fund may be illiquid.

         |X|  Hedging.  The Fund can buy and sell futures contracts, put and call options, forward contracts and options on futures and broadly-based securities indices.  These are all referred to as hedging instruments. The
Fund does not use hedging instruments for speculative purposes, and has limits on its use of them. The Fund is not required to use hedging instruments in seeking its goal.

         The Fund could buy and sell options, futures and forward contracts for a number of purposes. It might do so to try to manage its exposure to the possibility that the prices of its portfolio securities may decline, or to establish a position in the securities market as a temporary substitute for purchasing individual securities.
It might do so to try to manage its exposure to changing interest rates.  The Fund can use forward contracts to try to manage foreign currency risks on the Funds foreign investments.

         Options trading involves the payment of premiums and has special tax effects on the Fund. There are also special risks in particular hedging strategies. If a covered call written by the Fund is exercised on an investment that has increased in value, the Fund will be required to sell the investment at the call price and will not be able to realize any profit if the investment has increased in value above the call price.  In writing a put, there is a risk that the Fund may be required to buy the underlying security at a disadvantageous price.

         If the Manager used a hedging instrument at the wrong time or judged market conditions incorrectly, the strategy could reduce the Funds return. The Fund could also experience losses if the prices of its futures and options positions were not correlated with its other investments or if it could not close out a position because of an illiquid market.

Temporary Defensive and Interim Investments.  In times of unstable adverse market or economic conditions, the
Fund can invest up to 100% of its assets in temporary investments that are inconsistent with the Funds principal investment strategies. Generally they would be cash or cash equivalents, such as U.S. Treasury Bills and other short-term U.S. government obligations or high-grade commercial paper. To the extent the Fund invests defensively in these securities, it might not achieve its investment objectives.
How the Fund Is Managed

The Manager. The Funds investment Manager, OppenheimerFunds, Inc.,  chooses the Fund's investments and handles its day-to-day business.  The Manager carries out its duties, subject to the policies established by the Funds
Board of Trustees, under an investment advisory agreement that states the Manager's responsibilities.  The agreement sets the fees the Fund pays to the Manager and describes the expenses that the Fund is responsible to pay to conduct its business.

         The Manager has been an investment adviser since 1960.  The Manager and its subsidiaries and affiliates managed $130 billion in assets as of March 31, 2002, including other Oppenheimer funds, with more than 6.3 million shareholder accounts.  The Manager is located at 498 Seventh Avenue, New York, New York 10018.

         |X|  Portfolio Managers.  The portfolio managers of the Fund are Thomas P. Reedy and David P. Negri.
They are the persons principally responsible for the day-to-day management of the Funds portfolio, Mr. Reedy since January 1998 and Mr. Negri since May 1999.  Both are Vice Presidents of the Fund, and Mr. Reedy is Vice
President and Mr. Negri is Senior Vice President of the Manager. They also serve as officers and portfolio managers for other Oppenheimer funds. Mr. Negri has been employed by the Manager since June 1989, Mr. Reedy since
1993.

         |X|  Advisory Fees.  Under the Investment Advisory Agreement, the Fund pays the Manager an advisory fee at an annual rate that declines on additional assets as the Fund grows: 0.75% of the first $200 million of average annual net assets, 0.72% of the next $200 million, 0.69% of the next $200 million, 0.66% of the next $200 million, 0.60% on the next $200 million and 0.50% of average annual net assets over $1 billion. The Fund's management fee for its last fiscal year ended December 31, 2001, was 0.74% of the Funds average annual net assets for each class of shares.

|X|      Possible Conflicts of Interest. The Fund offers its shares to separate accounts of different insurance companies that are not affiliated with each other, as an investment for their variable annuity, variable life and other investment product contracts. While the Fund does not foresee any disadvantages to contract owners from these arrangements, it is possible that the interests of owners of different contracts participating in the Fund through different separate accounts might conflict. For example, a conflict could arise because of differences in tax treatment.

         The Funds Board has procedures to monitor the portfolio for possible conflicts to determine what action should be taken. If a conflict occurs, the Board might require one or more participating insurance company separate accounts to withdraw their investments in the Fund. That could force the Fund to sell securities at disadvantageous prices, and orderly portfolio management could be disrupted. Also, the Board might refuse to sell shares of the Fund to a particular separate account, or could terminate the offering of the Funds shares if required to do so by law or if it would be in the best interests of the shareholders of the Fund to do so.

-------------------------------------------------------------------------------------------------------------------
Investing in the Fund
-------------------------------------------------------------------------------------------------------------------

How to Buy and Sell Shares

How Are Shares Purchased? Shares of the Fund may be purchased only by separate investment accounts of participating insurance companies as an underlying investment for variable life insurance policies, variable annuity contracts or other investment products. Individual investors cannot buy shares of the Fund directly.
Please refer to the accompanying prospectus of the participating insurance company for information on how to select the Fund as an investment option for that variable life insurance policy, variable annuity or other investment product. That Prospectus will indicate whether you are eligible to purchase Service shares of the
Fund. The Fund reserves the right to refuse any purchase order when the Manager believes it would be in the
Funds best interests to do so.

|X| Market Timers.  The Fund has instructed its  participating  insurance  companies that it may restrict or refuse investments  by their  separate  accounts from market  timers.  Market  timers  include  persons  whose  separate account  transactions  have,  or have  attempted  (i) an  exchange  out of the Fund  within two weeks of an earlier exchange  request,  (ii)  exchanges out of the Fund more than twice in any calendar  quarter,  (iii) an exchange of
Fund shares equal to at least $5 million,  or more than 1% of the Funds net assets, or (iv) other  transactions in
Fund shares that  demonstrated a timing pattern.  Separate  accounts under common ownership or control are combined for these limits.  There can be no assurance that all such participating  insurance companies will be successful in controlling investments in their respective separate accounts by market timers.

-------------------------------------------------------------------------------------------------------------------
Information about your investment in the Fund through your variable annuity contract, variable life insurance policy or other plan can be obtained only from your participating insurance company or its servicing agent. The
Funds Transfer Agent does not hold or have access to those records. Instructions for buying or selling shares of the Fund should be given to your insurance company or its servicing agent, not directly to the Fund or its
Transfer Agent.
-------------------------------------------------------------------------------------------------------------------

         |X|  At What Price Are Shares Sold? Shares are sold at their offering price, which is the net asset value per share. The Fund does not impose any sales charge on purchases of its shares. If there are any charges imposed under the variable annuity, variable life or other contract through which Fund shares are purchased, they are described in the accompanying prospectus of the participating insurance company.

         The net asset value per share is determined as of the close of The New York Stock Exchange on each day that the exchange is open for trading (referred to in this Prospectus as a regular business day). The Exchange normally closes at 4:00 P.M., New York time, but may close earlier on some days. All references to time in this
Prospectus mean New York time.

         The net asset value per share is determined by dividing the value of the Funds net assets attributable to a class by the number of shares of that class that are outstanding. To determine net asset value, the Funds
Board of Trustees has established procedures to value the Funds securities, in general, based on market value.
The Board has adopted special procedures for valuing illiquid and restricted securities and obligations for which market values cannot be readily obtained. Because some foreign securities trade in markets and on exchanges that operate on weekends and U.S. holidays, the values of some of the Funds foreign investments may change on days when investors cannot buy or redeem Fund shares.

         If, after the close of the principal market on which a security held by the Fund is traded, and before the time the Funds securities are priced that day, an event occurs that the Manager deems likely to cause a material change in the value of such security, the Funds Board of Trustees has authorized the Manager, subject to the Boards review, to ascertain a fair value for such security.

         The offering price that applies to an order from a participating insurance company is based on the next calculation of the net asset value per share that is made after the insurance company (as the Funds designated agent to receive purchase orders) receives a purchase order from its contract owners to purchase Fund shares on a regular business day, provided that the Fund receives the order from the insurance company, generally by 9:30
A.M. on the next regular business day at the offices of its Transfer Agent in Colorado.

       |X| Classes of Shares.  The Fund may offer two different classes of shares.  The class of shares designated as Service shares are subject to a Distribution and Service Plan. The impact of the expenses of the Plan on
Service shares is described below.  The class of shares that are not subject to a Plan has no class name designation.  The different classes of shares represent investments in the same portfolio of securities but are expected to be subject to different expenses and will likely have different share prices.

Distribution and Service Plan for Service Shares. The Fund has adopted a Distribution and Service Plan for
Service shares to pay the distributor, for distribution related services for the Funds Service shares. Under the
Plan, payments are made quarterly at an annual rate of up to 0.25% of the average annual net assets of Service shares of the Fund.  The distributor currently uses all of those fees to compensate sponsor(s) of the insurance product that offers Fund shares, for providing personal service and maintenance of accounts of their variable contract owners that
hold Service shares.  The impact of the service plan is to increase operating expenses of the Service shares, which results in lower performance compared to the Funds shares that are not subject to a service fee.

How Are Shares Redeemed?  As with purchases, only the participating insurance companies that hold Fund shares in their separate accounts for the benefit of variable annuity contracts, variable life insurance policies or other investment products can place orders to redeem shares. Contract holders and policy holders should not directly contact the Fund or its transfer agent to request a redemption of Fund shares. Contract owners should refer to the withdrawal or surrender instructions in the accompanying prospectus of the participating insurance company.

         The share price that applies to a redemption order is the next net asset value per share that is determined after the participating insurance company (as the Funds designated agent) receives a redemption request on a regular business day from its contract or policy holder, provided that the Fund receives the order from the insurance company by 9:30 A.M. the next regular business day at the office of its Transfer Agent in
Denver, Colorado. The Fund normally sends payment by
Federal Funds wire to the insurance companys account the day after the Fund receives the order (and no later than 7 days after the Funds receipt of the order). Under unusual circumstances determined by the Securities and
Exchange Commission, payment may be delayed or suspended.

Dividends, Capital Gains and Taxes

Dividends.  The Fund intends to declare dividends separately for each class of shares from net investment income on an annual basis, and to pay those dividends in March.  Dividends and distributions will generally be lower for
Service shares, which normally have higher expenses. The Fund has no fixed dividend rate and cannot guarantee that it will pay any dividends.

         All dividends (and any capital gains distributions will be reinvested automatically in additional Fund shares at net asset value for the account of the participating insurance company (unless the insurance company elects to have dividends or distributions paid in cash).

Capital Gains.  The Fund may realize capital gains on the sale of portfolio securities.  If it does, it may make distributions out of any net short-term or long-term capital gains in March of each year.  The Fund may make supplemental distributions of dividends and capital gains following the end of its fiscal year.  There can be no assurance that the Fund will pay any capital gains distributions in a particular year.

Taxes. For a discussion of the tax status of a variable annuity contract, a variable life insurance policy or other investment product of a participating insurance company, please refer to the accompanying prospectus of your participating insurance company. Because shares of the Fund may be purchased only through insurance company separate accounts for variable annuity contracts, variable life insurance policies or other investment products, dividends paid by the Fund from net investment income and distributions (if any) of net realized short-term and long-term capital gains will be taxable, if at all, to the participating insurance company.

         This information is only a summary of certain federal income tax information about an investment in Fund shares. You should consult with your tax advisor or your participating insurance company representative about the effect of an investment in the Fund under your contract or policy.

Financial Highlights

The Financial Highlights Table is presented to help you understand the Funds financial performance for the past
5 fiscal years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Deloitte & Touche LLP, the
Fund's independent auditors, whose report, along with the Funds financial statements, is included in the
Statement of Additional Information, which is available on request.

Financial Highlights

                                                  Year Ended December 31,
Non-Service shares                                2001           2000         1999         1998         1997
================================================================================================================

Per Share Operating Data
Net asset value, beginning of period                 $9.27         $10.72       $11.02       $11.52       $11.13
----------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                  .84(1)        1.00         1.01          .95          .94
Net realized and unrealized gain (loss)               (.62)(1)      (1.36)        (.55)        (.90)         .37
----------------------------------------------------------------------------------------------------------------
Total income (loss) from investment operations         .22           (.36)         .46          .05         1.31
----------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                  (.95)         (1.09)        (.76)        (.25)        (.91)
Distributions from net realized gain                    --             --           --         (.30)        (.01)
----------------------------------------------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                       (.95)         (1.09)        (.76)        (.55)        (.92)
----------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $8.54          $9.27       $10.72       $11.02       $11.52
                                                    ======         ======       ======       ======       ======
================================================================================================================
Total Return, at Net Asset Value(2)                   1.97%         (3.74)%       4.29%        0.31%       12.21%
================================================================================================================
Ratios/Supplemental Data
Net assets, end of period (in thousands)          $344,788       $333,533     $340,829     $328,563     $291,323
----------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                 $347,723       $329,260     $340,519     $322,748     $223,617
----------------------------------------------------------------------------------------------------------------
Ratios to average net assets:(3)
Net investment income                                 9.94%(1)      10.47%        9.61%        8.65%        8.88%
Expenses                                              0.79%          0.79%        0.75%        0.78%(4)     0.82%(4)
----------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                 46%            31%          33%         161%         168%

1. Without the adoption of the change in amortization method as discussed in
Note 1 in the Notes to Financial Statements, these amounts would have been:
Net investment income                                $ .86
Net realized and unrealized gain (loss)              $(.64)
Net investment income ratio                          10.22%

2. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period.
Total returns are not annualized for periods less than one full year. Total return information does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.

3. Annualized for periods of less than one full year.

4. Expense ratio has been calculated without adjustment for the reduction to custodian expenses.

                      Oppenheimer High Income Fund/VA

Financial Highlights  (Continued)

                                                    Period Ended
Service shares                                      December 31, 2001(1)
========================================================================

Per Share Operating Data
Net asset value, beginning of period                               $8.40
------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                                .20(2)
Net realized and unrealized gain (loss)                             (.06)(2)
------------------------------------------------------------------------
Total income (loss) from investment operations                       .14
------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                                  --
Distributions from net realized gain                                  --
------------------------------------------------------------------------
Total dividends and/or distributions to shareholders                  --
------------------------------------------------------------------------
Net asset value, end of period                                     $8.54
                                                                   =====
========================================================================
Total Return, at Net Asset Value(3)                                 1.67%
========================================================================
Ratios/Supplemental Data
Net assets, end of period (in thousands)                              $3
------------------------------------------------------------------------
Average net assets (in thousands)                                     $2
------------------------------------------------------------------------
Ratios to average net assets:(4)
Net investment income                                              12.51%(2)
Expenses                                                            0.96%
------------------------------------------------------------------------
Portfolio turnover rate                                               46%

1. For the period from September 18, 2001 (inception of offering) to December
31, 2001.

2. Without the adoption of the change in amortization method as discussed in
Note 1 in the Notes to Financial Statements, these amounts would have been:
Net investment income                    Change less than $0.005 per share
Net realized and unrealized gain         Change less than $0.005 per
share Net investment income ratio                                   12.79%

3. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Total return information does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of theses charges would reduce the total return figures for all periods shown.

4. Annualized for periods of less than one full year.

                        Oppenheimer High Income Fund/VA

INFORMATION AND SERVICES
For More Information On Oppenheimer High Income Fund/VA

The following additional information about the Fund is available without charge upon request:

Statement of Additional Information
This document includes additional information about the Funds investment policies, risks, and operations.
It is incorporated by reference into this Prospectus (which means it is legally part of this Prospectus).

Annual and Semi-Annual Reports
Additional information about the Funds investments and performance is available in the Funds Annual and
Semi-Annual Reports to shareholders. The Annual Report includes a discussion of market conditions and investment strategies that significantly affected the Funds performance during its last fiscal year.

-------------------------------------------------------------------------------------------------------------

How to Get More Information

-------------------------------------------------------------------------------------------------------------
You can request the Statement of Additional Information, the Annual and Semi-Annual Reports, the notice explaining the Funds privacy policy and other information about the Fund or instructions on how to contact the sponsor of your insurance product:
By Telephone
Call OppenheimerFunds Services toll-free:
1.800.981.2871
By Mail
Write to:
OppenheimerFunds Services
P.O. Box 5270
Denver, Colorado 80217-5270
Information about the Fund, including the Statement of Additional Information, can be reviewed and copies at the SECs Public Reference Room in Washington, D.C.  Information on the operation  of the Public
Reference Library may be obtained by calling the SEC at 202.942.8090. Reports and other information about the Fund are available on the EDGAR database on the SECs Internet website at www.sec.gov. Copies may be obtained after payment of a duplicating fee by electronic request at the SECs e-mail address:
publicinfo@sec.gov or by writing to the SECs Public Reference Section, Washington, D.C. 20549-0102.

No one has been authorized to provide any information about the Fund or to make any representations about the Fund other than what is contained in this Prospectus. This Prospectus is not an offer to sell shares of the Fund, nor a solicitation of an offer to buy shares of the Fund, to any person in any state or other jurisdiction where it is unlawful to make such an offer.
The Funds SEC File No.: 811-4108
PR0640.001.0502
Printed on recycled paper.
                                                        (OppenheimerFunds logo)
Appendix to Prospectus of
Oppenheimer High Income Fund/VA
(a series of Oppenheimer Variable Account Funds)

         Graphic material included in the Prospectus of Oppenheimer High Income Fund/VA (the "Fund") under the heading "Annual Total Return (as of 12/31 each year)":

     A bar chart will be included in the Prospectus of the Fund depicting the annual total returns of a hypothetical $10,000 investment in shares of the Fund for each of the ten most recent calendar years, without deducting separate account expenses.  Set forth below are the relevant data that will appear on the bar chart:

Calendar
Year
Ended                                                Annual Total Returns

12/31/92                                                      17.92%
12/31/93                                                      26.34%
12/31/94                                                      -3.18%
12/31/95                                                      20.37%
12/31/96                                                      15.25%
12/31/97                                                      12.22%
12/31/98                                                      0.31%
12/31/99                                                      4.29%
12/31/00                                                      -3.74%
12/31/01                                                       1.97%

                                             OPPENHEIMER BOND FUND/VA
                                        (a series of Oppenheimer Variable Account Funds)
                                                Supplement dated May 1, 2002 to the
                                                Prospectus dated May 1, 2002

        The Prospectus is changed as follows. The section titled "Portfolio Managers" in page 8 of the Prospectus is deleted in its entirety and replaced with the following:

                Portfolio Managers. Since April 23, 2002, the Fund has been managed by a portfolio management team comprised of Angelo Manioudakis and other investment professionals selected from the Manager's high-grade team in its fixed-income department. This portfolio management team is primarily responsible for the day-to-day management of the
Fund's portfolio. Certain members of the Fund's portfolio management team (including Mr. Manioudakis) have portfolio management responsibilities for other Oppenheimer funds. Prior to joining the Manager in April 2002, Mr. Manioudakis was a portfolio manager at Morgan Stanley Investment Management (since August 1993).

May 1, 2002

Bond Fund/VA
A series of Oppenheimer Variable Account Funds

Prospectus dated May 1, 2002

                                                             Oppenheimer Bond Fund/VA is a mutual fund that seeks a
                                                             high level of current income as its primary goal. As a
                                                             secondary goal, the Fund seeks capital appreciation
                                                             when consistent with its goal of high current income.
                                                             The Fund invests mainly in investment grade debt
                                                             securities.
                                                                      Shares of the Fund are sold only as the
                                                             underlying investment for variable life insurance
                                                             policies, variable annuity contracts and other
                                                             insurance company separate accounts. A prospectus for
                                                             the insurance product you have selected accompanies
                                                             this Prospectus and explains how to select shares of
                                                             the Fund as an investment under that insurance product
                                                             and whether you are only eligible to purchase Service
                                                             shares of the Fund.
                                                             This Prospectus contains important information
                                                             about the Funds objective, its investment policies,
                                                             strategies and risks. Please read this Prospectus (and
As with all mutual funds, the Securities                     your insurance product prospectus) carefully before you
and Exchange Commission has not approved or disapproved      invest and keep them for future reference about your
the Funds securities nor has it determined that             account.
this Prospectus is accurate or complete.
It is a criminal offense to represent otherwise.

                                                                       (OppenheimerFunds logo)

Contents

                  About the Fund
-------------------------------------------------------------------------------------------------------------------

                  The Funds Objectives and Investment Strategies

                  Main Risks of Investing in the Fund

                  The Funds Past Performance

                  About the Funds Investments

                  How the Fund is Managed

                  Investing in the Fund
-------------------------------------------------------------------------------------------------------------------

                  How to Buy and Sell Shares

                  Dividends, Capital Gains and Taxes

                  Financial Highlights

About the Fund

The Funds Objectives and Investment Strategies

-------------------------------------------------------------------------------------------------------------------
What Are the Funds Investment Objectives? The Fund's main objective is to seek a high level of current income.
As a secondary objective, the Fund seeks capital appreciation when consistent with its primary objective.
-------------------------------------------------------------------------------------------------------------------

What Does the Fund Mainly Invest In? Normally, the Fund invests at least 65% of its total assets in investment-grade debt securities, U.S. Government securities and money market instruments. The investment-grade debt securities the Fund invests in can include the following types of obligations, which in general are referred to as "bonds":
o        short-, medium- and long-term foreign and U.S. government bonds and notes,
o        domestic and foreign corporate debt obligations,
o        collateralized mortgage obligations (CMOs),
o        other mortgage-related securities and asset-backed securities,
o        participation interests in loans,
o        "structured" notes, and
o         other debt obligations.

         The Fund's investments in U.S. government securities include securities issued or guaranteed by the U.S.
government or its agencies or federally-chartered corporate entities referred to as "instrumentalities."  These include mortgage-related U.S. government securities and CMOs.

         There is no set percentage allocation of the Fund's assets among the types of securities the Fund buys to meet the 65% investment requirement, but currently the Fund focuses mainly on U.S. government securities,
CMOs, and investment-grade debt securities to do so because they currently offer higher yields than money market instruments.  However, if market conditions change, the Fund's portfolio managers may change the relative allocation of the Fund's assets.

         The Fund has no limitations on the range of maturities of the debt securities in which it can invest and therefore may hold bonds with short-, medium- or long-term maturities.  The Fund's investments in debt securities can include "zero coupon" securities and securities that have been "stripped" of their interest coupons.  The
Fund can invest up to 35% of its total assets in high yield debt securities and other debt securities that are below investment grade (commonly referred to as "junk bonds") and other investments such as preferred stock.
Effective July 31, 2002, under normal market conditions, the Fund invests at least 80% of its net assets
(including any borrowings for investment purposes) in debt securities.

-----------------------------------------------------------
What Is A Debt Security?  A debt
security is essentially a loan by the buyer
To the issuer of the debt security. The
issuer promises to pay back the principal
amount of the loan and normally pays
interest, at a fixed or variable rate, on the
debt while it is outstanding.
-----------------------------------------------------------

         The Fund can also use hedging instruments and certain derivative investments, primarily CMOs and
"structured" notes, to try to enhance income or to try to manage investment risks. These investments are more fully explained in "About the Funds Investments," below.

|X|  How Do the Portfolio Managers Decide What Securities to Buy or Sell? In selecting securities for the Fund, the Funds portfolio manager analyzes the overall investment opportunities and risks in different sectors of the debt security markets by focusing on business cycle analysis and relative values between the corporate and government sectors. The portfolio managers overall strategy is to build a broadly diversified portfolio of debt securities. The portfolio manager currently focuses on the factors below (some of which may vary in particular cases and may change over time), looking for:
         |_| High current income from different types of corporate and government debt securities,
         |_|  Investment-grade securities, primarily to help reduce credit risk,
         |_|  Broad portfolio diversification to help reduce the volatility of the Fund's share prices,
         |_|  Relative values among the debt securities market sectors.

Who Is the Fund Designed For? The Funds shares are available only as an investment option under certain variable annuity contracts, variable life insurance policies and investment plans offered through insurance company separate accounts of participating insurance companies, for investors seeking high current income from a fund that invests mainly in investment-grade debt securities, but which can also hold below-investment-grade securities to seek higher income. Those investors should be willing to assume the credit risks of a fund that typically invests a significant amount of its assets in debt securities and the changes in share prices that can occur when interest rates rise. Since the Funds income level will fluctuate, it is not designed for investors needing an assured level of current income. The Fund is not a complete investment program.

Main Risks of Investing in the Fund

         All investments carry risks to some degree.  The Fund's investments are subject to changes in their value from a number of factors, described below. There is also the risk that the value of your investment could be eroded over time by the effects of inflation and that poor security selection by the Funds investment manager, OppenheimerFunds, Inc., will cause the Fund to underperform other funds having similar objectives.

         |X| Credit Risk.  Debt securities are subject to credit risk.  Credit risk relates to the ability of the issuer of a security to make interest and principal payments on the security as they become due. If the issuer fails to pay interest, the Funds income might be reduced, and if the issuer fails to repay principal, the value of that security and of the Funds shares might be reduced. While the Funds investments in U.S. government securities are subject to little credit risk, debt securities issued by domestic and foreign corporations and by foreign governments are subject to risks of default.

         Securities that are (or that have fallen) below investment grade are exposed to a greater risk that the issuers of those securities might not meet their debt obligations.  Those risks can reduce the Funds share prices and the income it earns.

                  |_|  Special Risks of Lower-Grade Securities.  Because the Fund can invest up to 35% of its total assets in securities below investment grade to seek higher income, the Fund's credit risks are greater than those of funds that buy only investment grade securities.  Lower-grade debt securities may be subject to greater market fluctuations and greater risks of loss of income and principal than investment-grade debt securities.
Securities that are (or that have fallen) below investment grade are exposed to a greater risk that the issuers of those securities might not meet their debt obligations.  Those risks can reduce the Fund's share prices and the income it earns.

         |X|  Interest Rate Risks. The values of debt securities, including U.S. government securities prior to maturity, are subject to change when prevailing interest rates change.  When interest rates fall, the values of already-issued debt securities generally rise.  When interest rates rise, the values of already-issued debt securities generally fall, and they may sell at a discount from their face amount. The magnitude of these fluctuations will often be greater for longer-term debt securities than shorter-term debt securities.  However, interest rate changes may have different effects on the values of mortgage-related securities because of prepayment risks, discussed below.  The Funds share prices can go up or down when interest rates change because of the effect of the changes on the value of the Funds investments in debt securities.

         |X|  Prepayment Risk. Prepayment risk occurs when the mortgages underlying a mortgage-related security are prepaid at a rate faster than anticipated (usually when interest rates fall) and the issuer of a security can prepay the principal prior to the securitys maturity. Mortgage-related securities that are subject to prepayment risk, including the CMOs and other mortgage-related securities that the Fund buys, generally offer less potential for gains when prevailing interest rates decline, and have greater potential for loss when interest rates rise.

         The impact of prepayments on the price of a security may be difficult to predict and may increase the volatility of the price. Additionally, the Fund may buy mortgage-related securities at a premium. Accelerated prepayments on those securities could cause the Fund to lose the portion of its principal investment represented by the premium the Fund paid.

         |X|  Risks of Foreign Investing.  The Fund can invest its assets without limit in foreign debt securities and can buy securities of governments and companies in both developed markets and emerging markets.
While foreign securities offer special investment opportunities, there are also special risks that can reduce the
Funds share prices and returns.

         The change in value of a foreign currency against the U.S. dollar will result in a change in the U.S.
dollar value of securities denominated in that foreign currency.  Currency rate changes can also affect the distributions the Fund makes from the income it receives from foreign securities as foreign currency values change against the U.S. dollar. Foreign investing can result in higher transaction and operating costs for the
Fund. Foreign issuers are not subject to the same accounting and disclosure requirements that U.S. companies are subject to.

         The value of foreign investments may be affected by exchange control regulations, expropriation or nationalization of a company's assets, foreign taxes, delays in settlement of transactions, changes in governmental economic or monetary policy in the U.S. or abroad, or other political and economic factors.

         |X|  There are Special Risks in Using Derivative Investments. The Fund can use derivatives to seek increased income or to try to hedge investment risks. In general terms, a derivatives investment is an investment contract whose value depends on (or is derived from) the value of an underlying asset, interest rate or index.
Options, futures, interest rate swaps, structured notes and CMOs are examples of derivatives the Fund can use.

         If the issuer of the derivative does not pay the amount due, the Fund can lose money on the investment.
Also, the underlying security or investment on which the derivative is based, and the derivative itself, might not perform the way the Manager expected it to perform. If that happens, the Funds share price could decline or the Fund could get less income than expected. The Fund has limits on the amount of particular types of derivatives it can hold. However, using derivatives can cause the Fund to lose money on its investment and/or increase the volatility of its share prices.

         How Risky is the Fund Overall? The risks described above collectively form the risk profile of the Fund, and can affect the value of the Funds investments, its investment performance and its price per share. These risks mean that you can lose money by investing in the Fund. When you redeem your shares, they may be worth more or less than what you paid for them. There is no assurance that the Fund will achieve its investment objective.
Debt securities are subject to credit and interest rate risks that can affect their values and the share prices of the Fund. Prepayment risks of mortgage-backed securities can cause the Fund to reinvest the proceeds of its investments in lower-yielding securities. The Fund generally has more risks than bond funds that focus on U.S.
government securities but the Fund's emphasis on investment-grade securities may make its share prices less volatile than high yield bond funds or funds that focus on foreign bonds.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit
Insurance Corporation or any other government agency.

The Funds Past Performance

         The bar chart and table below show one measure of the risks of investing in the Fund, by showing changes in the Funds performance from year to year for the last ten calendar years and by showing how the average annual total returns of the Funds shares compare to those of a broad-based market index. The Funds past investment performance is not necessarily an indication of how the Fund will perform in the future.

Annual Total Returns (as of 12/31 each year)

[See appendix to prospectus for data in bar chart showing annual total returns]

For the period from 1/1/02 through 3/31/02, the Fund's cumulative return (not annualized) was 0.33%.  Charges imposed by the separate accounts that invest in the Fund are not included in the calculations of return in this bar chart, and if those charges were included, the returns would be less than those shown.
During the period shown in the bar chart, the highest return (not annualized) for a calendar quarter was 5.60%
(2nd Q '95) and the lowest return (not annualized) for a calendar quarter was -1.90% (1st Q '94).

------------------------------- ---------------------------- ---------------------------- ----------------------------
Average  Annual Total  Returns
for    the    periods    ended            1 Year                       5 Years                     10 Years
December 31, 2001
------------------------------- ---------------------------- ---------------------------- ----------------------------
------------------------------- ---------------------------- ---------------------------- ----------------------------
Oppenheimer Bond                           7.79%                        5.62%                        6.64%
Fund/VA
(inception 4/3/85)
------------------------------- ---------------------------- ---------------------------- ----------------------------
------------------------------- ---------------------------- ---------------------------- ----------------------------
Lehman Brothers Corporate                 10.40%                        7.22%                        7.68%
Bond Index

------------------------------- ---------------------------- ---------------------------- ----------------------------

The Fund's returns in the table measure the performance of a hypothetical account without deducting charges imposed by the separate accounts that invest in the Fund and assume that all dividends and capital gains distributions have been reinvested in additional shares. The Funds performance is compared to the Lehman
Brothers Corporate Bond Index, an unmanaged index of non-convertible investment grade corporate debt of U.S.
issuers that is a measure of the general domestic bond market. The index performance reflects the reinvestment of income but does not consider the effects of transaction costs. Also, the Fund may have investments that vary from the index.

The Fund's total returns should not be expected to be the same as the returns of other Oppenheimer funds, even if both funds have the same portfolio managers and/or similar names.

About the Funds Investments

The Funds Principal Investment Policies. The allocation of the Funds portfolio among different types of investments will vary over time based upon the Managers evaluation of economic and market trends.  The Fund's portfolio might not always include all of the different types of investments described below.  The Statement of
Additional Information contains more detailed information about the Fund's investment policies and risks.

         The Funds investment Manager, OppenheimerFunds, Inc., tries to reduce risks by carefully researching securities before they are purchased, and in some cases by using hedging techniques. The Fund attempts to reduce its exposure to credit risks by limiting its investments in below-investment grade securities, as explained above.  The Fund attempts to reduce its exposure to market risks by diversifying its investments, that is, by not holding a substantial percentage of the securities of any one issuer and by not investing too great a percentage of the Funds assets in any one issuer.  Also, the Fund does not concentrate 25% or more of its investments in the securities of any one foreign government or in the debt and equity securities of companies in any one industry.

         A debt security is essentially a loan by the buyer to the issuer of the debt security. The issuer promises to pay back the principal amount of the loan and normally pays interest, at a fixed or variable rate, on the debt while it is outstanding. The debt securities the Fund buys may be rated by nationally recognized rating organizations or they may be unrated securities assigned an equivalent rating by the Manager. While the Funds investments may be above or below investment grade in credit quality, the Fund invests primarily in investment-grade debt securities. However, the Fund can invest up to 35% of its net assets in below investment-grade debt
securities, commonly called junk bonds.  They typically offer higher yields than investment-grade bonds, because investors assume the greater risks of default of those securities. The ratings definitions of the principal national rating organizations is included in Appendix A to the Statement of Additional Information.

         Investment-grade debt securities are those rated in one of the four highest categories by Standard &
Poor's Corporation, Moody's Investors Service, Inc., Fitch or other national rating organizations.  They can also be unrated or "split-rated" (rated as investment grade by one rating organization but below investment grade by another), if determined by the Manager to be of comparable quality to rated investment-grade securities.  The
Fund is not obligated to dispose of securities when issuers are in default or if the rating of the security is reduced below investment grade.

         The Fund can invest some of its assets in other types of securities, including common stocks, preferred stocks, and other equity securities of foreign and U.S. companies. However, the Fund does not anticipate having significant investments in those types of securities as part of its normal portfolio strategy.

         The Fund could pursue its secondary objective of capital appreciation by investing in securities convertible into common stock. Convertible securities might allow the Fund to participate in the increase in value of the issuers underlying common stock, by exercising the conversion right. Normally the Fund would not hold the common stock for investment, although it can hold common stock as part of the value of its net assets that is not normally expected to be invested in debt securities. Typically, convertible securities also pay income until they are converted. There may be other investment strategies that could offer the Fund opportunities for capital appreciation, such as investing in defaulted securities, but these are not expected to be a significant part of the Funds investment program.

U.S. Government Securities.  The Fund can invest in securities issued or guaranteed by the U.S. Treasury or other government agencies or federally-chartered corporate entities referred to as instrumentalities. These are referred to as U.S. government securities in this Prospectus.

         |X|  U.S. Treasury Obligations. These include Treasury bills (which have maturities of one year or less when issued), Treasury notes (which have maturities of from one to ten years when issued), and Treasury bonds
(which have maturities of more than ten years when issued). Treasury securities are backed by the full faith and credit of the United States as to timely payments of interest and repayments of principal. The Fund can also buy
U. S. Treasury securities that have been stripped of their coupons by a Federal Reserve Bank, zero-coupon U.S.
Treasury securities described below, and Treasury Inflation-Protection Securities (TIPS).

         |X| Obligations Issued or Guaranteed by U.S. Government Agencies or Instrumentalities. These include direct obligations and mortgage-related securities that have different levels of credit support from the U.S.
government. Some are supported by the full faith and credit of the U.S. government, such as Government National
Mortgage Association pass-through mortgage certificates (called Ginnie Maes). Some are supported by the right of the issuer to borrow from the U.S. Treasury under certain circumstances, such as Federal National
Mortgage Association bonds (Fannie Maes). Others are supported only by the credit of the entity that issued them, such as Federal Home Loan Mortgage Corporation obligations (Freddie Macs).

                  |_|  Mortgage-Related U.S. Government Securities. The Fund can buy interests in pools of residential or commercial mortgages, in the form of collateralized mortgage obligations (CMOs) and other pass-through mortgage securities. CMOs that are U.S. government securities have collateral to secure payment of interest and principal. They may be issued in different series each having different interest rates and maturities. The collateral is either in the form of mortgage pass-through certificates issued or guaranteed by a
U.S. agency or instrumentality or mortgage loans insured by a U.S. government agency. The Fund can have substantial amounts of its assets invested in mortgage-related U.S. government securities.

         The prices and yields of CMOs are determined, in part, by assumptions about the cash flows from the rate of payments of the underlying mortgages. Changes in interest rates may cause the rate of expected prepayments of those mortgages to change. In general, prepayments increase when general interest rates fall and decrease when interest rates rise.

         If prepayments of mortgages underlying a CMO occur faster than expected when interest rates fall, the market value and yield of the CMO could be reduced. Additionally, the Fund may have to reinvest the prepayment proceeds in other securities paying interest at lower rates, which could reduce the Fund's yield.

         When interest rates rise rapidly, and if prepayments occur more slowly than expected, a short- or medium-term CMO can in effect become a long-term security, subject to greater fluctuations in value.  These prepayment risks can make the prices of CMOs very volatile when interest rates change. The prices of longer-term debt securities tend to fluctuate more than those of shorter-term debt securities.  That volatility will affect the Funds share prices.

High-Yield, Lower-Grade Debt Securities. The Fund can purchase a variety of lower-grade, high-yield debt securities of U.S. and foreign issuers, including bonds, debentures, notes, preferred stocks, loan participation interests, structured notes, asset-backed securities, among others, to seek high current income. These securities are sometimes called junk bonds. The Fund has no requirements as to the maturity of the debt securities it can buy, or as to the market capitalization range of the issuers of those securities. Up to 35% of the Funds assets can be invested in debt securities below investment grade under normal market conditions.

         Lower-grade debt securities are those rated below Baa by Moodys Investors Service, Inc. or lower than
BBB by Standard & Poors Rating Service or that have similar ratings by other nationally-recognized rating organizations. The Fund can invest in securities rated as low as C or D, in unrated bonds or bonds which are in default at the time the Fund buys them. While securities rated Baa by Moodys or BBB by S&P are considered investment grade, they have some speculative characteristics.

         The Manager does not rely solely on ratings issued by rating organizations when selecting investments for the Fund. The Fund can buy unrated securities that offer high current income. The Manager may assign a rating to an unrated security that is equivalent to the rating of a rated security that the Manager believes offers comparable yields and risks.

         While investment-grade securities are subject to risks of non-payment of interest and principal, in general higher-yielding lower-grade bonds, whether rated or unrated, have greater risks than investment-grade securities.  They may be subject to greater market fluctuations and risk of loss of income and principal than investment-grade securities. There may be less of a market for them and therefore they may be harder to sell at an acceptable price. There is a relatively greater possibility that the issuers earnings may be insufficient to make the payments of interest and principal due on the bonds.  These risks mean that the Fund may not achieve the expected income from lower-grade securities, and that the Funds net asset value per share may be affected by declines in value of these securities.

         |X| Private-Issuer Mortgage-Backed Securities. The Fund can invest a substantial portion of its assets in mortgage-backed securities issued by private issuers, which do not offer the credit backing of U.S. government securities. Primarily these include multi-class debt or pass-through certificates secured by mortgage loans. They may be issued by banks, savings and loans, mortgage bankers and other non-governmental issuers. Private issuer mortgage-backed securities are subject to the credit risks of the issuers (as well as the interest rate risks and prepayment risks of CMOs that are U.S. government securities, discussed above), although in some cases they may be supported by insurance or guarantees.

         |X|  Asset-Backed Securities. The Fund can buy asset-backed securities, which are fractional interests in pools of loans collateralized by the loans or other assets or receivables. They are issued by trusts and special purpose corporations that pass the income from the underlying pool to the buyer of the interest. These securities are subject to the risk of default by the issuer as well as by the borrowers of the underlying loans in the pool.

Foreign Debt Securities.  The Fund can buy debt securities issued by foreign governments and companies, as well as supra-national entities, such as the World Bank. They can include bonds, debentures, and notes, including derivative investments called "structured" notes, described below. The Fund will not invest 25% or more of its total assets in debt securities of any one foreign government or in debt securities of companies in any one industry. The Fund has no requirements as to the maturity range of the foreign debt securities it can buy, or as to the market capitalization range of the issuers of those securities.

         Foreign government debt securities might not be supported by the full faith and credit of the issuing government.  The Funds foreign debt investments can be denominated in U.S. dollars or in foreign currencies. The
Fund will buy foreign currency only in connection with the purchase and sale of foreign securities and not for speculation.

         |X|   Special Risks of Emerging and Developing Markets.  Securities of issuers in emerging and developing markets may offer special investment opportunities but present risks not found in more mature markets.
Those securities may be more difficult to sell at an acceptable price and their prices may be more volatile than securities of issuers in more developed markets. Settlements of trades may be subject to greater delays so that the Fund may not receive the proceeds of a sale of a security on a timely basis. These investments may be very speculative.

         These countries might have less developed trading markets and exchanges. Emerging market countries may have less developed legal and accounting systems and investments may be subject to greater risks of government restrictions on withdrawing the sales proceeds of securities from the country. Economies of developing countries may be more dependent on relatively few industries that may be highly vulnerable to local and global changes.
Governments may be more unstable and present greater risks of nationalization or restrictions on foreign ownership of stocks of local companies.

         The Fund can buy Brady Bonds, which are U.S.-dollar denominated debt securities collateralized by zero-coupon U.S. Treasury securities. They are typically issued by emerging markets countries and are considered speculative securities with higher risks of default.

         |X|   Special Portfolio Diversification Requirements. To enable a variable annuity or variable life insurance contract based on an insurance company separate account to qualify for favorable tax treatment under the Internal Revenue Code, the underlying investments must follow special diversification requirements that limit the percentage of assets that can be invested in securities of particular issuers. The Funds investment program is managed to meet those requirements, in addition to other diversification requirements under the Internal
Revenue Code and the Investment Company Act that apply to publicly-sold mutual funds.

         Failure by the Fund to meet those special requirements could cause earnings on a contract owners interest in an insurance company separate account to be taxable income. Those diversification requirements might also limit, to some degree, the Funds investment decisions in a way that could reduce its performance.

Can the Fund's Investment Objective and Policies Change?  The Funds Board of Trustees can change non-fundamental investment policies without shareholder approval, although significant changes will be described in amendments to this Prospectus. Shareholders will receive 60 days advance notice of any change in the 80% requirement described under What Does The Fund Mainly Invest In?  Fundamental policies are those that cannot be changed without the approval of a majority of the Funds outstanding voting shares. The Funds investment objective is a fundamental policy. Investment restrictions that are fundamental policies are listed in the Statement of Additional
Information. An investment policy is not fundamental unless this Prospectus or the Statement of Additional
Information says that it is.

Portfolio Turnover. The Fund may engage in short-term trading to try to achieve its objective.  High portfolio turnover increases the brokerage and transaction costs the Fund pays. The Financial Highlights table below shows the Funds portfolio turnover rates during prior fiscal years.

Other Investment Strategies.  To seek its objective, the Fund can also use the investment techniques and strategies described below. The Fund might not always use all of them. These techniques involve risks, although some are designed to help reduce overall investment or market risks.

         |X|  Zero-Coupon and Stripped Securities.  Some of the government and corporate debt securities the
Fund buys are zero-coupon bonds that pay no interest. They are issued at a substantial discount from their face value. Stripped securities are the separate income or
principal components of a debt security. Some CMOs or other mortgage-related securities may be stripped, with each component having a different proportion of principal or interest payments. One class might receive all the interest and the other all the principal payments.

         Zero-coupon and stripped securities are subject to greater fluctuations in price from interest rate changes than conventional interest-bearing securities. The Fund may have to pay out the imputed income on zero-coupon securities without receiving the actual cash currently. Interest-only securities are particularly sensitive to changes in interest rates.

         The values of interest-only mortgage-related securities are also very sensitive to prepayments of underlying mortgages. Principal-only securities are also sensitive to changes in interest rates. When prepayments tend to fall, the timing of the cash flows to these securities increases, making them more sensitive to changes in interest rates. The market for some of these securities may be limited, making it difficult for the Fund to dispose of its holdings at an acceptable price. The Fund can invest up to 50% of its total assets in zero-coupon securities issued by either the U.S. Treasury or companies.

         |X|  Participation Interests in Loans. These securities represent an undivided fractional interest in a loan obligation by a borrower. They are typically purchased from banks or dealers that have made the loan or are members of the loan syndicate. The loans may be to foreign or U.S. companies. The Fund does not invest more than
5% of its net assets in participation interests of any one borrower. They are subject to the risk of default by the borrower. If the borrower fails to pay interest or repay principal, the Fund can lose money on its investment.

         |X|  Illiquid and Restricted Securities. Investments may be illiquid because they do not have an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price. A restricted security is one that has a contractual restriction on its resale or which cannot be sold publicly until it is registered under the Securities Act of 1933. The Fund will not invest more than 15% of its net assets in illiquid or restricted securities.  Certain restricted securities that are eligible for resale to qualified institutional purchasers may not be subject to that limit. The Manager monitors holdings of illiquid securities on an ongoing basis to determine whether to sell any holdings to maintain adequate liquidity.

         |X|  Derivative Investments. The Fund can invest in a number of different kinds of "derivative"
investments.  In the broadest sense, exchange-traded options, futures contracts, structured notes, CMOs and other hedging instruments the Fund can use may be considered "derivative investments."  In addition to using hedging instruments, the Fund can use other derivative investments because they offer the potential for increased income.

         Markets underlying securities and indices may move in a direction not anticipated by the Manager.
Interest rate and stock market changes in the U.S. and abroad may also influence the performance of derivatives.
As a result of these risks the Fund could realize less principal or income from the investment than expected.
Certain derivative investments held by the Fund may be illiquid.

                  |_| Structured Notes. The Fund can buy structured notes, which are specially-designed derivative debt investments.  Their principal payments or interest payments are linked to the value of an index
(such as a currency or securities index) or commodity. The terms of the instrument may be structured by the purchaser (the Fund) and the borrower issuing the note.

         The principal and/or interest payments depend on the performance of one or more other securities or indices, and the values of these notes will therefore fall or rise in response to the changes in the values of the underlying security or index. They are subject to both credit and interest rate risks and therefore the Fund could receive more or less than it originally invested when the notes mature, or it might receive less interest than the stated coupon payment if the underlying investment or index does not perform as anticipated. Their values may be very volatile and they may have a limited trading market, making it difficult for the Fund to sell its investment at an acceptable price.

         |X|  Hedging.  The Fund can buy and sell futures contracts, put and call options, forward contracts and options on futures and broadly-based securities indices.  These are all referred to as hedging instruments. The
Fund does not use hedging instruments for speculative purposes, and has limits on its use of them. The Fund is not required to use hedging instruments in seeking its goal.

         The Fund could buy and sell options, futures and forward contracts for a number of purposes. It might do so to try to manage its exposure to the possibility that the prices of its portfolio securities may decline, or to establish a position in the securities market as a temporary substitute for purchasing individual securities.
It might do so to try to manage its exposure to changing interest rates.

         Options trading involves the payment of premiums and has special tax effects on the Fund. There are also special risks in particular hedging strategies. If a covered call written by the Fund is exercised on an investment that has increased in value, the Fund will be required to sell the investment at the call price and will not be able to realize any profit if the investment has increased in value above the call price.  In writing a put, there is a risk that the Fund may be required to buy the underlying security at a disadvantageous price.

         If the Manager used a hedging instrument at the wrong time or judged market conditions incorrectly, the strategy could reduce the Funds return. The Fund could also experience losses if the prices of its futures and options positions were not correlated with its other investments or if it could not close out a position because of an illiquid market.

Temporary Defensive and Interim Investments.  In times of unstable adverse market or economic conditions, the
Fund can invest up to 100% of its assets in temporary investments that are inconsistent with the Funds principal investment strategies. Generally they would be cash or cash equivalents, such as U.S. Treasury Bills and other short-term U.S. government obligations or high-grade commercial paper. To the extent the Fund invests defensively in these securities, it might not achieve its investment objectives.

How the Fund Is Managed

The Manager. The Funds investment Manager, OppenheimerFunds, Inc., chooses the Fund's investments and handles its day-to-day business. The Manager carries out its duties, subject to the policies established by the Funds
Board of Trustees, under an investment advisory agreement that states the Manager's responsibilities.  The agreement sets the fees the Fund pays to the Manager and describes the expenses that the Fund is responsible to pay to conduct its business.

         The Manager has been an investment adviser since January, 1960.  The Manager and its subsidiaries and affiliates managed $130 billion in assets as of March 31, 2002, including other Oppenheimer funds, with more than
6.3 million shareholder accounts.  The Manager is located at 498 Seventh Avenue, New York, New York 10018.

         |X|  Portfolio Managers. Since April 23, 2002, the Fund has been managed by a portfolio management team comprised of investment professionals selected from the Managers fixed-income department. This portfolio management team is primarily responsible for the day-to-day management of the Funds portfolio. Certain members of the Funds portfolio management team have portfolio management responsibilities for other Oppenheimer funds.

         |X|  Advisory Fees.  Under the Investment Advisory Agreement, the Fund pays the Manager an advisory fee at an annual rate that declines on additional assets as the Fund grows: 0.75% of the first $200 million of average annual net assets, 0.72% of the next $200 million, 0.69% of the next $200 million, 0.66% of the next $200 million, 0.60% on the next $200 million and 0.50% of average annual net assets over $1 billion. The Fund's management fee for its last fiscal year ended December 31, 2001, was 0.72% of the Funds average annual net assets for each class of shares.

         |X| Possible Conflicts of Interest. The Fund offers its shares to separate accounts of different insurance companies that are not affiliated with each other, as an investment for their variable annuity, variable life and other investment product contracts. While the Fund does not foresee any disadvantages to contract owners from these arrangements, it is possible that the interests of owners of different contracts participating in the Fund through different separate accounts might conflict. For example, a conflict could arise because of differences in tax treatment.

         The Funds Board has procedures to monitor the portfolio for possible conflicts to determine what action should be taken. If a conflict occurs, the Board might require one or more participating insurance company separate accounts to withdraw their investments in the Fund. That could force the Fund to sell securities at disadvantageous prices, and orderly portfolio management could be disrupted. Also, the Board might refuse to sell shares of the Fund to a particular separate account, or could terminate the offering of the Funds shares if required to do so by law or if it would be in the best interests of the shareholders of the Fund to do so.

Investing in the Fund

How to Buy and Sell Shares

How Are Shares Purchased? Shares of the Fund may be purchased only by separate investment accounts of participating insurance companies as an underlying investment for variable life insurance policies, variable annuity contracts or other investment products. Individual investors cannot buy shares of the Fund directly.
Please refer to the accompanying prospectus of the participating insurance company for information on how to select the Fund as an investment option for that variable life insurance policy, variable annuity or other investment product. That

Prospectus will indicate whether you are only eligible to purchase Service shares of the Fund. The Fund reserves the right to refuse any purchase order when the Manager believes it would be in the Funds best interests to do
so.

|X| Market Timers.  The Fund has instructed its  participating  insurance  companies that it may restrict or refuse investments  by their  separate  accounts from market  timers.  Market  timers  include  persons  whose  separate account  transactions  have,  or have  attempted  (i) an  exchange  out of the Fund  within two weeks of an earlier exchange  request,  (ii)  exchanges out of the Fund more than twice in any calendar  quarter,  (iii) an exchange of
Fund shares equal to at least $5 million,  or more than 1% of the Funds net assets, or (iv) other  transactions in
Fund shares that  demonstrated a timing pattern.  Separate  accounts under common ownership or control are combined for these limits.  There can be no assurance that all such participating  insurance companies will be successful in controlling investments in their respective separate accounts by market timers.

-------------------------------------------------------------------------------------------------------------------
Information about your investment in the Fund through your variable annuity contract, variable life insurance policy or other plan can be obtained only from your participating insurance company or its servicing agent. The
Funds Transfer Agent does not hold or have access to those records. Instructions for buying or selling shares of the Fund should be given to your insurance company or its servicing agent, not directly to the Fund or its
Transfer Agent.
-------------------------------------------------------------------------------------------------------------------

         |X|  At What Price Are Shares Sold? Shares are sold at their offering price, which is the net asset value per share. The Fund does not impose any sales charge on purchases of its shares. If there are any charges imposed under the variable annuity, variable life or other contract through which Fund shares are purchased, they are described in the accompanying prospectus of the participating insurance company.

         The net asset value per share is determined as of the close of The New York Stock Exchange on each day that the exchange is open for trading (referred to in this Prospectus as a regular business day). The Exchange normally closes at 4:00 P.M., New York time, but may close earlier on some days. All references to time in this
Prospectus mean New York time.

         The net asset value per share is determined by dividing the value of the Funds net assets attributable to a class by the number of shares of that class that are outstanding. To determine net asset value, the Funds
Board of Trustees has established procedures to value the Funds securities, in general, based on market value.
The Board has adopted special procedures for valuing illiquid and restricted securities and obligations for which market values cannot be readily obtained. Because some foreign securities trade in markets and on exchanges that operate on weekends and U.S. holidays, the values of some of the Funds foreign investments may change on days when investors cannot buy or redeem Fund shares.

         If, after the close of the principal market on which a security held by the Fund is traded, and before the time the Funds securities are priced that day, an event occurs that the Manager deems likely to cause a material change in the value of such security, the Funds Board of Trustees has authorized the Manager, subject to the Boards review, to ascertain a fair value for such security.

         The offering price that applies to an order from a participating insurance company is based on the next calculation of the net asset value per share that is made after the insurance company (as the Funds designated agent to receive purchase orders) receives a purchase order from its contract owners to purchase Fund shares on a regular business day, provided that the Fund receives the order from the insurance company, generally by 9:30
A.M. on the next regular business day at the offices of its Transfer Agent in Colorado.

       Classes of Shares. The Fund may offer two different classes of shares. The class of shares designated as
           Service shares are subject to a Distribution and Service Plan. The impact of the expenses of the Plan on Service shares is described below.  The class of shares that are not subject to a Plan has no class name designation.  The different classes of shares represent investments in the same portfolio of securities but are expected to be subject to different expenses and will likely have different share prices.

Distribution and Service Plan for Service Shares. The Fund has adopted a Distribution and Service Plan for
Service shares to pay the distributor, for distribution related services for the Funds Service shares. Under the
Plan, payments are made quarterly at an annual rate of up to 0.25% of the average annual net assets of Service shares of the Fund.

         As of December 31, 2001, no Service shares of the Fund have been offered. When and if that offering commences, the Funds distributor would use all the fees described in the preceding paragraph to compensate sponsor(s) of the insurance product that offers Fund shares, for providing personal service and maintenance of accounts of their variable contract owners that hold Service shares.  The impact of the service plan would be to increase operating expenses of the Service shares, which would result in lower performance compared to the Funds shares that are not subject to a service fee.

How Are Shares Redeemed?  As with purchases, only the participating insurance companies that hold Fund shares in their separate accounts for the benefit of variable annuity contracts, variable life insurance policies or other investment products can place orders to redeem shares. Contract holders and policy holders should not directly contact the Fund or its transfer agent to request a redemption of
Fund shares. Contract owners should refer to the withdrawal or surrender instructions in the accompanying prospectus of the participating insurance company.

The share price that applies to a redemption order is the next net asset value per share that is determined after the participating insurance company (as the Funds designated agent) receives a redemption request on a regular business day from its contract or policy holder, provided that the Fund receives the order from the insurance company, generally by 9:30 A.M. the next regular business day at the office of its Transfer Agent in Colorado.
The Fund normally sends payment by Federal Funds wire to the insurance companys account the day after the Fund receives the order (and no later than 7 days after the Funds receipt of the order). Under unusual circumstances determined by the Securities and Exchange Commission, payment may be delayed or suspended.

Dividends, Capital Gains and Taxes

Dividends.  The Fund intends to declare dividends separately for each class of shares from net investment income, if any, on an annual basis, and to pay those dividends in March. Dividends and distributions will generally be lower for Service shares, which normally have higher expenses.  The Fund has no fixed dividend rate and cannot guarantee that it will pay any dividends.

         All dividends (and any capital gains distributions will be reinvested automatically in additional Fund shares at net asset value for the account of the participating insurance company (unless the insurance company elects to have dividends or distributions paid in cash).

Capital Gains.  The Fund may realize capital gains on the sale of portfolio securities.  If it does, it may make distributions out of any net short-term or long-term capital gains in March of each year.  The Fund may make supplemental distributions of dividends and capital gains following the end of its fiscal year.  There can be no assurance that the Fund will pay any capital gains distributions in a particular year.

Taxes. For a discussion of the tax status of a variable annuity contract, a variable life insurance policy or other investment product of a participating insurance company, please refer to the accompanying prospectus of your participating insurance company. Because shares of the Fund may be purchased only through insurance company separate accounts for variable annuity contracts, variable life insurance policies or other investment products, dividends paid by the Fund from net investment income and distributions (if any) of net realized short-term and long-term capital gains will be taxable, if at all, to the participating insurance company.

         This information is only a summary of certain federal income tax information about an investment in Fund shares. You should consult with your tax advisor or your participating insurance company representative about the effect of an investment in the Fund under your contract or policy.

Financial Highlights

The Financial Highlights Table is presented to help you understand the Funds financial performance for the past
5 fiscal years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Deloitte & Touche LLP, the
Fund's independent auditors, whose report, along with the Funds financial statements, is included in the
Statement of Additional Information, which is available on request.

Financial Highlights

                                                        Year Ended December 31,
                                                        2001            2000          1999          1998         1997
=========================================================================================================================

Per Share Operating Data
Net asset value, beginning of period                      $11.25          $11.52        $12.32        $11.91       $11.63
-------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                        .81(1)          .94           .88           .72          .76
Net realized and unrealized gain (loss)                      .03(1)         (.29)        (1.06)          .07          .28
-------------------------------------------------------------------------------------------------------------------------
Total income (loss) from investment operations               .84             .65          (.18)          .79         1.04
-------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                        (.88)           (.92)         (.57)         (.20)        (.72)
Distributions from net realized gain                          --              --          (.05)         (.18)        (.04)
-------------------------------------------------------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                             (.88)           (.92)         (.62)         (.38)        (.76)
-------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                            $11.21          $11.25        $11.52        $12.32       $11.91
                                                          ======          ======        ======        ======       ======
=========================================================================================================================
Total Return, at Net Asset Value(2)                         7.79%           6.10%        (1.52)%        6.80%        9.25%
=========================================================================================================================
Ratios/Supplemental Data
Net assets, end of period (in thousands)                $693,701        $562,345      $601,064      $655,543     $520,078
-------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                       $638,820        $557,873      $633,059      $586,242     $449,760
-------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:(3)
Net investment income                                       7.93%(1)        7.94%         7.22%         6.31%        6.72%
Expenses                                                    0.77%           0.76%         0.73%         0.74%(4)     0.78%(4)
-------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                      186%            260%          256%           76%         117%

1. Without the adoption of the change in amortization method as discussed in
Note 1 in the Notes to Financial Statements, these amounts would have been:
      Net investment income                                       $.83
      Net realized and unrealized gain                            $.01
      Net investment income ratio                                 8.06%

2. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Total return information does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.
3. Annualized for periods of less than one full year.
4. Expense ratio has been calculated without adjustment for the reduction to custodian expenses.

                            Oppenheimer Bond Fund/VA

INFORMATION AND SERVICES
For More Information On Oppenheimer Bond Fund/VA
The following additional information about the Fund is available without charge upon request:

Statement of Additional Information
This document includes additional information about the Funds investment policies, risks, and operations.
It is incorporated by reference into this Prospectus (which means it is legally part of this Prospectus).

Annual and Semi-Annual Reports
Additional information about the Funds investments and performance is available in the Funds Annual and
Semi-Annual Reports to shareholders. The Annual Report includes a discussion of market conditions and investment strategies that significantly affected the Funds performance during its last fiscal year.
-------------------------------------------------------------------------------------------------------------

How to Get More Information

-------------------------------------------------------------------------------------------------------------
You can request the Statement of Additional Information, the Annual and Semi-Annual Reports, the notice explaining the Funds privacy policy and other information about the Fund or instructions on how to contact the sponsor of your insurance product:
By Telephone
Call OppenheimerFunds Services toll-free:
1.800.981.2871
By Mail
Write to:
OppenheimerFunds Services
P.O. Box 5270
Denver, Colorado 80217-5270
Information about the Fund, including the Statement of Additional Information, can be reviewed and copies at the SECs Public Reference Room in Washington, D.C.  Information on the operation  of the Public
Reference Library may be obtained by calling the SEC at 202.942.8090. Reports and other information about the Fund are available on the EDGAR database on the SECs Internet website at www.sec.gov. Copies may be obtained after payment of a duplicating fee by electronic request at the SECs e-mail address:
publicinfo@sec.gov or by writing to the SECs Public Reference Section, Washington, D.C. 20549-0102.

No one has been authorized to provide any information about the Fund or to make any representations about the Fund other than what is contained in this Prospectus. This Prospectus is not an offer to sell shares of the Fund, nor a solicitation of an offer to buy shares of the Fund, to any person in any state or other jurisdiction where it is unlawful to make such an offer.
The Funds SEC File No.: 811-4108
PR0630.001.0502
Printed on recycled paper.
                                                        (OppenheimerFunds logo)
Appendix to Prospectus of
Oppenheimer Bond Fund/VA
(a series of Oppenheimer Variable Account Funds)

         Graphic material included in the Prospectus of Oppenheimer Bond Fund/VA (the "Fund") under the heading "Annual Total Return (as of 12/31 each year)":

     A bar chart will be included in the Prospectus of the Fund depicting the annual total returns of a hypothetical $10,000 investment in shares of the Fund for each of the ten most recent calendar years, without deducting separate account expenses.  Set forth below are the relevant data that will appear on the bar chart:

Calendar
Year
Ended                                                Annual Total Returns

12/31/92                                                       6.50%
12/31/93                                                      13.04%
12/31/94                                                      -1.94%
12/31/95                                                      17.00%
12/31/96                                                       4.80%
12/31/97                                                       9.26%
12/31/98                                                       6.80%
12/31/99                                                      -1.52%
12/31/00                                                       6.10%
12/31/01                                                       7.79%

                                                Oppenheimer Strategic Bond Fund/VA
                                                (a series of Oppenheimer Variable Account Fumds)
                                                Supplement dated May 1, 2002 to the
                                                Prospectus dated May 1, 2002

                The Prospectus is changed as follows. In the Annual Total Returns chart on page 5, the vertical axis is revised so that the number between 5% and -5% is 0% (not 20%).

May 1, 2002

Oppenheimer
Strategic Bond Fund/VA
A series of Oppenheimer Variable Account Funds               Oppenheimer Strategic Bond Fund/VA is a mutual fund
                                                             that seeks a high level of current income principally
Prospectus dated May 1, 2002                                 derived from interest on debt securities. The Fund
                                                             invest mainly in three market sectors: debt securities
                                                             of foreign government and companies, U.S. Government
                                                             securities, and lower-rated high yield securities of
                                                             U.S. and foreign companies.
                                                                      Shares of the Fund are sold only as the
                                                             underlying investment for variable life insurance
                                                             policies, variable annuity contracts and other
                                                             insurance company separate accounts. A prospectus for
                                                             the insurance product you have selected accompanies
                                                             this Prospectus and explains how to select shares of
                                                             the Fund as an investment under that insurance product,
                                                             and whether you are only eligible to purchase Service
                                                             shares of the Fund.
                                                             This Prospectus contains important information about
                                                             the Funds objective, its investment policies,
                                                             strategies and risks. Please read this Prospectus (and
                                                             your insurance product prospectus) carefully before you
                                                             invest and keep them for future reference about your
                                                             account.

As with all mutual funds, the Securities
And Exchange Commission has not approved or disapproved
the Funds securities nor has it determined that
this Prospectus is accurate or complete.
It is a criminal offense to represent otherwise.

CONTENTS

                          ABOUT THE FUND

                          The Funds Objective and Investment Strategies

                          Main Risks of Investing in the Fund

                          The Funds Past Performance

                          About the Funds Investments

                          How the Fund is Managed

                          INVESTING IN THE FUND

                          How to Buy and Sell Shares

                          Dividends, Capital Gains and Taxes

                          Financial Highlights

About the Fund

The Funds Objective and Investment Strategies

What is the Funds  Investment  Objective?  The Fund seeks a high level of current income  principally  derived from interest on debt securities.

What Does the Fund  Mainly  Invest In?  The Fund  invests  mainly in debt  securities  of  issuers  in three  market sectors:  foreign governments and companies,  U.S. Government  securities and lower-grade  high-yield  securities of
U.S. and foreign companies. Those debt securities typically include:
o        short-, medium- and long-term foreign government and U.S. government bonds and notes,
o        collateralized mortgage obligations (CMOs),
o        other mortgage-related securities and asset-backed securities,
o        participation interests in loans,
o        "structured" notes,
o        lower-grade, high-yield domestic and foreign corporate debt obligations, and
o        zero-coupon or stripped securities.

         Under normal market conditions, the Fund invests in each of those three market sectors. However, the Fund is not obligated to do so, and the amount of its assets in each of the three sectors will vary over time. The Fund can invest up to 100% of its assets in any one sector at any time, if the Fund's investment Manager,
OppenheimerFunds, Inc. (the Manager) believes that in doing so the Fund can achieve its objective without undue risk. The Fund can invest in securities having short, medium, or long-term maturities and may invest without limit in lower-grade, high-yield debt obligations, also called junk bonds.  Effective July 31, 2002, under normal market conditions, the Fund invests at least 80% of its net assets (including any borrowings for investment purposes) in any debt securities.

-----------------------------------------------------------
What Is A Debt Security?  A debt
security is essentially a loan by the buyer
to the issuer of the debt security. The
issuer promises to pay back the principal
amount of the loan and normally pays
interest, at a fixed or variable rate, on the
debt while it is outstanding.
-----------------------------------------------------------

         The Funds foreign investments can include debt securities of issuers in developed markets as well as emerging markets, which have special risks. The Fund can also use hedging instruments and certain derivative investments, primarily CMOs and "structured" notes, to try to enhance income or to try to manage investment risks.
These investments are more fully explained in "About the Funds Investments," below.

How Does the Manager Decide What Securities to Buy or Sell?  In selecting securities for the Fund, the Funds portfolio managers analyze the overall investment opportunities and risks in individual national economies. The portfolio managers overall strategy is to build a broadly-diversified portfolio of debt securities to help moderate the special risks of investing in high-yield debt instruments and foreign securities. The managers may try to take advantage of the lack of correlation of price movements that may occur among the three sectors from time to time. The portfolio managers currently focus on the factors below (some of which may vary in particular cases and may change over time), looking for:
         o    Securities offering high current income,
         o    Overall diversification for the portfolio by seeking securities whose markets and prices tend to move in different directions, and
         o    Relative values among the three major market sectors in which the Fund invests.

Who is the Fund Designed For? The Funds shares are available only as an investment option under certain variable annuity contracts, variable life insurance policies and investment plans offered through insurance company separate accounts of participating insurance companies, for investors seeking high current income from a fund that ordinarily will have substantial investments in both domestic and foreign debt securities. Those investors should be willing to assume the risks of short-term share price fluctuations that are typical for a fund that invests in debt securities, particularly high-yield and foreign securities, which have special risks. Since the Funds income level will fluctuate, it is not designed for investors needing an assured level of current income. Also, the Fund does not seek capital appreciation. The Fund is designed as a long-term investment for investors seeking an investment with an overall sector diversification strategy. However, the Fund is not a complete investment program.

Main Risks of Investing in the Fund

         All investments have some degree of risk.  The Fund's investments, in particular, are subject to changes in their value from a number of factors described below. There is also the risk that poor security selection by the Manager will cause the Fund to underperform other funds having a similar objective.

The Manager tries to reduce risks by carefully researching securities before they are purchased, and in some cases by using hedging techniques. The Fund attempts to reduce its exposure to market risks by diversifying its investments, that is, by not holding a substantial percentage of the securities of any one issuer and by not investing too great a percentage of the Funds assets in any one issuer. The Funds diversification strategies, both with respect to securities in different sectors and securities issued by different companies and governments are intended to help reduce the volatility of the Funds share prices while seeking current income. Also, the Fund does not concentrate 25% or more of its investments in the securities of any one foreign government or in the debt and equity securities of companies in any one industry.

         However, changes in the overall market prices of securities and the income they pay can occur at any time.
The share price and yield of the Fund will change daily based on changes in market prices of securities and market conditions, and in response to other economic events.

Credit Risk.  Debt securities are subject to credit risk.  Credit risk relates to the ability of the issuer of a security to make interest and principal payments on the security as they become due. If the issuer fails to pay interest, the Funds income might be reduced, and if the issuer fails to repay principal, the value of that security and of the Funds shares might be reduced. While the Funds investments in U.S. Government securities are subject to little credit risk, the Funds other investments in debt securities, particularly high-yield, lower-grade debt securities, are subject to risks of default.

Special Risks of Lower-Grade Securities.  Because the Fund can invest without limit in securities below investment grade to seek high current income, the Funds credit risks are greater than those of funds that buy only investment-grade bonds. Lower-grade debt securities may be subject to greater market fluctuations and greater risks of loss of income and principal than investment-grade debt securities. Securities that are
         (or that have fallen) below investment grade are exposed to a greater risk that the issuers of those securities might not meet their debt obligations. The market for these securities may be less liquid, making it difficult for the Fund to sell them quickly at an acceptable price. These risks can reduce the
         Funds share prices and the income it earns.

Risks of Foreign Investing.  The Fund can invest its assets without limit in foreign government and corporate debt securities and can buy securities of governments and companies in both developed markets and emerging markets. The
Fund normally invests significant amounts of its assets in foreign securities. While foreign securities offer special investment opportunities, there are also special risks that can reduce the Funds share prices and returns.

         The change in value of a foreign currency against the U.S. dollar will result in a change in the U.S.
dollar value of securities denominated in that foreign currency.  Currency rate changes can also affect the distributions the Fund makes from the income it receives from foreign securities as foreign currency values change against the U.S. dollar. Foreign investing can result in higher transaction and operating costs for the Fund.
Foreign issuers are not subject to the same accounting and disclosure requirements that U.S. companies are subject
to.

         The value of foreign investments may be affected by exchange control regulations, expropriation or nationalization of a company's assets, foreign taxes, delays in settlement of transactions, changes in governmental economic or monetary policy in the U.S. or abroad, or other political and economic factors.

Special Risks of Emerging and Developing Markets.  Securities of issuers in emerging and developing markets may offer special investment opportunities but present risks not found in more mature markets. Those securities may be more difficult to sell at an acceptable price and their prices may be more volatile than securities of issuers in more developed markets. Settlements of trades may be subject to greater delays so that the Fund may not receive the proceeds of a sale of a security on a timely basis.

         These countries might have less developed trading markets and exchanges. Emerging market countries may have less developed legal and accounting systems and investments may be subject to greater risks of government restrictions on withdrawing the sales proceeds of securities from the country. Economies of developing countries may be more dependent on relatively few industries that may be highly vulnerable to local and global changes. Governments may be more unstable and present greater risks of nationalization or restrictions on foreign ownership of securities of local companies. These investments may be substantially more volatile than debt securities of issuers in the U.S. and other developed countries and may be very speculative.

INTEREST RATE RISKS. The prices of debt securities, including U.S. Government securities, are subject to change when prevailing interest rates change.  When interest rates fall, the values of already-issued debt securities generally rise.  When interest rates rise, the values of already-issued debt securities generally fall, and they may sell at a discount from their face amount. The magnitude of these fluctuations will often be greater for longer-term debt securities than shorter-term debt securities.  The Funds share prices can go up or down when interest rates change because of the effect of the changes on the value of the Funds investments in debt securities. Also, if interest rates fall, the Funds investments in newly issued securities with lower yields will reduce the Funds income.

PREPAYMENT  RISK.  Prepayment  risk is the risk that the issuer of a security can prepay the principal  prior to the securitys  expected  maturity.  The prices and yields of  mortgage-related  securities are determined,  in part, by assumptions  about the cash flows from the rate of payments of the underlying  mortgages.  Changes in interest rates may cause the rate of expected  prepayments  of those  mortgages to change.  In general,  prepayments  increase when general  interest rates fall and decrease when general interest rates rise.  Securities  subject to prepayment risk, including  the  mortgage-related  securities  that the Fund buys,  have greater  potential  for losses when interest rates rise than other types of debt securities.

The impact of prepayments on the price of a security may be difficult to predict and may increase the volatility of the price. Interest-only and principal-only stripped securities can be particularly volatile when interest rates change. If the Fund buys mortgage-related securities at a premium, accelerated prepayments on those securities could cause the Fund to lose a portion of its principal investment represented by the premium the Fund paid.

If prepayments of mortgages underlying a CMO occur faster than expected when interest rates fall, the market value and yield of the CMO could be reduced.  If interest rates rise rapidly, prepayments may occur at slower rates than expected, which could have the effect of lengthening the expected maturity of a short- or medium-term security.
That could cause the value of the security to fluctuate more widely in response to changes in interest rates and this could cause the value of the Funds shares to fall.

SECTOR ALLOCATION RISKS. The Manager's expectations about the relative performance of the three principal sectors in which the Fund invests may be inaccurate, and the Fund's returns might be less than other funds using similar strategies.

RISK OF DERIVATIVE INVESTMENTS. The Fund can use derivatives to seek increased income or to try to hedge investment risks. In general terms, a derivative investment is an investment contract whose value depends on (or is derived from) the value of an underlying asset, interest rate or index. Options, futures, forwards, interest rate swaps, structured notes and CMOs are examples of derivatives the Fund can use.

If the issuer of the derivative does not pay the amount due, the Fund can lose money on the investment. Also, the underlying security or investment on which the derivative is based, and the derivative itself, might not perform the way the Manager expected it to perform. If that happens, the Funds share price could decline or the Fund could get less income than expected. The Fund has limits on the amount of particular types of derivatives it can hold. However, using derivatives can cause the Fund to lose money on its investment and/or increase the volatility of its share prices.

HOW RISKY IS THE FUND OVERALL? The risks described above collectively form the overall risk profile of the Fund and can affect the value of the Fund's investments, its investment performance and its price per share. Particular investments and investment strategies also have risks.  These risks mean that you can lose money by investing in the Fund. When you redeem your shares, they may be worth more or less than what you paid for them. There is no assurance that the Fund will achieve its investment objective.

In the short term, the values of debt securities can fluctuate substantially because of interest rate changes.
Foreign debt securities, particularly those of issuers in emerging markets, and high yield securities can be volatile, and the price of the Funds shares can go up and down substantially because of events affecting foreign markets or issuers or events affecting the high yield market. The Funds sector and security diversification strategy may help cushion the Funds shares prices from that volatility, but debt securities are subject to other credit and interest rate risks that can affect their values and the share prices of the Fund. The Fund generally has more risks than bond funds that focus on U. S. Government securities and investment-grade bonds but may be less volatile than bond funds that focus solely on investments in a single foreign sector, such as emerging markets.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit
Insurance Corporation or any other government agency.

The Funds Past Performance

         The bar chart and table below show one measure of the risks of investing in the Fund, by showing changes in the Funds performance from year to year since the Funds inception by showing how the average annual total returns of the Funds shares compare to those of broad-based market indices. The Funds past investment performance is not necessarily an indication of how the Fund will perform in the future.

Annual Total Returns (as of 12/31 each year)

[See appendix to prospectus for data in bar chart showing annual total returns]

For the period from 1/1/02 through 3/31/02, the Fund's cumulative return (not annualized) was 1.57%.  Charges imposed by the separate accounts that invest in the Fund are not included in the calculations of return in this bar chart, and if those charges were included, the returns would be less than those shown.
During the period shown in the bar chart, the highest return (not annualized) for a calendar quarter was 5.90%
(2nd Q 95) and the lowest return (not annualized) for a calendar quarter was 3.70% (1st Q 94).

------------------------------- ---------------------------- ---------------------------- ----------------------------
 Average Annual Total Returns
    for the periods ended                 1 Year                       5 Years                     10 Years
      December 31, 2001                                                                   (or life of class if less)
------------------------------- ---------------------------- ---------------------------- ----------------------------
------------------------------- ---------------------------- ---------------------------- ----------------------------
Oppenheimer Strategic                      4.85%                        4.36%                        5.61%
Bond Fund/VA
(inception 5/3/93)
------------------------------- ---------------------------- ---------------------------- ----------------------------
------------------------------- ---------------------------- ---------------------------- ----------------------------
Lehman Brothers Aggregate                  8.44%                        7.43%                       6.91%1
Bond Index

------------------------------- ---------------------------- ---------------------------- ----------------------------
------------------------------- ---------------------------- ---------------------------- ----------------------------
Salomon Brothers World                    -0.99%                        2.16%                       4.62%1
Government Bond Index

------------------------------- ---------------------------- ---------------------------- ----------------------------
------------------------------- ---------------------------- ---------------------------- ----------------------------
Oppenheimer Strategic Bond                1.94%2                         N/A                          N/A
Fund/VA Service Share Class
(inception 3/19/01)
------------------------------- ---------------------------- ---------------------------- ----------------------------

The Fund's returns in the table measure the performance of a hypothetical account without deducting charges imposed by the separate accounts that invest in the Fund and assume that all dividends and capital gains distributions have been reinvested in additional shares. Because the Fund invests in a variety of domestic and foreign corporate and government debt securities, the Funds performance is compared to the Lehman Brothers
   Aggregate Bond Index, an unmanaged index of U.S. corporate and government bonds, and to the Salomon Brothers
   World Government Bond Index, an unmanaged index of debt securities of major foreign governments. However, it must be remembered that the index performance reflects the reinvestment of income but does not consider the effects of transaction costs. Also, the Fund may have investments that vary from the index.

1. From 4/30/93.
2. Performance for the Service Share class would have been lower if the 0.10% increase in the service fee for that class, effective May 1, 2002, had occurred during the period shown above.  The total return shown is cumulative.

The Fund's total returns should not be expected to be the same as the returns of other Oppenheimer funds, even if both funds have the same portfolio managers and/or similar names.

About the Funds Investments

THE FUNDS PRINCIPAL INVESTMENT POLICIES.  The allocation of the Funds portfolio among the different types of permitted investments will vary over time based upon the Managers evaluation of economic and market trends. At times the Fund might emphasize investments in one or two sectors because of the Managers evaluation of the opportunities for high current income from debt securities in those sectors relative to other sectors. The Fund's portfolio might not always include all of the different types of investments described below. The Statement of
Additional Information contains more detailed information about the Funds investment policies and risks.

         The Fund can invest in different types of debt securities described below.  A debt security is essentially a loan by the buyer to the issuer of the debt security. The issuer promises to pay back the principal amount of the loan and normally pays interest, at a fixed or variable rate, on the debt while it is outstanding. The debt securities the Fund buys may be rated by nationally recognized rating organizations or they may be unrated securities assigned an equivalent rating by the Manager. The Funds investments may be investment grade or below investment grade in credit quality and the Fund can invest without limit in below investment-grade debt securities, commonly called junk bonds.  These typically offer higher yields than investment grade bonds, because investors assume greater risks of default of these securities.  The ratings definitions of the principal national rating organizations are included in Appendix A to the Statement of Additional Information.

         The Fund can invest some of its assets in other types of securities, including common stocks and other equity securities of foreign and U.S. companies. However, the Fund does not anticipate having significant investments in those types of securities as part of its normal portfolio strategies. The Statement of Additional
Information contains more detailed information about the Funds investment policies and risks.

o        U.S. Government Securities.  The Fund can invest in securities issued or guaranteed by the U.S. Treasury or other government agencies or federally-chartered corporate entities referred to as instrumentalities.
         These are referred to as U.S. Government securities in this Prospectus.

o        U.S. Treasury Obligations.  These include Treasury bills (which have maturities of one year or less when issued), Treasury notes (which have maturities of from one to ten years when issued), and Treasury bonds
         (which have maturities of more than ten years when issued). Treasury securities are backed by the full faith and credit of the United States as to timely payments of interest and repayments of principal. The
         Fund can also buy U. S. Treasury securities that have been stripped of their coupons by a Federal
         Reserve Bank, zero-coupon U.S. Treasury securities described below, and Treasury Inflation-Protection
         Securities (TIPS).

o        Obligations Issued or Guaranteed by U.S. Government Agencies or Instrumentalities. These include direct obligations and mortgage-related securities that have different levels of credit support from the U.S.
         Government. Some are supported by the full faith and credit of the U.S. Government, such as Government
         National Mortgage Association pass-through mortgage certificates (called Ginnie Maes). Some are supported by the right of the issuer to borrow from the U.S. Treasury under certain circumstances, such as
         Federal National Mortgage Association bonds (Fannie Maes). Others are supported only by the credit of the entity that issued them, such as Federal Home Loan Mortgage Corporation obligations (Freddie Macs).

o        Mortgage-Related U.S. Government Securities.  The Fund can buy interests in pools of residential or commercial mortgages, in the form of collateralized mortgage obligations (CMOs) and other pass-through mortgage securities. CMOs that are U.S. Government securities have collateral to secure payment of interest and principal. They may be issued in different series each having different interest rates and maturities. The collateral is either in the form of mortgage pass-through certificates issued or guaranteed by a U.S. agency or instrumentality or mortgage loans insured by a U.S. Government agency. The
         Fund can have substantial amounts of its assets invested in mortgage-related U.S. Government securities.

         The prices and yields of CMOs are determined, in part, by assumptions about the cash flows from the rate of payments of the underlying mortgages. Changes in interest rates may cause the rate of expected prepayments of those mortgages to change. In general, prepayments increase when general interest rates fall and decrease when interest rates rise.

         If prepayments of mortgages underlying a CMO occur faster than expected when interest rates fall, the market value and yield of the CMO could be reduced.  When interest rates rise rapidly, if prepayments occur more slowly than expected, a short- or medium-term CMO can in effect become a long-term security, subject to greater fluctuations in value. These prepayment risks can make the prices of CMOs very volatile when interest rates change. The prices of longer-term debt securities tend to fluctuate more than those of shorter-term debt securities. That volatility will affect the Funds share prices.

High-Yield, Lower-Grade Debt Securities. The Fund can purchase a variety of lower-grade, high-yield debt securities of U.S. and foreign issuers, including bonds, debentures, notes, preferred stocks, loan participation interests, structured notes, asset-backed securities, among others, to seek high current income. These securities are sometimes called junk bonds.

         Lower-grade debt securities are those rated below Baa by Moodys Investors Service, Inc. or lower than
         BBB by Standard & Poors Rating Service or that have similar ratings by other nationally-recognized rating organizations. The Fund can invest in securities rated as low as C or D, in unrated bonds or bonds which are in default at the time the Fund buys them. While securities rated Baa by Moodys or
         BBB by S&P are considered investment grade, they have some speculative characteristics.

         The Manager does not rely solely on ratings issued by rating organizations when selecting investments for the Fund. The Fund can buy unrated securities that offer high current income. The Manager assigns a rating to an unrated security that is equivalent to the rating of a rated security that the Manager believes offers comparable yields and risks.

Private-Issuer Mortgage-Backed Securities. The Fund can invest a substantial portion of its assets in mortgage-backed securities issued by private issuers, which do not offer the credit backing of U.S.
         Government securities. Primarily these include multi-class debt or pass-through certificates secured by mortgage loans. They may be issued by banks, savings and loans, mortgage bankers and other non-governmental issuers. Private issuer mortgage-backed securities are subject to the credit risks of the issuers (as well as the interest rate risks and prepayment risks of CMOs, discussed above), although in some cases they may be supported by insurance or guarantees.

Asset-Backed Securities. The Fund can buy asset-backed securities, which are fractional interests in pools of loans collateralized by the loans or other assets or receivables. They are issued by trusts and special purpose corporations that pass the income from the underlying pool to the buyer of the interest. These securities are subject to the risk of default by the issuer as well as by the borrowers of the underlying loans in the pool, as well as interest rate and prepayment risks.

Foreign Securities.  The Fund can buy a variety of debt securities issued by foreign governments and companies, as well as supra-national entities, such as the World Bank. They can include bonds, debentures, and notes, including derivative investments called "structured" notes, described below. The Funds foreign debt investments can be denominated in U.S. dollars or in foreign currencies. The Fund will buy foreign currency only in connection with the purchase and sale of foreign securities and not for speculation.

o        Investments in Emerging and Developing Markets. The Fund can buy Brady Bonds, which are U.S.-dollar denominated debt securities collateralized by zero-coupon U.S. Treasury securities. They are typically issued by emerging markets countries and are considered speculative securities with higher risks of default.

SPECIAL PORTFOLIO DIVERSIFICATION REQUIREMENTS.  To enable a variable annuity or variable life insurance contract based on an insurance company separate account to qualify for favorable tax treatment under the Internal Revenue
Code, the underlying investments must follow special diversification requirements that limit the percentage of assets that can be invested in securities of particular issuers. The Funds investment program is managed to meet those requirements, in addition to other diversification requirements under the Internal Revenue Code and the
Investment Company Act that apply to publicly-sold mutual funds.

         Failure by the Fund to meet those special requirements could cause earnings on a contract owners interest in an insurance company separate account to be taxable income. Those diversification requirements might also limit, to some degree, the Funds investment decisions in a way that could reduce its performance.

CAN THE FUNDS INVESTMENT OBJECTIVE AND POLICIES CHANGE?  The Funds Board of Trustees can change non-fundamental investment policies without shareholder approval, although significant changes will be described in amendments to this Prospectus. Shareholders will receive 60 days advance notice of any changes in the 80% requirement described above under What Does The Fund Mainly Invest In?  Fundamental policies are those that cannot be changed without the approval of a majority of the Funds outstanding voting shares. The Funds investment objective is a fundamental policy. Other investment restrictions that are fundamental policies are listed in the Statement of
Additional Information. An investment policy is not fundamental unless this Prospectus or the Statement of
Additional Information says that it is.

Portfolio Turnover.  The Fund may engage in short-term trading to try to achieve its objective. Portfolio turnover affects brokerage and transaction costs the Fund pays. The Financial Highlights table below shows the Funds portfolio turnover rates during prior fiscal years.

OTHER INVESTMENT STRATEGIES.  To seek its objective, the Fund can also use the investment techniques and strategies described below. The Manager might not always use all of the different types of techniques and investments described below. These techniques involve certain risks, although some are designed to help reduce investment or market risks.

Zero-Coupon and Stripped Securities.  Some of the government and corporate debt securities the Fund buys are zero-coupon bonds that pay no interest. They are issued at a substantial discount from their face value.
         Stripped securities are the separate income or principal components of a debt security. Some CMOs or other mortgage-related securities may be stripped, with each component having a different proportion of principal or interest payments. One class might receive all the interest and the other all the principal payments.

         Zero-coupon and stripped securities are subject to greater fluctuations in price from interest rate changes than conventional interest-bearing securities. The Fund may have to pay out the imputed income on zero-coupon securities without receiving the actual cash currently. The Fund can invest up to 50% of its total assets in zero-coupon securities issued by either the U.S. Treasury or companies.

         The values of interest-only and principal only mortgage-related securities are also very sensitive to prepayments of underlying mortgages. Principal-only securities are also sensitive to prepayment of underlying mortgages and changes in interest rates. When prepayments tend to fall, the timing of the cash flows to these securities increases, making them more sensitive to changes in interest rates. The market for some of these securities may be limited, making it difficult for the Fund to dispose of its holdings at an acceptable price.

Participation Interests in Loans. These securities represent an undivided fractional interest in a loan obligation by a borrower. They are typically purchased from banks or dealers that have made the loan or are members of the loan syndicate. The loans may be to foreign or U.S. companies. The Fund does not invest more than
         5% of its net assets in participation
         interests of any one borrower. They are subject to the risk of default by the borrower. If the borrower fails to pay interest or repay principal, the Fund can lose money on its investment.

Illiquid and Restricted Securities.  Investments may be illiquid because there is no active trading market for them, making it difficult to value them or dispose of them promptly at an acceptable price. A restricted security is one that has a contractual restriction on its resale or which cannot be sold publicly until it is registered under the Securities Act of 1933. The Fund will not invest more than 15% of its net assets in illiquid or restricted securities.  Certain restricted securities that are eligible for resale to qualified institutional purchasers may not be subject to that limit. The Manager monitors holdings of illiquid securities on an ongoing basis to determine whether to sell any holdings to maintain adequate liquidity.

Derivative Investments.  The Fund can invest in a number of different kinds of derivative investments.  In general terms,  a derivative  investment is an investment  contract whose value depends on (or is derived from) the value of an underlying asset,  interest rate or index. In the broadest sense,  options,  futures contracts, and other hedging instruments the Fund might use may be considered  derivative  investments.  In addition to using derivatives for hedging,  the Fund might use other derivative  investments  because they offer the potential for increased income.  The Fund currently does not use derivatives to a significant degree and is not required to use them in seeking its objective.

         Derivatives have risks. If the issuer of the derivative investment does not pay the amount due, the Fund can lose money on the investment. The underlying security or investment on which a derivative is based, and the derivative itself, may not perform the way the Manager expected it to. As a result of these risks the Fund could realize less principal or income from the investment than expected or its hedge might be unsuccessful. As a result, the Funds share prices could fall. Certain derivative investments held by the
         Fund might be illiquid.

o        Structured Notes. The Fund can buy structured notes, which are specially-designed derivative debt investments.  Their principal payments or interest payments are linked to the value of an index (such as a currency or securities index) or commodity. The terms of the instrument may be structured by the purchaser (the Fund) and the borrower issuing the note.

         The value of these notes will fall or rise in response to the changes in the values of the underlying security or index. They are subject to both credit and interest rate risks and therefore the Fund could receive more or less than it originally invested when the notes mature, or it might receive less interest than the stated coupon payment if the underlying investment or index does not perform as anticipated. The prices of these notes may be very volatile and they may have a limited trading market, making it difficult for the Fund to sell its investment at an acceptable price.

         o Hedging. The Fund can buy and sell futures contracts, put and call options, and forward contracts.
         These are all referred to as hedging instruments. The Fund is not required to use other hedging instruments to seek its objective. The Fund does not use hedging instruments for speculative purposes and has limits on its use of them.

         The Fund could buy and sell options,  futures and forward  contracts for a number of purposes.  It might do so to try to hedge against  falling  prices of its  portfolio  securities or to establish a position in the securities market as a temporary  substitute for purchasing  individual  securities.  It might do so to try to manage its exposure to changing  interest rates.  Forward  contracts and currency options can be used to try to manage foreign currency risks on the Funds foreign  investments.  The Fund could write covered call options to seek cash for liquidity purposes or to distribute to shareholders.

         Options trading involves the payment of premiums and has special tax effects on the Fund. If a covered call written by the Fund is exercised on an investment that has increased in value, the Fund will be required to sell the investment at the call price and will not be able to realize any profit if the investment has increased in value above the call price.  There are also special risks in particular hedging strategies. If the Manager used a hedging instrument at the wrong time or judged market conditions incorrectly, the strategy could reduce the Funds return.  The Fund could also experience losses if the prices of its futures and options positions were not correlated with its other investments or if it could not close out a position because of an illiquid market.

Temporary Defensive and Interim Investments.  In times of unstable adverse market or economic conditions, the Fund can invest up to 100% of its assets in temporary investments that are inconsistent with the Funds principal investment strategies. Generally they would be cash or cash equivalents, such as U.S. Treasury Bills and other short-term U.S. government obligations or high-grade commercial paper. To the extent the Fund invests defensively in these securities, it might not achieve its investment objectives.

How the Fund Is Managed

THE MANAGER.  The Funds investment Manager, OppenheimerFunds, Inc., chooses the Fund's investments and handles its day-to-day business.  The Manager carries out its duties, subject to the policies established by the Board of
Trustees, under an Investment Advisory Agreement that states the Manager's responsibilities.  The Agreement sets forth the fees paid by the Fund to the Manager and describes the expenses that the Fund is responsible to pay to conduct its business.

         The Manager has been an investment adviser since 1960 and currently manages investment companies including other Oppenheimer funds.  The Manager and its subsidiaries and affiliates managed $130 billion in assets as of
March 31, 2002 including other Oppenheimer funds, with more than 6.3 million shareholder accounts.  The Manager is located at 498 Seventh Avenue, New York, New York 10018.

Portfolio Managers.  The portfolio managers of the Fund are David P. Negri and Arthur P. Steinmetz. They have been the persons principally responsible for the day-to-day management of the Funds portfolio since its inception in May 1993.  Both are Vice Presidents of the Fund and Senior Vice Presidents of the Manager.
         They also serve as officers and portfolio managers for other Oppenheimer funds.  Mr. Steinmetz has been employed by the Manager since 1986, and Mr. Negri, since 1989.

Advisory Fees.  Under the Investment Advisory Agreement, the Fund pays the Manager an advisory fee at an annual rate that declines on additional assets as the Fund grows: 0.75% of the first $200 million of average annual net assets, 0.72% of the next $200 million, 0.69% of the next $200 million, 0.66% of the next $200 million, 0.60% on the next $200 million and 0.50% of average annual net assets over $1 billion. The Fund's management fee for its last fiscal year ended December 31, 2001, was 0.74% of the Funds average annual net assets for each class of shares.

Possible Conflicts of Interest. The Fund offers its shares to separate accounts of different insurance companies that are not affiliated with each other, as an investment for their variable annuity, variable life and other investment product contracts. While the Fund does not foresee any disadvantages to contract owners from these arrangements, it is possible that the interests of owners of different contracts participating in the Fund through different separate accounts might conflict. For example, a conflict could arise because of differences in tax treatment.

         The Funds Board has procedures to monitor the portfolio for possible conflicts to determine what action should be taken. If a conflict occurs, the Board might require one or more participating insurance company separate accounts to withdraw their investments in the Fund. That could force the Fund to sell securities at disadvantageous prices, and orderly portfolio management could be disrupted. Also, the Board might refuse to sell shares of the Fund to a particular separate account, or could terminate the offering of the
         Funds shares if required to do so by law or if it would be in the best interests of the shareholders of the Fund to do so.

INVESTING IN THE FUND

How to Buy and Sell Shares

HOW ARE SHARES PURCHASED?  Shares of the Fund may be purchased only by separate investment accounts of participating insurance companies as an underlying investment for variable life insurance policies, variable annuity contracts or other investment products. Individual investors cannot buy shares of the Fund directly.
Please refer to the accompanying prospectus of the participating insurance company for information on how to select the Fund as an investment option for that variable life insurance policy, variable annuity or other investment product. That Prospectus will indicate whether you are only eligible to purchase Service shares of the
Fund. The Fund reserves the right to refuse any purchase order when the Manager believes it would be in the Funds best interests to do so.

|X| Market  Timers.  The Fund has instructed its  participating  insurance  companies that it may restrict or refuse investments by their separate  accounts from market timers.  Market timers include persons whose separate  account transactions  have,  or have  attempted  (i) an  exchange  out of the Fund  within two weeks of an earlier  exchange request,  (ii) exchanges out of the Fund more than twice in any calendar  quarter,  (iii) an exchange of Fund shares equal to at least $5 million,  or more than 1% of the Funds net assets,  or (iv) other  transactions in Fund shares that  demonstrated a timing  pattern.  Separate  accounts  under common  ownership or control are combined for these limits.  There  can be no  assurance  that  all  such  participating  insurance  companies  will  be  successful  in controlling investments in their respective separate accounts by market timers.

--------------------------------------------------------------------------------------------------------------------
Information about your investment in the Fund through your variable annuity contract, variable life insurance policy or other plan can be obtained only from your participating insurance company or its servicing agent. The
Funds Transfer Agent does not hold or have access to those records. Instructions for buying or selling shares of the Fund should be given to your insurance company or its servicing agent, not directly to the Fund or its
Transfer Agent.
--------------------------------------------------------------------------------------------------------------------

AT WHAT PRICE ARE SHARES SOLD? Shares are sold at their offering price, which is the net asset value per share.
The Fund does not impose any sales charge on purchases of its shares. If there are any charges imposed under the variable annuity, variable life or other contract through which Fund shares are purchased, they are described in the accompanying prospectus of the participating insurance company.

         The net asset value per share is determined as of the close of The New York Stock Exchange on each day that the exchange is open for trading (referred to in this Prospectus as a regular business day). The Exchange normally closes at 4:00 P.M., New York time, but may close earlier on some days. All references to time in this
Prospectus mean New York time.

         The net asset value per share is determined by dividing the value of the Funds net assets attributable to a class by the number of shares of that class that are outstanding. To determine net asset value, the Funds Board of Trustees has established procedures to value the Funds securities, in general, based on market value. The
Board has adopted special procedures for valuing illiquid and restricted securities and obligations for which market values cannot be readily obtained. Because some foreign securities trade in markets and on exchanges that operate on weekends and U.S. holidays, the values of some of the Funds foreign investments may change on days when investors cannot buy or redeem Fund shares.

         If, after the close of the principal market on which a security held by the Fund is traded, and before the time the Funds securities are priced that day, an event occurs that the Manager deems likely to cause a material change in the value of such security, the Funds Board of Trustees has authorized the Manager, subject to the
Boards review, to ascertain a fair value for such security.

         The offering price that applies to an order from a participating insurance company is based on the next calculation of the net asset value per share that is made after the insurance company (as the Funds designated agent to receive purchase orders) receives a purchase order from its contract owners to purchase Fund shares on a regular business day, provided that the Fund receives the order from the insurance company, generally by 9:30 A.M.
on the next regular business day at the offices of its Transfer Agent in Denver, Colorado.

CLASSES OF SHARES.  The Fund offers two different classes of shares. The class designated as Service shares are subject to a Distribution and Service Plan. The impact of the expenses of the Plan on Service shares is described below.  The class of shares that are not subject to a Plan has no class name designation. The different classes of shares represent investments in the same portfolio of securities but are expected to have different expenses and share prices.

Distribution and Service Plan for Service Shares. The Fund has adopted a Distribution and Service Plan for Service shares to pay the distributor, for distribution related services for the Funds Service shares. Under the Plan, payments are made quarterly at an annual rate of up to 0.25% of the average annual net assets of Service shares of the Fund. The distributor currently uses all of those fees to compensate sponsor(s) of the insurance product that offers Fund shares, for providing personal service and maintenance of accounts of their variable contract owners that hold Service shares.  The impact of the service plan is to increase operating expenses of the Service shares, which results in lower performance compared to the Funds shares that are not subject to a service fee.

HOW ARE SHARES REDEEMED?  As with purchases, only the participating insurance companies that hold Fund shares in their separate accounts for the benefit of variable annuity contracts, variable life insurance policies or other investment products can place orders to redeem shares. Contract holders and policy holders should not directly contact the Fund or its transfer agent to request a redemption of Fund shares. Contract owners should refer to the withdrawal or surrender instructions in the accompanying prospectus of the participating insurance company.

         The share price that applies to a redemption order is the next net asset value per share that is determined after the participating insurance company (as the Funds designated agent) receives a redemption request on a regular business day from its contract or policy holder, provided that the Fund receives the order from the insurance company, generally by 9:30 A.M. the next regular business day at the office of its Transfer
Agent in Denver, Colorado. The Fund normally sends payment by Federal Funds wire to the insurance companys account the day after the Fund receives the order (and no later than 7 days after the Funds receipt of the order). Under unusual circumstances determined by the Securities and Exchange Commission, payment may be delayed or suspended.

Dividends, Capital Gains and Taxes

DIVIDENDS.  The Fund intends to declare dividends separately for each class of shares from net investment income, if any, on an annual basis and to pay those dividends in March. Dividends and distributions will generally be lower for Service shares, which normally have higher expenses. The Fund has no fixed dividend rate and cannot guarantee that it will pay any dividends.

         All dividends (and any capital gains distributions will be reinvested automatically in additional Fund shares at net asset value for the account of the participating insurance company (unless the insurance company elects to have dividends or distributions paid in cash).

CAPITAL GAINS.  The Fund may realize capital gains on the sale of portfolio securities.  If it does, it may make distributions out of any net short-term or long-term capital gains in March of each year.  The Fund may make supplemental distributions of dividends and capital gains following the end of its fiscal year.  There can be no assurance that the Fund will pay any capital gains distributions in a particular year.

TAXES.  For a discussion of the tax status of a variable annuity contract, a variable life insurance policy or other investment product of a participating insurance company, please refer to the accompanying prospectus of your participating insurance company. Because shares of the Fund may be purchased only through insurance company separate accounts for variable
annuity contracts, variable life insurance policies or other investment products, dividends paid by the Fund from net investment income and distributions (if any) of net realized short-term and long-term capital gains will be taxable, if at all, to the participating insurance company.

         This information is only a summary of certain federal income tax information about an investment in Fund shares. You should consult with your tax advisor or your participating insurance company representative about the effect of an investment in the Fund under your contract or policy.

Financial Highlights

The Financial Highlights Table is presented to help you understand the Funds financial performance for the past 5 fiscal years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Deloitte & Touche LLP, the
Fund's independent auditors, whose report, along with the Funds financial statements, is included in the
Statement of Additional Information, which is available on request.

Financial Highlights

                                                  Year Ended December 31,
Non-Service shares                                2001       2000        1999      1998      1997
-----------------------------------------------------------------------------------------------------

Per Share Operating Data
Net asset value, beginning of period                 $4.69      $4.97       $5.12      $5.12    $5.09
-----------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                  .41(1)     .41         .45        .39      .39
Net realized and unrealized gain (loss)               (.19)(1)   (.28)       (.31)      (.24)     .04

-----------------------------------------------------------------------------------------------------
Total income (loss) from investment operations         .22        .13         .14        .15      .43
-----------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                  (.29)      (.41)       (.29)      (.09)    (.39)
Distributions from net realized gain                    --         --          --       (.06)    (.01)
-----------------------------------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                       (.29)      (.41)       (.29)      (.15)    (.40)
-----------------------------------------------------------------------------------------------------
Net asset value, end of period                       $4.62      $4.69       $4.97      $5.12    $5.12
                                                     =====      =====       =====      =====    =====
=====================================================================================================
Total Return, at Net Asset Value(2)                   4.85%      2.63%       2.83%      2.90%    8.71%
=====================================================================================================
Ratios/Supplemental Data
Net assets, end of period (in thousands)          $351,686   $304,562    $282,086   $279,200 $207,839
-----------------------------------------------------------------------------------------------------
Average net assets (in thousands)                 $330,711   $289,923    $278,668   $250,227 $159,934
-----------------------------------------------------------------------------------------------------
Ratios to average net assets:(3)
Net investment income                                 8.78%(1)   9.23%       9.08%      8.17%    8.23%
Expenses                                              0.79%      0.79%       0.78%      0.80%(4) 0.83%(4)
-----------------------------------------------------------------------------------------------------
Portfolio turnover rate                                104%       104%         81%       134%     150%

1. Without the adoption of the change in amortization method as discussed in
Note 1 in the Notes to Financial Statements, these amounts would have been:
         Net investment income                      $ .42
         Net realized and unrealized gain (loss)    $(.20)
         Net investment income ratio                 9.01%
2. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods of less than one full year. Total return information does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.
3. Annualized for periods of less than one full year.
4. Expense ratio has been calculated without adjustment for the reduction to custodian expenses.

                      Oppenheimer Strategic Bond Fund/VA

Financial Highlights  (Continued)

                                              Period Ended
Service shares                                December 31, 2001(1)
==================================================================

Per Share Operating Data
Net asset value, beginning of period                         $4.64
------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                          .15(2)
Net realized and unrealized gain (loss)                       (.06)(2)
------------------------------------------------------------------
Total income (loss) from investment operations                 .09
------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                            --
Distributions from net realized gain                            --
------------------------------------------------------------------
Total dividends and/or distributions to shareholders            --
------------------------------------------------------------------
Net asset value, end of period                               $4.73
                                                             =====
==================================================================
Total Return, at Net Asset Value(3)                           1.94%
==================================================================
Ratios/Supplemental Data
Net assets, end of period (in thousands)                        $4
------------------------------------------------------------------
Average net assets (in thousands)                               $2
------------------------------------------------------------------
Ratios to average net assets:(4)
Net investment income                                         8.17%(2)
Expenses                                                      0.92%
------------------------------------------------------------------
Portfolio turnover rate                                        104%

1. For the period from March 19, 2001 (inception of offering) to December 31,
2001.
2. Without the adoption of the change in amortization method as discussed in
Note 1 in the Notes to Financial Statements, these amounts would have been:
      Net investment income            Change less than $0.005 per share
      Net realized and unrealized gain Change less than $0.005 per share
      Net investment income ratio                                  8.40%
3. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Total return information does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.
4. Annualized for periods of less than one full year.

See accompanying Notes to Financial Statements.

                    Oppenheimer Strategic Bond Fund/VA

INFORMATION AND SERVICES
For More Information On Oppenheimer Strategic Bond Fund/VA

The following additional information about the Fund is available without charge upon request:

Statement of Additional Information
This document includes additional information about the Funds investment policies, risks, and operations. It is incorporated by reference into this Prospectus (which means it is legally part of this Prospectus).

Annual and Semi-Annual Reports
Additional information about the Funds investments and performance is available in the Funds Annual and
Semi-Annual Reports to shareholders. The Annual Report includes a discussion of market conditions and investment strategies that significantly affected the Funds performance during its last fiscal year.

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How to Get More Information

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You can request the Statement of Additional
Information, the Annual and Semi-Annual
Reports, the notice explaining the Funds
privacy policy and other information about the
Fund or instructions on how to contact the
sponsor of your insurance product:

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By Telephone
Call OppenheimerFunds Services toll-free:
1.800.981.2871

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By Mail
Write to:
OppenheimerFunds Services
P.O. Box 5270
Denver, Colorado 80217-5270
Information about the Fund, including the
Statement of Additional Information, can be
reviewed and copies at the SECs Public
Reference Room in Washington, D.C.  Information
on the operation  of the Public Reference
Library may be obtained by calling the SEC at
202.942.8090. Reports and other information
about the Fund are available on the EDGAR
database on the SECs Internet website at
www.sec.gov. Copies may be obtained after
payment of a duplicating fee by electronic
request at the SECs e-mail address:
publicinfo@sec.gov or by writing to the SECs
Public Reference Section, Washington, D.C.
20549-0102.

No one has been authorized to provide any
information about the Fund or to make any
representations about the Fund other than what
is contained in this Prospectus. This
Prospectus is not an offer to sell shares of
the Fund, nor a solicitation of an offer to buy
shares of the Fund, to any person in any state
or other jurisdiction where it is unlawful to
make such an offer.
The Funds SEC File No.: 811-4108
PR0265.001.0502
Printed on recycled paper.
                                                (OppenheimerFunds logo)
Appendix to Prospectus of
Oppenheimer Strategic Bond Fund/VA
(a series of Oppenheimer Variable Account Funds)

         Graphic material included in the
Prospectus of Oppenheimer Strategic Bond
Fund/VA (the "Fund") under the heading "Annual
Total Return (as of 12/31 each year)":

     A bar chart will be included in the
Prospectus of the Fund depicting the annual
total returns of a hypothetical $10,000
investment in shares of the Fund for each of
the most recent calendar years, without
deducting separate account expenses.  Set forth
below are the relevant data that will appear on
the bar chart:

Calendar
Year
Ended
Annual Total Returns

12/31/94
- 3.78%

12/31/95
15.33%

12/31/96
12.07%

12/31/97
  8.71%

12/31/98
  2.90%

12/31/99
  2.83%

12/31/00
  2.63%

12/31/01
   4.85%

Oppenheimer
Aggressive Growth Fund/VA
A series of Oppenheimer Variable Account Funds

Prospectus dated May 1, 2002

                                                             Oppenheimer Aggressive Growth Fund/VA is a mutual fund
                                                             that seeks capital appreciation by investing in growth
                                                             type companies. It currently emphasizes investments in
                                                             stocks of mid-cap companies.
                                                                      Shares of the Fund are sold only as the
                                                             underlying investment for variable life insurance
                                                             policies, variable annuity contracts and other
                                                             insurance company separate accounts. A prospectus for
                                                             the insurance product you have selected accompanies
                                                             this Prospectus and explains how to select shares of
                                                             the Fund as an investment under that insurance product,
                                                             and whether you are only eligible to purchase Service
                                                             shares of the Fund.
                                                                          This Prospectus contains important
                                                             information about the Funds objective, its investment
                                                             policies, strategies and risks. Please read this
                                                             Prospectus (and your insurance product prospectus)
                                                             carefully before you invest and keep them for future
                                                             reference about your account.

As with all mutual funds, the Securities
and Exchange Commission has not approved or disapproved
the Funds securities nor has it determined that
this Prospectus is accurate or complete.
It is a criminal offense to represent otherwise.

                                                                        (OppenheimerFunds logo)

CONTENTS

                          ABOUT THE FUND

                          The Funds Investment Objective and Strategies

                          Main Risks of Investing in the Fund

                          The Funds Past Performance

                          About the Funds Investments

                          How the Fund is Managed

                          INVESTING IN THE FUND

                          How to Buy and Sell Shares

                          Dividends, Capital Gains and Taxes

                          Financial Highlights

ABOUT THE FUND

The Funds Investment Objective and Strategies

What is the Funds Investment Objective? The Fund seeks capital appreciation by investing in growth type companies.

What Does the Fund Mainly Invest In?  The Fund invests mainly in equity securities, such as common stocks and can invest in other equity securities, such as preferred stocks and securities convertible into common stocks. The
Fund emphasizes investments in companies believed by the investment manager, OppenheimerFunds, Inc. (the
Manager) to have significant growth potential. Growth companies can include established companies entering a growth cycle in their business, as well as newer companies. The Fund can invest in securities of issuers of all market capitalization ranges, but currently focuses on stocks of "mid-cap" issuers (currently those issuers between $2.5 billion and $11.5 billion). The Fund can invest in domestic and foreign companies, although most of its investments are in stocks of U.S. companies.

         How Do the Portfolio Managers Decide What Securities to Buy or Sell?  The Fund's portfolio managers look for high-growth companies using a "bottom-up" stock selection process.  The "bottom-up" approach focuses on fundamental analysis of individual issuers before considering overall economic, market or industry trends.  The stock selection process includes analysis of other business and economic factors that might contribute to the company's stock appreciation.

         The portfolio managers also look for companies with revenues growing at above-average rates that might support and sustain above-average earnings, and companies whose revenue growth is primarily driven by strength in unit volume sales.  While this process and the inter-relationship of the factors used may change over time, and its implementation may vary in particular cases, the portfolio managers currently search primarily for stocks of companies having the following characteristics:

      what the portfolio managers believe to be a high rate of sustainable earnings growth;
      undiscovered and undervalued emerging growth characteristics;
      innovative management and strong leadership positions in unique market niches; and/or an expectation of better-than-anticipated earnings or positive earnings forecasts.

         If the portfolio managers discern a slowdown in the company's internal revenue growth or earnings growth or a negative movement in the company's fundamental economic condition, they will consider selling that stock if there are other investment alternatives that offer what they believe to be better appreciation possibilities.

Who is the Fund Designed For? The Funds shares are available only as an investment option under certain variable annuity contracts, variable life insurance policies and investment plans offered through insurance company separate accounts of participating insurance companies, for investors seeking capital growth in their investment over the long term.  Those investors should be willing to assume the greater risks of short-term share price fluctuations that are typical for an aggressive growth fund focusing on common stock investments.  The Fund does not seek current income and it is not designed for investors needing assured levels of current income or preservation of capital. The Fund is not a complete investment program.

Main Risks of Investing in the Fund

         All investments have some degree of risk.  The Fund's investments are subject to changes in their value from a number of factors described below. There is also the risk that poor security selection by the Manager will cause the Fund to underperform other funds having a similar objective.

         However, changes in the overall market prices of securities can occur at any time. The share prices of the
Fund will change daily based on changes in market prices of securities and market conditions, and in response to other economic events.

         Risks of Investing in Stocks.  Stocks fluctuate in price, and their short-term volatility at times may be great. Because the Fund currently focuses its investments primarily in common stocks and other equity securities for capital appreciation, the value of the Funds portfolio will be affected by changes in the stock markets.
Market risk will affect the Funds net asset values per share, which will fluctuate as the values of the Funds portfolio securities change.  A variety of factors can affect the price of a particular stock and the prices of individual stocks do not all move in the same direction uniformly or at the same time. Different stock markets may behave differently from each other.

         Stocks of growth companies may provide greater opportunities for capital appreciation but may be more volatile than other stocks. Securities in the Funds portfolio may not increase as much as the market as a whole.
Growth stocks may at times be favored by the market and at other times may be out of favor. Some securities may be inactively traded, and therefore, may not be readily bought or sold. Although some growth stocks may appreciate quickly, investors should not expect that investments of the Fund will appreciate rapidly. Some investments should be expected to decline in value.

         Other factors can affect a particular stocks price, such as poor earnings reports by the issuer, loss of major customers, major litigation against the issuer, or changes in government regulations affecting the issuer.
The Fund invests primarily in securities of mid-cap companies but may also invest in small and large-size companies. Small and mid-cap companies may have more volatile stock prices than large companies.

|X|      Industry and Sector Focus.  At times the Fund may increase the relative emphasis of its investments in a particular industry or sector. The prices of stocks of issuers in a particular industry or sector may go up and down in response to changes in economic conditions, government regulations, availability of basic resources or supplies, or other events that affect that industry or sector more than others. To the extent that the Fund increases the relative emphasis of its investments in a particular industry or sector, its share values may fluctuate in response to events affecting that industry or sector.  To some extent that risk may be limited by the
Funds policy of not concentrating 25% or more of its total assets in investments in any one industry.

|X|      Risks of Growth Stocks.  Stocks of growth companies, particularly newer companies, may offer opportunities for greater capital appreciation but may be more volatile than stocks of larger, more established companies. If the company's earnings growth or stock price fails to increase as expected, the stock price of a growth company may decline sharply.

How Risky is the Fund Overall?  The risks described above collectively form the overall risk profile of the Fund and can affect the value of the Fund's investments, its investment performance and its prices per share.
Particular investments and investment strategies also have risks.  These risks mean that you can lose money by investing in the Fund. When you redeem your shares, they may be worth more or less than what you paid for them.
There is no assurance that the Fund will achieve its investment objective.

         In the short term, stock markets can be volatile, and the prices of the Fund's shares can go up and down substantially.  The Fund generally does not use income-oriented investments to help cushion the Fund's total return from changes in stock prices, except for defensive purposes. The Fund is an aggressive investment vehicle, designed for investors willing to assume greater risks in the hope of achieving greater gains.  In the short-term the Fund may be less volatile than small-cap and emerging markets stock funds, but it may be subject to greater fluctuations in its share prices than funds that focus on both stocks and bonds.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit
Insurance Corporation or any other government agency.

The Funds Past Performance

The bar chart and table below show one measure of the risks of investing in the Fund, by showing changes in the
Funds performance from year to year for the last 10 years and by showing how the average annual total returns or
1, 5, and 10 years or life of class of the Funds shares compare to those of a broad-based market index. The
Funds past investment performance is not necessarily an indication of how the Fund will perform in the future.

Annual Total Returns (as of 12/31 each year)

[See appendix to prospectus for data in bar chart showing annual total returns]

For the period from 1/1/02 through 3/31/02, the Fund's cumulative return (not annualized) was
5.16%.  Charges imposed by the separate accounts that invest in the Fund are not included in the calculations of return in this bar chart, and if those charges were included, the returns would be less than those shown.

During the period shown in the bar chart, the highest return (not annualized) for a calendar quarter was 45.84%
(4th Q99) and the lowest return (not annualized) for a calendar quarter was
31.01% (4th Q00).

------------------------------- ---------------------------- ---------------------------- ----------------------------

 Average Annual Total Returns
    for the periods ended                                              5 Years                     10 Years
      December 31, 2001                   1 Year             (or life of class if less)   (or life of class if less)
------------------------------- ---------------------------- ---------------------------- ----------------------------
------------------------------- ---------------------------- ---------------------------- ----------------------------
Oppenheimer Aggressive
Growth Fund/VA
(inception date: 8/15/86)                 -31.27%                       7.05%                       11.76%
------------------------------- ---------------------------- ---------------------------- ----------------------------
------------------------------- ---------------------------- ---------------------------- ----------------------------
S&P 500 Index
                                          -11.88%                      10.70%                       12.93%1
------------------------------- ---------------------------- ---------------------------- ----------------------------
------------------------------- ---------------------------- ---------------------------- ----------------------------
Oppenheimer Aggressive
Growth Fund/VA                           -31.31%2                      -43.90                         N/A
Service share class
(inception date: 10/16/00)
------------------------------- ---------------------------- ---------------------------- ----------------------------
1.       From 12/31/91
2.       Performance  for the Service share class would have been lower if the 0.10% increase in the service fee for that class, effective May 1, 2002, had occurred during the period shown above.

The Fund's average annual total returns measure the performance of a hypothetical account without deducting charges imposed by the separate accounts that invest in the Fund and assume that all dividends and capital gains distributions have been reinvested in additional shares. The Funds performance is compared to the S&P 500 Index, an unmanaged index of equity securities that is a measure of the general domestic stock market.  The index performance includes the reinvestment of income but does not reflect transaction costs. Also, the Fund may have investments that vary from the index.
The Fund's total returns should not be expected to be the same as the returns of other Oppenheimer funds, even if both funds have the same portfolio managers and/or similar names.

About the Funds Investments

The Funds Principle Investment Policies.  The allocation of the Funds portfolio among different types of investments will vary over time based on the Managers evaluation of economic and market trends.  The Funds portfolio might not always include all of the different types of investments described below. The Statement of
Additional Information contains more detailed information about the Funds investment policies and risks.

         The Manager tries to reduce risks by carefully researching securities before they are purchased. The Fund attempts to reduce its exposure to market risks by diversifying its investments, that is, by not holding a substantial percentage of the stock of any one company and by not investing too great a percentage of the Funds assets in any one issuer.  Also, the Fund does not concentrate 25% or more of its total assets in any one industry.

|X|      Stock Investments. The Fund invests in securities issued by companies that the Manager believes have growth potential. Growth companies can be new or established companies that may be developing new products or services, that have relatively favorable prospects, or that are expanding into new and growing markets. Current examples include companies in the fields of telecommunications, biotechnology, computer software, and new consumer products. Growth companies may be providing new products or services that can enable them to capture a dominant or important market position. They may have a special area of expertise or the capability to take advantage of changes in demographic factors in a more profitable way than larger, more established companies. Newer growth companies tend to retain a large part of their earnings for research, development or investment in capital assets.
Therefore, they do not tend to emphasize paying dividends, and may not pay any dividends for some time. Stocks of growth companies are selected for the Funds portfolio because the Manager believes the price of the stock will increase in value over time.

         The Fund does not limit its investments to issuers in a particular market capitalization range or ranges, although it currently focuses on mid-cap issuers. Market capitalization refers to the total market value of an issuers common stock. The stock prices of large-cap issuers tend to be less volatile than the prices of mid-cap and small-cap companies in the short term, but these large-cap companies may not afford the same growth opportunities as mid-cap and small-cap companies.

Cyclical Opportunities.  The Fund might also seek to take advantage of changes in the business cycle by investing in companies that are sensitive to those changes if the Manager believes they have growth potential.  For example, when the economy is expanding, companies in the consumer durables and technology sectors might benefit and present long-term growth opportunities.  The Fund focuses on seeking growth over the long term, but could seek to take tactical advantage of short-term market or economic movements or events
         affecting particular issuers or |X|industries, or invest in companies that deliver more consistent growth in economic downturns.

Special Portfolio Diversification Requirements. To enable a variable annuity or variable life insurance contract based on an insurance company separate account to qualify for favorable tax treatment under the Internal Revenue
Code, the underlying investments must follow special diversification requirements that limit the percentage of assets that can be invested in securities of particular issuers. The Funds investment program is managed to meet those requirements, in addition to other diversification requirements under the Internal Revenue Code and the
Investment Company Act of 1940 that apply to publicly-sold mutual funds.

         Failure by the Fund to meet those special requirements could cause earnings on a contract owners interest in an insurance company separate account to be taxable income. Those diversification requirements might also limit, to some degree, the Funds investment decisions in a way that could reduce its performance.

Can the Funds Investment Objective and Policies Change?  The Funds Board of Trustees can change non-fundamental investment policies without shareholder approval, although significant changes will be described in amendments to this Prospectus. Fundamental policies cannot be changed without the approval of a majority of the Funds outstanding voting shares. The Funds investment objective is a fundamental policy.  Other investment restrictions that are fundamental policies are listed in the Statement of Additional Information. An investment policy is not fundamental unless this Prospectus or the Statement of Additional Information says that it is.

Other Investment Strategies.  To seek its objective, the Fund can also use the investment techniques and strategies described below.  The Fund might not always use all of them.  These techniques have risks, although some of them are designed to help reduce overall investment or market risks.

|X|      Other Equity Securities.  While the Fund emphasizes investments in common stocks, it can also buy preferred stocks, warrants and securities convertible into common stock. The Manager considers some convertible securities to be "equity equivalents" because of the conversion feature, and in that case their rating has less impact on the Managers investment decision than in the case of other debt securities. Nevertheless, convertible debt securities are subject to credit risk (the risk that the issuer will not make timely payments in interest and principal) and interest rate risk (the risk that the value of the security will fall if interest rates rise).  If the Fund buys convertible securities (or other debt securities), it will focus primarily on investment-grade securities which pose less credit risk than lower-grade debt securities.

|X|      Investing in Small, Unseasoned Companies.  The Fund can invest without limit in small, unseasoned companies.  These are companies that have been in operation less than three years, including the operations of any predecessors.  These securities may have limited liquidity, which means that the Fund may not be able to value them accurately or to sell them at an acceptable price.  Their prices may be very volatile, especially in the short-term.

|X|      Foreign Investing.  The Fund can buy securities in any country, including developed countries and emerging markets.  The Fund limits its investments in foreign securities to not more than 25% of its net assets, and it normally does not expect to invest substantial amounts of its assets in foreign stocks.

|X|      Special Risks of Foreign Investing.  While foreign securities offer special investment opportunities, there are also special risks.  The change in value of a foreign currency against the U.S. dollar will result in a change in the U.S. dollar value of securities denominated in that foreign currency.  Foreign issuers are not subject to the same accounting and disclosure requirements that U.S. companies are subject to.  The value of foreign investments may be affected by exchange control regulations, expropriation or nationalization of a company's assets, foreign taxes, delays in settlement of transactions, changes in governmental economic or monetary policy in the U.S. or abroad, or other political and economic factors.  Securities in underdeveloped countries may be more difficult to sell and their prices may be more volatile than securities of issuers in developed markets.

|X|      Illiquid and Restricted Securities. Investments may be illiquid because they do not have an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price. A restricted security is one that has a contractual restriction on its resale or which cannot be sold publicly until it is registered under the Securities Act of 1933. The Fund will not invest more than 15% of its net assets in illiquid or restricted securities.  Certain restricted securities that are eligible for resale to qualified institutional purchasers may not be subject to that limit. The Manager monitors holdings of illiquid securities on an ongoing basis to determine whether to sell any holdings to maintain adequate liquidity.

|X|      Derivative Investments. The Fund can invest in a number of different kinds of derivative investments.
In general terms, a derivative investment is an investment contract whose value depends on (or is derived from)
the value of an underlying asset, interest rate or index.  In the broadest sense, options, futures contracts, and other hedging instruments the Fund might use may be considered derivative investments.  In addition to using derivatives for hedging, the Fund might use other derivative investments because they offer the potential for increased value.  The Fund currently does not use derivatives to a significant degree and is not required to use them in seeking its objective.
         Derivatives have risks.  If the issuer of the derivative investment does not pay the amount due, the Fund can lose money on the investment. The underlying security or investment on which a derivative is based, and the derivative itself, may not perform the way the Manager expected it to.  As a result of these risks the Fund could realize less principal or income from the investment than expected or its hedge might be unsuccessful.  As a result, the Funds share prices could fall.  Certain derivative investments held by the Fund might be illiquid.

         Hedging. The Fund can buy and sell futures contracts, put and call options, and forward contracts. These are all referred to as hedging instruments.  The Fund does not currently use hedging extensively nor for speculative purposes. It has limits on its use of hedging instruments and is not required to use them in seeking its objective.

         Some of these strategies would hedge the Funds portfolio against price fluctuations. Other hedging strategies, such as buying futures and call options, would tend to increase the Fund's exposure to the securities market.

         Options trading involves the payment of premiums and there are also special risks in particular hedging strategies.  For example, if a covered call written by the Fund is exercised on an investment that has increased in value, the Fund will be required to sell the investment at the call price and will not be able to realize any profit if the investment has increased in value above the call price. If the Manager used a hedging instrument at the wrong time or judged market conditions incorrectly, the strategy could reduce the Funds return.  The Fund could also experience losses if the prices of its futures and options positions were not correlated with its other investments or if it could not close out a position because of an illiquid market.

         |X| Repurchase Agreements.  The Fund can enter into repurchase agreements.  In a repurchase transaction, the Fund buys a security and simultaneously sells it to the vendor for delivery at a future date.  Repurchase agreements must be fully collateralized.  However, if the vendor fails to pay the resale price on the delivery date, the Fund could incur costs in disposing of the collateral and might experience losses if there is any delay in its ability to do so.  There is no limit on the amount of the Fund's net assets that may be subject to repurchase agreements of seven days or less.

|X|      Temporary Defensive and Interim Investments.  In times of unstable or adverse market or economic conditions, the Fund can invest up to 100% of its assets in temporary defensive investments that are inconsistent with the Funds principal investment strategies.  Generally, they would be cash equivalents (such as commercial paper) money market instruments, short-term debt securities, U.S. Government securities, or repurchase agreements.  They could include other investment-grade debt securities.  The Fund might also hold these types of securities pending the investment of proceeds from the sale of Fund share or portfolio securities or to meet anticipated redemptions of Fund shares.  To the extent the Fund invests defensively in these securities, it might not achieve its investment objective of capital appreciation.

How the Fund Is Managed

The Manager.  The Manager chooses the Fund's investments and handles its day-to-day business.  The Manager carries out its duties, subject to the policies established by the Funds Board of Trustees, under an investment advisory agreement that states the Manager's responsibilities.  The agreement sets the fees paid by the Fund to the Manager and describes the expenses that the Fund is responsible to pay to conduct its business.

         The Manager has been an investment adviser since January, 1960.  The Manager and its subsidiaries and affiliates managed $130 billion in assets as of March 31, 2002, including other Oppenheimer funds, with more than
6.3 million shareholder accounts.  The Manager is located at 498 Seventh Avenue, New York, New York 10018.

|X|      Portfolio Managers. The portfolio managers of the Fund are Bruce Bartlett and James F. Turner, II.  They
are the persons primarily responsible for the day-to-day management of the Funds portfolio. Mr. Bartlett and Mr.
Turner have been the Fund's portfolio managers since April 1998 and March 2001, respectively. Mr. Bartlett has been a Senior Vice President of the Manager since July 1999. He is also an officer and portfolio manager of other
Oppenheimer funds.

Mr. Turner has been a Vice President of the Manager since March 26, 2001. From May 2000 through March 2001, he was a portfolio manager for Technology Crossover Ventures. From August 1999 through May 2000, he was an Assistant Vice
President and Associate Portfolio Manager of the Manager and from October 1996 through August 1999, he was a securities analyst of the Manager.

|X|      Advisory Fees.  Under the investment advisory agreement, the Fund pays the Manager an advisory fee at an annual rate that declines on additional assets as the Fund grows: 0.75% of the first $200 million of average annual net assets, 0.72% of the next $200 million, 0.69% of the next $200 million, 0.66% of the next $200 million,
0.60% of the next $700 million, and 0.58% of average annual net assets over $1.5 billion. The Fund's management fee for its last fiscal year ended December 31, 2001, was 0.64% of the Funds average annual net assets for each class of shares.

|X|      Possible Conflicts of Interest. The Fund offers its shares to separate accounts of different insurance companies that are not affiliated with each other, as an investment for their variable annuity, variable life and other investment product contracts. While the Fund does not foresee any disadvantages to contract owners from these arrangements, it is possible that the interests of owners of different contracts participating in the Fund through different separate accounts might conflict. For example, a conflict could arise because of differences in tax treatment.

         The Funds Board of Trustees has procedures to monitor the portfolio for possible conflicts to determine what action should be taken. If a conflict occurs, the Board might require one or more participating insurance company separate accounts to withdraw their investments in the Fund. That could force the Fund to sell securities at disadvantageous prices, and orderly portfolio management could be disrupted. Also, the Board might refuse to sell shares of the Fund to a particular separate account, or could terminate the offering of the Funds shares if required to do so by law or if it would be in the best interests of the shareholders of the Fund to do so.

INVESTING IN THE FUND

How to Buy and Sell Shares

How Are Shares Purchased? Shares of the Fund may be purchased only by separate investment accounts of participating insurance companies as an underlying investment for variable life insurance policies, variable annuity contracts or other investment products. Individual investors cannot buy shares of the Fund directly.
Please refer to the accompanying prospectus of the participating insurance company for information on how to select the Fund as an investment option for that variable life insurance policy, variable annuity or other investment product. That Prospectus will indicate whether you are only eligible to purchase Service shares of the
Fund.  The Fund reserves the right to refuse any purchase order when the Manager believes it would be in the
Funds best interests to do so.

         |X| Market Timers.  The Fund has instructed its participating insurance companies that it may restrict or refuse investments by their separate accounts from market timers.  Market timers include persons whose separate account transactions have, or have attempted (i) an exchange out of the Fund within two weeks of an earlier exchange request, (ii) exchanges out of the Fund more than twice in any calendar quarter, (iii) an exchange of
Fund shares equal to at least $5 million, or more than 1% of the Funds net assets, or (iv) other transactions in
Fund shares that demonstrated a timing pattern.  Separate accounts under common ownership or control are combined for these limits. There can be no assurance that all such participating insurance companies will be successful in controlling investments in their respective separate accounts by market timers.

--------------------------------------------------------------------------------------------------------------------
Information about your investment in the Fund through your variable annuity contract, variable life insurance policy or other plan can be obtained only from your participating insurance company or its servicing agent. The
Funds Transfer Agent does not hold or have access to those records. Instructions for buying or selling shares of the Fund should be given to your insurance company or its servicing agent, not directly to the Fund or its
Transfer Agent.
--------------------------------------------------------------------------------------------------------------------

         At What Price Are Shares Sold?  Shares are sold at their offering price, which is the net asset value per share. The Fund does not impose any sales charge on purchases of its shares. If there are any charges imposed under the variable annuity, variable life or other contract through which Fund shares are purchased, they are described in the accompanying prospectus of the participating insurance company.

         The net asset value per share is determined as of the close of The New York Stock Exchange on each day that the exchange is open for trading (referred to in this Prospectus as a regular business day). The Exchange normally closes at 4:00 P.M., New York time, but may close earlier on some days. All references to time in this
Prospectus mean New York time.

The net asset value per share is determined by dividing the value of the Funds net assets attributable to a class by the number of shares of that class that are outstanding. To determine net asset value, the Funds Board of
Trustees has established procedures to value the Funds securities, in general, based on market value. The Board has adopted special procedures for valuing illiquid and restricted securities and obligations for which market values cannot be readily obtained. Because some foreign securities trade in markets and on exchanges that operate on weekends and U.S. holidays, the values of some of the Funds foreign investments may change on days when investors cannot buy or redeem Fund shares.

         If, after the close of the principal market on which a security held by the Fund is traded, and before the time the Funds securities are priced that day, an event occurs that the Manager deems likely to cause a material change in the value of such security, the Funds Board of Trustees has authorized the Manager, subject to the
Boards review, to ascertain a fair value for such security.

         The offering price that applies to an order from a participating insurance company is based on the next calculation of the net asset value per share that is made after the insurance company (as the Funds designated agent to receive purchase orders) receives a purchase order from its contract or policy owners to purchase Fund shares on a regular business day, provided that the Fund receives the order from the insurance company, generally by 9:30 A.M. on the next regular business day at the offices of its Transfer Agent in Colorado.

         Classes of Shares. The Fund offers two different classes of shares. The class of shares designated as
Service shares are subject to a Distribution and Service Plan. The impact of the expenses of the Plan on Service shares is described below.  The class of shares that are not subject to a Plan has no class name designation.
The different classes of shares represent investments in the same portfolio of securities but are expected to be subject to different expenses and will likely have different share prices.

Distribution and Service Plan for Service Shares. The Fund has adopted a Distribution and Service Plan for Service shares to pay the distributor, for distribution related services for the Funds Service shares. Under the Plan, payments are made quarterly at an annual rate of up to 0.25% of the average annual net assets of Service shares of the Fund.  The distributor currently uses all of those fees to compensate sponsor(s) of the insurance product that offers Fund shares, for providing personal service and maintenance of accounts of their variable contract owners that hold Service shares.  The impact of the service plan is to increase operating expenses of the Service shares, which results in lower performance compared to the Funds shares that are not subject to a service fee.

How Are Shares Redeemed?  As with purchases, only the participating insurance companies that hold Fund shares in their separate accounts for the benefit of variable annuity contracts, variable life insurance policies or other investment products can place orders to redeem shares. Contract holders and policy holders should not directly contact the Fund or its transfer agent to request a redemption of Fund shares. Contract owners should refer to the withdrawal or surrender instructions in the accompanying prospectus of the participating insurance company.

         The share price that applies to a redemption order is the next net asset value per share that is determined after the participating insurance company (as the Funds designated agent) receives a redemption request on a regular business day from its contract or policy holder, provided that the Fund receives the order from the insurance company, generally by 9:30 A.M. the next regular business day at the office of its Transfer
Agent in Colorado. The Fund normally sends payment by Federal Funds wire to the insurance companys account the day after the Fund receives the order (and no later than seven days after the Funds receipt of the order). Under unusual circumstances determined by the Securities and Exchange Commission, payment may be delayed or suspended.

Dividends, Capital Gains and Taxes

Dividends.  The Fund intends to declare dividends separately for each class of shares from net investment income, if any, on an annual basis, and to pay those dividends in March. Dividends and distributions will generally be lower for Service shares, which normally have higher expenses. The Fund has no fixed dividend rate and cannot guarantee that it will pay any dividends.

         All dividends (and any capital gains distributions) will be reinvested automatically in additional Fund shares at net asset value for the account of the participating insurance company (unless the insurance company elects to have dividends or distributions paid in cash).

Capital Gains.  The Fund may realize capital gains on the sale of portfolio securities.  If it does, it may make distributions out of any net short-term or long-term capital gains in March of each year.  The Fund may make supplemental distributions of dividends and capital gains following the end of its fiscal year.  There can be no assurance that the Fund will pay any capital gains distributions in a particular year.

         All dividends (and any capital gains distributions) will be reinvested automatically in additional Fund shares at net asset value for the account of the participating insurance company (unless the insurance company elects to have dividends or distributions paid in cash).

Taxes.  For a discussion of the tax status of a variable annuity contract, a variable life insurance policy or other investment product of a participating insurance company, please refer to the accompanying prospectus of your participating insurance company. Because shares of the Fund may be purchased only through insurance company separate accounts for variable annuity contracts, variable life insurance policies or other investment products, dividends paid by the Fund from net investment income and distributions (if any) of net realized short-term and long-term capital gains will be taxable, if at all, to the participating insurance company.

         This information is only a summary of certain federal income tax information about an investment in Fund shares. You should consult with your tax advisor or your participating insurance company representative about the effect of an investment in the Fund under your contract or policy.

Financial Highlights

The Financial Highlights Table is presented to help you understand the Funds financial performance for the past five fiscal years for its non-service shares and two fiscal years for its service shares. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Deloitte & Touche LLP, the Fund's independent auditors, whose report, along with the Funds financial statements, is included in the Statement of Additional Information, which is available on request.

Financial Highlights

                                                Year Ended December 31,
Non-Service shares                              2001        2000             1999           1998            1997
======================================================================================================================

Per Share Operating Data
Net asset value, beginning of period                $70.77      $82.31           $44.83         $40.96          $38.71
----------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss)                           .23         .53             (.09)          (.05)            .10
Net realized and unrealized gain (loss)             (21.38)      (8.59)           37.57           5.09            4.01
----------------------------------------------------------------------------------------------------------------------
Total income (loss) from investment operations      (21.15)      (8.06)           37.48           5.04            4.11
----------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                  (.54)         --               --           (.10)           (.09)
Distributions from net realized gain                 (8.36)      (3.48)              --          (1.07)          (1.77)
----------------------------------------------------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                      (8.90)      (3.48)              --          (1.17)          (1.86)
----------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $40.72      $70.77           $82.31         $44.83          $40.96
                                                    ======      ======           ======         ======          ======
======================================================================================================================
Total Return, at Net Asset Value(1)                 (31.27)%    (11.24)%          83.60%         12.36%          11.67%
======================================================================================================================
Ratios/Supplemental Data
Net assets, end of period (in thousands)        $1,621,550  $2,595,101       $2,104,128     $1,077,960        $877,807
----------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)               $1,898,088  $2,978,465       $1,314,349     $  954,848        $753,852
----------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:(2)
Net investment income (loss)                          0.47%       0.65%           (0.17)%        (0.12)%          0.31%
Expenses                                              0.68%       0.64%            0.67%          0.71%(3)        0.73%(3)
----------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                134%         39%              66%            80%             88%

1. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Total return information does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.
2. Annualized for periods of less than one full year.
3. Expense ratio has been calculated without adjustment for the reduction to custodian expenses.

                     Oppenheimer Aggressive Growth Fund/VA

  Financial Highlights  (Continued)

                                                                                     Year Ended December 31,
Service shares                                                                         2001             2000(1)
===============================================================================================================

Per Share Operating Data
Net asset value, beginning of period                                                    $70.77           $97.75
---------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                                                      .19              .20
Net realized and unrealized gain (loss)                                                 (21.36)          (27.18)
---------------------------------------------------------------------------------------------------------------
Total income (loss) from investment operations                                          (21.17)          (26.98)
---------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                                                      (.54)              --
Distributions from net realized gain                                                     (8.36)              --
---------------------------------------------------------------------------------------------------------------
Total dividends and/or distributions to shareholders                                     (8.90)              --
---------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                          $40.70           $70.77
                                                                                        ======           ======
===============================================================================================================
Total Return, at Net Asset Value(2)                                                     (31.31)%         (27.60)%
===============================================================================================================
Ratios/Supplemental Data
Net assets, end of period (in thousands)                                                   $54               $1
---------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                                                          $31               $1
---------------------------------------------------------------------------------------------------------------
Ratios to average net assets:(3)
Net investment income                                                                     0.09%            1.14%
Expenses                                                                                  0.83%            0.64%
---------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                                    134%              39%

1. For the period from October 16, 2000 (inception of offering) to
December 31, 2000.
2. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Total return information does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.
3. Annualized for periods of less than one full year.

                   Oppenheimer Aggressive Growth Fund/VA

INFORMATION AND SERVICES

For More Information on Oppenheimer Aggressive Growth Fund/VA

The following additional information about Oppenheimer Aggressive Growth Fund/VA is available without charge upon request:

STATEMENT OF ADDITIONAL INFORMATION
This document includes additional information about the Funds investment policies, risks, and operations. It is incorporated by reference into this Prospectus (which means it is legally part of this Prospectus).

ANNUAL AND SEMI-ANNUAL REPORTS
Additional information about the Funds investments and performance is available in the Funds Annual and
Semi-Annual Reports to shareholders. The Annual Report includes a discussion of market conditions and investment strategies that significantly affected the Funds performance during its last fiscal year.

How to Get More Information

You can request the Statement of Additional Information, the Annual and Semi-Annual Reports, the notice explaining the Funds privacy policy and other information about the Fund, or instructions on how to contact the sponsor of your insurance product:

------------------------------------------------------- ------------------------------------------------------------
By Telephone                                            Call OppenheimerFunds Services toll-free:
                                                        1.800.981.2871
------------------------------------------------------- ------------------------------------------------------------
------------------------------------------------------- ------------------------------------------------------------
By Mail                                                 Write to:
                                                        OppenheimerFunds Services
                                                        P.O. Box 5270
                                                        Denver, Colorado 80217-5270
------------------------------------------------------- ------------------------------------------------------------

Information about the Fund including the Statement of Additional Information can be reviewed and copied at the SECs Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1.202.942.8090.  Reports and other information about the Fund are available on the EDGAR database on the SECs Internet website at www.sec.gov. Copies may be obtained after payment of a duplicating fee by electronic request at the SECs e-mail address: publicinfo@sec.gov or by writing to the SECs Public Reference Section, Washington, D.C. 20549-0102.

No one has been authorized to provide any information about the Fund or to make any representations about the
Fund other than what is contained in this Prospectus. This Prospectus is not an offer to sell shares of the
Fund, nor a solicitation of an offer to buy shares of the Fund, to any person in any state or other jurisdiction where it is unlawful to make such an offer.

The Funds SEC File No.: 811-4108
PR0620.001.0500PR0620.001.0502
Printed on recycled paper.

                                    Appendix to Prospectus of
                                    Oppenheimer Aggressive Growth Fund/VA
                                (a series of Oppenheimer Variable Account Funds)

         Graphic material included in the Prospectus of Oppenheimer Aggressive Growth Fund/VA (the "Fund")
under the heading "Annual Total Return (as of 12/31 each year)":

     A bar chart will be included in the Prospectus of the Fund depicting the annual total returns of a hypothetical $10,000 investment in shares of the Fund for each of the 10 most recent calendar years, without deducting separate account expenses.  Set forth below are the relevant data that will appear on the bar chart:

Calendar
Year
Ended                                                Annual Total Returns

12/31/92                                                      15.42%
12/31/93                                                      27.32%
12/31/94                                                      -7.59%
12/31/95                                                      32.52%
12/31/96                                                      20.23%
12/31/97                                                      11.67%
12/31/98                                                      12.36%
12/31/99                                                      83.60%
12/31/00                                                     -11.24%
12/31/01                                                    -31.27%

Oppenheimer
Capital Appreciation Fund/VA
A series of Oppenheimer Variable Account Funds

Prospectus dated May 1, 2002

                                                             Oppenheimer Capital Appreciation Fund/VA is a mutual
                                                             fund that seeks capital appreciation to make your
                                                             investment grow. It emphasizes investments in common
                                                             stocks of well-known, established companies.
                                                                      Shares of the Fund are sold only as the
                                                             underlying investment for variable life insurance
                                                             policies, variable annuity contracts and other
                                                             insurance company separate accounts. A prospectus for
                                                             the insurance product you have selected accompanies
                                                             this Prospectus and explains how to select shares of
                                                             the Fund as an investment under that insurance product,
                                                             and whether you are only eligible to purchase Service
                                                             shares of the Fund.
                                                                      This Prospectus contains important information
                                                             about the Funds objective, its investment policies,
                                                             strategies and risks. Please read this Prospectus (and
                                                             your insurance product prospectus) carefully before you
                                                             invest and keep them for future reference about your
                                                             account.

As with all mutual funds, the Securities
And Exchange Commission has not approved or disapproved
the Funds securities nor has it determined that
this Prospectus is accurate or complete.
It is a criminal offense to represent otherwise.
                                                                (OppenheimerFunds logo)

CONTENTS

                          ABOUT THE FUND

                          The Funds Objective and Investment Strategies

                          Main Risks of Investing in the Fund

                          The Funds Past Performance

                          About the Funds Investments

                          How the Fund is Managed

                          INVESTING IN THE FUND

                          How to Buy and Sell Shares

                          Dividends, Capital Gains and Taxes

                          Financial Highlights

ABOUT THE FUND

The Funds Objective and Investment Strategies

What Is the Funds Investment Objective? The Fund seeks capital appreciation by investing in securities of well-known, established companies.

What Does the Fund Mainly Invest In? The Fund invests mainly in common stocks of growth companies. These may be newer companies or established companies of any capitalization range that the portfolio manager believes may appreciate in value over the long term. The Fund currently focuses mainly on mid-cap and large-cap domestic companies, but buys foreign stocks as well.

         How Does the Portfolio Manager Decide What Securities to Buy or Sell?  The Funds portfolio manager looks primarily for growth companies that she believes have reasonably priced stock in relation to overall stock market valuations. The portfolio manager focuses on factors that may vary in particular cases and over time in seeking broad diversification of the Funds portfolio among industries and market sectors. Currently the portfolio manager looks for:
              companies with above-average growth potential,
o        companies with increasing earnings momentum and a history of positive earnings growth,
o        stocks with reasonable valuations relative to their growth potential,
o        companies with the potential for positive earnings surprises, or
o        growth rates that the portfolio manager believes are sustainable over time.

Who Is the Fund Designed For? The Funds shares are available only as an investment option under certain variable annuity contracts, variable life insurance policies and investment plans offered through insurance company separate accounts of participating insurance companies, for investors seeking capital appreciation in their investment over the long term, from investments in common stocks of well-known companies.  Those investors should be willing to assume the risks of short-term share price fluctuations that are typical for a fund focusing on stock investments.  Since the Funds income level will fluctuate and will likely be small, it is not designed for investors needing an assured level of current income.  The Fund is not a complete investment program.

Main Risks of Investing in the Fund

         All investments have some degree of risk.  The Fund's investments are subject to changes in their value from a number of factors described below.  There is also the risk that poor security selection by the Manager will cause the Fund to underperform other funds having a similar objective.

         However, changes in the overall market prices of securities and the income they pay can occur at any time. The share price of the Fund will change daily based on changes in market conditions, market prices of securities and in response to other economic events.

         Risks of Investing in Stocks.  Stocks fluctuate in price, and their short-term volatility at times may be great. Because the Fund currently invests primarily in common stocks of U. S. companies, the value of the
Funds portfolio will be affected by changes in the stock markets.  Market risk will affect the Funds net asset values per share, which will fluctuate as the values of the Funds portfolio securities change.  A variety of factors can affect the price of a particular stock and the prices of individual stocks do not all move in the same direction uniformly or at the same time.  Different stock markets may behave differently from each other.
Securities in the Funds portfolio may not increase as much as the market as a whole.  Growth stocks may at times be favored by the market and at other times may be out of favor.  Some securities may be inactively traded, and therefore, may not be readily bought or sold.  Although some growth stocks may appreciate quickly, investors should not expect the Funds investments to act in this manner because the Fund is designed for long-term capital appreciation.

         Other factors can affect a particular stocks price, such as poor earnings reports by the issuer, loss of major customers, major litigation against the issuer, or changes in government regulations affecting the issuer. The Fund invests mainly in securities of large companies, but can also invest in small and medium-size companies, which may have more volatile stock prices than large companies.

|X|      Industry and Sector Focus.  At times the Fund may increase the relative emphasis of its investments in a particular industry or sector. The prices of stocks of issuers in a particular industry or sector may go up and down in response to changes in economic conditions, government regulations, availability of basic resources or supplies, or other events that affect that industry or sector more than others. To the extent that the Fund increases the relative emphasis of its investments in a particular industry or sector, its share values may fluctuate in response to events affecting that industry or sector.  To some extent that risk may be limited by the Funds policy of not concentrating 25% or more of its total assets in investments in any one industry.

|X|      Risks of Growth Stocks.  Stocks of growth companies, particularly newer companies, may offer opportunities for greater capital appreciation but may be more volatile than stocks of larger, more established companies. If the company's earnings growth fails to increase as expected, the stock price of a growth company may decline sharply.

|X|      Risks of Foreign Investing. The change in value of a foreign currency against the U.S. dollar will result in a change in the U.S. dollar value of securities denominated in that foreign currency. Foreign issuers are not subject to the same accounting and disclosure requirements that U.S. companies are subject to. The value of foreign investments may be affected by exchange control regulations, expropriation or nationalization of a companys assets, foreign taxes, delays in settlement of transactions, changes in governmental economic or monetary policy in the U.S. or abroad, or other economic or political factors.

How Risky is the Fund Overall?  The risks described above collectively form the overall risk profile of the Fund and can affect the value of the Fund's investments, its investment performance and its prices per share.
Particular investments and investment strategies also have risks.  These risks mean that you can lose money by investing in the Fund. When you redeem your shares, they may be worth more or less than what you paid for them.
There is no assurance that the Fund will achieve its investment objective.

         In the short term, stock markets can be volatile, and the prices of the Funds shares can go up and down substantially. The Fund generally does not use income-oriented investments to a great extent to help cushion the
Fund's share prices from stock market volatility, except for defensive purposes.  Because it focuses on larger companies, the Fund generally may be less volatile than funds focusing on investments in small-cap stocks, but the Fund may have greater risk of volatility than funds that invest in both stocks and fixed income securities.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The Funds Past Performance

         The bar chart and table below show one measure of the risks of investing in the Fund, by showing changes in the Funds performance from year to year for the last 10 calendar years and by showing how the average annual total returns for 1, 5 and 10 years of the Funds shares compare to those of a broad-based market index. The
Funds past investment performance is not necessarily an indication of how the Fund will perform in the future.

Annual Total Returns (as of 12/31 each year)

[See appendix to prospectus for data in bar chart showing annual total returns]

For the period from 1/1/02 through 3/31/02, the Fund's cumulative return (not annualized) was 2.90%.  Charges imposed by the separate accounts that invest in the Fund are not included in the calculations of return in this bar chart, and if those charges were included, the returns would be less than those shown.  During the periods shown in the bar chart, the highest return (not annualized) for a calendar quarter was 28.49% (4th Q99) and the lowest return (not annualized) for a calendar quarter was 20.45% (3rd Q01).

------------------------------- ---------------------------- ---------------------------- ----------------------------
 Average Annual Total Returns
    for the periods ended                                              5 Years                     10 Years
      December 31, 2001                   1 Year             (or life of class or less)   (or life of class or less)
------------------------------- ---------------------------- ---------------------------- ----------------------------
------------------------------- ---------------------------- ---------------------------- ----------------------------
Oppenheimer Capital
Appreciation Fund/VA
(inception date: 4/3/85)                  -12.58%                      14.18%                       15.21%
------------------------------- ---------------------------- ---------------------------- ----------------------------
------------------------------- ---------------------------- ---------------------------- ----------------------------
S&P 500 Index
                                          -11.88%                      -10.70%                      12.93%1
------------------------------- ---------------------------- ---------------------------- ----------------------------
------------------------------- ---------------------------- ---------------------------- ----------------------------
Oppenheimer Capital
Appreciation Fund/VA                      15.51%2                        N/A                          N/A
Service shares
(inception date: 9/18/01)
------------------------------- ---------------------------- ---------------------------- ----------------------------
1.       From: 12/31/91.
2.       Performance for the Service share class would have been lower if the 0.10% increase in the service fee for that class, effective May 1, 2002, had occurred during the period shown above.  The total return shown is cumulative.

The Fund's average annual total returns measure the performance of a hypothetical account without deducting charges imposed by the separate accounts that invest in the Fund and assume that all dividends and capital gains distributions have been reinvested in additional shares. The performance of the Fund is compared to the S&P 500
Index, an unmanaged index of equity securities that is a measure of the general domestic stock market.  The index performance includes the reinvestment of income but does not reflect transaction costs. Also, the Funds investments vary from the index.

The Fund's total returns should not be expected to be the same as the returns of other Oppenheimer funds, even if both funds have the same portfolio managers and/or similar names.

About the Funds Investments

The Funds Principal Investment Policies.  The allocation of the Funds portfolio among different types of investments will vary over time based on the Managers evaluation of economic and market trends.  The Funds portfolio might not always include all of the different types of investments described below. The Statement of
Additional Information contains more detailed information about the Funds investment policies and risks.

         The Manager tries to reduce risks by carefully researching securities before they are purchased. The
Fund attempts to reduce its exposure to market risks by diversifying its investments, that is, by not holding a substantial percentage of the stock of any one company and by not investing too great a percentage of the Funds assets in any one issuer.  Also, the Fund does not concentrate 25% or more of its total assets in any one industry.

         However, changes in the overall market prices of securities can occur at any time. The share prices of the Fund will change daily based on changes in market prices of securities and market conditions and in response to other economic events.

|X|      Stock Investments. The Manager looks for stocks of companies that have growth potential. Growth companies may be developing new products or services or may be expanding into new markets for their products.
They may be newer companies or more established companies entering a growth cycle. The Funds investments are not limited to issuers in a specific capitalization range, such as large-cap or small-cap companies, and the Fund can invest in issuers in all capitalization ranges. Market capitalization refers to the market value of all of a companys issued and outstanding stock. Currently, the Funds stock investments are focused on mid-cap and large-cap issuers, but that emphasis can change over time. Because the stocks of companies that have smaller market capitalizations tend to be more volatile, to the extent that the Fund holds small-cap stocks, its share prices may fluctuate more and the risks of loss are greater.

         Newer growth companies tend to retain a large part of their earnings for research, development or investment in capital assets. Therefore, they do not tend to emphasize paying dividends, and may not pay any dividends for a protracted period. They are selected for the Funds portfolio because the Manager believes the price of the stock will increase over time.

|X|      Cyclical Opportunities.  The Fund may also seek to take advantage of changes in the business cycle by investing in companies that are sensitive to those changes if the Manager believes they have growth potential.
For example, when the economy is expanding, companies in the consumer durables and technology sectors might benefit and present long-term growth opportunities.  The Fund might sometimes seek to take tactical advantage of short-term market movements or events affecting particular issuers or industries.

|X|      Foreign Securities. The Fund can buy foreign equity and debt securities. It would buy debt securities primarily for liquidity or defensive purposes, including debt securities issued by foreign companies or by foreign governments and their agencies. The Fund currently does not expect to have more than 35% of its assets invested in foreign securities, although it has the ability to invest in them without limit.

Special Portfolio Diversification Requirements.  To enable a variable annuity or variable life insurance contract based on an insurance company separate account to qualify for favorable tax treatment under the Internal Revenue
Code, the underlying investments must follow special diversification requirements that limit the percentage of assets that can be invested in securities of particular issuers. The Funds investment program is managed to meet those requirements, in addition to other diversification requirements under the Internal Revenue Code and the
Investment Company Act of 1940, that apply to publicly-sold mutual funds.

         Failure by the Fund to meet those special requirements could cause earnings on a contract owners interest in an insurance company separate account to be taxable income. Those diversification requirements might also limit, to some degree, the Funds investment decisions in a way that could reduce its performance.

Can the Funds Investment Objective and Policies Change?  The Funds Board of Trustees can change non-fundamental investment policies without shareholder approval, although significant changes will be described in amendments to this Prospectus.  Fundamental policies cannot be changed without the approval of a majority of the Funds outstanding voting shares.  The Funds investment objective is a fundamental policy.  Other investment restrictions that are fundamental policies are listed in the Statement of Additional Information.  An investment policy is not fundamental unless this Prospectus or the Statement of Additional Information says that it is.

Other Investment Strategies.  To seek its objective, the Fund can use the investment techniques and strategies described below.  The Fund might not always use all of them.  These techniques have risks, although some are designed to help reduce overall investment or market risks.

|X|      Other Equity Securities.  While the Fund emphasizes investments in common stocks, it can also buy preferred stocks and securities convertible into common stock. The Manager considers convertible securities to be equity equivalents because of the conversion feature and in those cases their rating has less impact on the
Managers investment decision than in the case of other debt securities. Nevertheless, convertible debt securities are subject to both "credit risk" (the risk that the issuer will not pay interest or repay principal in a timely manner) and "interest rate risk" (the risk that prices of the securities will be affected inversely by changes in prevailing interest rates).  If the Fund buys convertible securities (or other debt securities), it will focus primarily on investment-grade securities which pose less credit risk than lower-grade debt securities.

|X|      Illiquid and Restricted Securities.  Investments may be illiquid because they do not have an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price.  A restricted security is one that has a contractual restriction on its resale or which cannot be sold publicly until it is registered under the Securities Act of 1933. The Fund will not invest more than 15% of its net assets in illiquid or restricted securities.  Certain restricted securities that are eligible for resale to qualified institutional purchasers may not be subject to that limit. The Manager monitors holdings of illiquid securities on an ongoing basis to determine whether to sell any holdings to maintain adequate liquidity.

|X|      Derivative Investments.  The Fund can invest in a number of different kinds of derivative investments.
In general terms, a derivative investment is an investment contract whose value depends on (or is derived from)
the value of an underlying asset, interest rate or index.  In the broadest sense, options, futures contracts, and other hedging instruments the Fund might use may be considered derivative investments. In addition to using derivatives for hedging, the Fund might use certain derivative investments because they offer the potential for increased value. The Fund currently does not use derivatives to a significant degree and is not required to use them in seeking its objective.

         Derivatives have risks. If the issuer of the derivative investment does not pay the amount due, the Fund can lose money on the investment. The underlying security or investment on which a derivative is based, and the derivative itself, may not perform the way the Manager expected it to. As a result of these risks, the Fund could realize less principal or income from the investment than expected or its hedge might be unsuccessful. As a result, the Funds share prices could fall. Certain derivative investments held by the Fund might be illiquid.

         Hedging. The Fund can buy and sell futures contracts, put and call options, and forward contracts. These are all referred to as hedging instruments.  The Fund does not currently use hedging extensively nor for speculative purposes. It has limits on its use of hedging instruments and is not required to use them in seeking its objective.

         Some of these strategies would hedge the Funds portfolio against price fluctuations. Other hedging strategies, such as buying futures and call options, would tend to increase the Fund's exposure to the securities market.

         Options trading involves the payment of premiums and there are also special risks in particular hedging strategies.  For example, if a covered call written by the Fund is exercised on an investment that has increased in value, the Fund will be required to sell the investment at the call price and will not be able to realize any profit if the investment has increased in value above the call price. If the Manager used a hedging instrument at the wrong time or judged market conditions incorrectly, the strategy could reduce the Funds return.  The Fund could also experience losses if the prices of its futures and options positions were not correlated with its other investments or if it could not close out a position because of an illiquid market.

|X|      Temporary Defensive and Interim Investments. For cash management purposes, the Fund can hold cash equivalents such as commercial paper, repurchase agreements, Treasury bills and other short-term U.S. government securities. In times of adverse or unstable market or economic conditions, the Fund can invest up to 100% of its assets in temporary investments that are inconsistent with the Funds principle investment strategies.  These would ordinarily be U. S. government securities, highly-rated commercial paper, bank deposits or repurchase agreements. To the extent the Fund invests defensively in these securities, it might not achieve its investment objective.

How the Fund Is Managed

The Manager. The Manager chooses the Fund's investments and handles its day-to-day business.  The Manager carries out its duties, subject to the policies established by the Funds Board of Trustees, under an investment advisory agreement that states the Manager's responsibilities.  The agreement sets the fees the Fund pays to the Manager and describes the expenses that the Fund is responsible to pay to conduct its business.

         The Manager has been an investment advisor since January, 1960.  The Manager and its subsidiaries and affiliates managed $130 billion in assets as of March 31, 2002, including other Oppenheimer funds, with more than
6.3 million shareholder accounts.  The Manager is located at 498 Seventh Avenue, New York, New York 10018.

Portfolio Manager.  The portfolio manager of the Fund is Jane Putnam.  She is a Vice President of the Fund and
         the Manager (since October 1995). She has been the person principally responsible for the day-to-day management of the Funds portfolio since May 1994. Ms. Putnam also serves as an officer and portfolio manager for other Oppenheimer funds.

|X|      Advisory Fees.  Under the investment advisory agreement, the Fund pays the Manager an advisory fee at an annual rate that declines on additional assets as the Fund grows: 0.75% of the first $200 million of average annual net assets, 0.72% of the next $200 million, 0.69% of the next $200 million, 0.66% of the next $200 million, and 0.60% of average annual net assets over $800 million. The Fund's management fee for its last fiscal year ended December 31, 2001, was 0.64% of the Funds average annual net assets for each class of shares.

|X|      Possible Conflicts of Interest. The Fund offers its shares to separate accounts of different insurance companies that are not affiliated with each other, as an investment for their variable annuity, variable life and other investment product contracts. While the Fund does not foresee any disadvantages to contract owners from these arrangements, it is possible that the interests of owners of different contracts participating in the Fund through different separate accounts might conflict. For example, a conflict could arise because of differences in tax treatment.

         The Funds Board of Trustees has procedures to monitor the portfolio for possible conflicts to determine what action should be taken. If a conflict occurs, the Board might require one or more participating insurance company separate accounts to withdraw their investments in the Fund. That could force the Fund to sell securities at disadvantageous prices, and orderly portfolio management could be disrupted. Also, the Board might refuse to sell shares of the Fund to a particular separate account, or could terminate the offering of the Funds shares if required to do so by law or if it would be in the best interests of the shareholders of the Fund to do so.

INVESTING IN THE FUND

How to Buy and Sell Shares

How Are Shares Purchased?  Shares of the Fund may be purchased only by separate investment accounts of participating insurance companies as an underlying investment for variable life insurance policies, variable annuity contracts or other investment products. Individual investors cannot buy shares of the Fund directly.
Please refer to the accompanying prospectus of the participating insurance company for information on how to select the Fund as an investment option for that variable life insurance policy, variable annuity or other investment product. That Prospectus will indicate whether you are eligible to purchase Service shares of the
Fund. The Fund reserves the right to refuse any purchase order when the Manager believes it would be in the
Funds best interests to do so.

|X|      Market Timers.  The Fund has instructed its participating insurance companies that it may restrict or refuse investments by their separate accounts from market timers.  Market timers include persons whose separate account transactions have, or have attempted (i) an exchange out of the Fund within two weeks of an earlier exchange request, (ii) exchanges out of the Fund more than twice in any calendar quarter, (iii) an exchange of
Fund shares equal to at least $5 million, or more than 1% of the Funds net assets, or (iv) other transactions in
Fund shares that demonstrated a timing pattern.  Separate accounts under common ownership or control are combined for these limits. There can be no assurance that all such participating insurance companies will be successful in controlling investments in their respective separate accounts by market timers.

-------------------------------------------------------------------------------------------------------------------
Information about your investment in the Fund through your variable annuity contract, variable life insurance policy or other plan can be obtained only from your participating insurance company or its servicing agent. The
Funds Transfer Agent does not hold or have access to those records. Instructions for buying or selling shares of the Fund should be given to your insurance company or its servicing agent, not directly to the Fund or its
Transfer Agent.
-------------------------------------------------------------------------------------------------------------------

         At What Price Are Shares Sold?  Shares are sold at their offering price, which is the net asset value per share. The Fund does not impose any sales charge on purchases of its shares. If there are any charges imposed under the variable annuity, variable life or other contract through which Fund shares are purchased, they are described in the accompanying prospectus of the participating insurance company.

         The net asset value per share is determined as of the close of The New York Stock Exchange on each day that the exchange is open for trading (referred to in this Prospectus as a regular business day). The Exchange normally closes at 4:00 P.M., New York time, but may close earlier on some days. All references to time in this
Prospectus mean New York time.

         The net asset value per share is determined by dividing the value of the Funds net assets attributable to a class by the number of shares of that class that are outstanding. To determine net asset value, the Funds
Board of Trustees has established procedures to value the Funds securities, in general, based on market value.
The Board has adopted special procedures for valuing illiquid and restricted securities and obligations for which market values cannot be readily obtained. Because some foreign securities trade in markets and on exchanges that operate on weekends and U.S. holidays, the values of some of the Funds foreign investments may change on days when investors cannot buy or redeem Fund shares.

         If, after the close of the principal market on which a security held by the Fund is traded, and before the time the Funds securities are priced that day, an event occurs that the Manager deems likely to cause a material change in the value of such security, the Funds Board of Trustees has authorized the Manager, subject to the Boards review, to ascertain a fair value for such security.

         The offering price that applies to an order from a participating insurance company is based on the next calculation of the net asset value per share that is made after the insurance company (as the Funds designated agent to receive purchase orders) receives a purchase order from its contract owners to purchase Fund shares on a regular business day, provided that the Fund receives the order from the insurance company, generally by 9:30
A.M. on the next regular business day at the offices of its Transfer Agent in Colorado.

         Classes of Shares.  The Fund may offer two different classes of shares. The class of shares designated as Service shares are subject to a Distribution and Service Plan. The impact of the expenses of the Plan on
Service shares is described below.  The class of shares that are not subject to a Plan has no class name designation. The different classes of shares represent investments in the same portfolio of securities but are expected to be subject to different expenses and will likely have different share prices.

Distribution and Service Plan for Service Shares. The Fund has adopted a Distribution and Service Plan for
Service shares to pay the distributor, for distribution related services for the Funds Service shares. Under the
Plan, payments are made quarterly at an annual rate of up to 0.25% of the average annual net assets of Service shares of the Fund.  The distributor currently uses all of those fees to compensate sponsor(s) of the insurance product that offers Fund shares, for providing personal service and maintenance of accounts of their variable contract owners that hold Service shares.  The impact of the service plan is to increase operating expenses of the Service shares, which results in lower performance compared to the Funds shares that are not subject to a service fee.

How Are Shares Redeemed?  As with purchases, only the participating insurance companies that hold Fund shares in their separate accounts for the benefit of variable annuity contracts, variable life insurance policies or other investment products can place orders to redeem shares. Contract holders and policy holders should not directly contact the Fund or its transfer agent to request a redemption of Fund shares.  Contract owners should refer to the withdrawal or surrender instructions in the accompanying prospectus of the participating insurance company.

         The share price that applies to a redemption order is the next net asset value per share that is determined after the participating insurance company (as the Fund's designated agent) receives a redemption request on a regular business day from its contract or policy holder, provided that the Fund receives the order from the insurance company, generally by 9:30 A.M. the next regular business day, at the office of its Transfer
Agent in Colorado.  The Fund normally sends payment by Federal Funds wire to the insurance company's account the day after the Fund receives the order (and no later than seven days after the Fund's receipt of the order).
Under unusual circumstances determined by the Securities and Exchange Commission, payment may be delayed or suspended.

Dividends, Capital Gains and Taxes

Dividends.  The Fund intends to declare dividends separately for each class of shares from net investment income, if any, on an annual basis, and to pay those dividends in March.  Dividends and distributions will generally be lower for Service shares, which normally have higher expenses. The Fund has no fixed dividend rate and cannot guarantee that it will pay any dividends.

         All dividends (and any capital gains distributions) will be reinvested automatically in additional Fund shares at net asset value for the account of the participating insurance company (unless the insurance company elects to have dividends or distributions paid in cash).

Capital Gains.  The Fund may realize capital gains on the sale of portfolio securities.  If it does, it may make distributions out of any net short-term or long-term capital gains in March of each year.  The Fund may make supplemental distributions of dividends and capital gains following the end of its fiscal year.  There can be no assurance that the Fund will pay any capital gains distributions in a particular year.

Taxes.  For a discussion of the tax status of a variable annuity contract, a variable life insurance policy or other investment product of a participating insurance company, please refer to the accompanying prospectus of your participating insurance company. Because shares of the Fund may be purchased only through insurance company separate accounts for variable annuity contracts, variable life insurance policies or other investment products, dividends paid by the Fund from net investment income and distributions (if any) of net realized short-term and long-term capital gains will be taxable, if at all, to the participating insurance company.

         This information is only a summary of certain federal income tax information about an investment in Fund shares.  You should consult with your tax advisor or your participating insurance company representative about the effect of an investment in the Fund under your contract or policy.

Financial Highlights

The Financial Highlights Table is presented to help you understand the Funds financial performance for its non-service shares for the past five fiscal years and since inception for its Service shares. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Deloitte & Touche LLP, the Fund's independent auditors, whose report, along with the Funds financial statements, is included in the Statement of Additional Information, which is available on request.

Financial Highlights

                                                 Year Ended December 31,
Non-Service shares                               2001          2000          1999          1998        1997
===============================================================================================================

Per Share Operating Data
Net asset value, beginning of period                 $46.63        $49.84        $36.67      $32.44      $27.24
---------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                   .18           .27           .06         .13         .25
Net realized and unrealized gain (loss)               (5.86)          .02         14.68        7.28        6.62
---------------------------------------------------------------------------------------------------------------
Total income (loss) from investment operations        (5.68)          .29         14.74        7.41        6.87
---------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                   (.27)         (.06)         (.13)       (.24)       (.15)
Distributions from net realized gain                  (4.10)        (3.44)        (1.44)      (2.94)      (1.52)
---------------------------------------------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                       (4.37)        (3.50)        (1.57)      (3.18)      (1.67)
---------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $36.58        $46.63        $49.84      $36.67      $32.44
                                                     ======        ======        ======      ======      ======
===============================================================================================================
Total Return, at Net Asset Value(1)                  (12.58)%       (0.23)%       41.66%      24.00%      26.68%
===============================================================================================================
Ratios/Supplemental Data
Net assets, end of period (in thousands)         $1,975,345    $2,095,803    $1,425,197    $768,550    $493,906
---------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                $2,000,314    $1,922,099    $1,002,835    $609,246    $390,447
---------------------------------------------------------------------------------------------------------------
Ratios to average net assets:(2)
Net investment income                                  0.51%         0.66%         0.21%       0.50%       1.02%
Expenses                                               0.68%         0.67%         0.70%       0.75%(3)    0.75%(3)
---------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                  45%           38%           56%         56%         66%

1. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period.
Total returns are not annualized for periods less than one full year. Total return information does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of theses charges would reduce the total return figures for all periods shown.
2. Annualized for periods of less than one full year.
3. Expense ratio has been calculated without adjustment for the reduction to custodian expenses.

                  Oppenheimer Capital Appreciation Fund/VA

Financial Highlights  (Continued)

                                                                                  Period Ended
Service shares                                                               December 31, 2001(1)
=================================================================================================

Per Share Operating Data
Net asset value, beginning of period                                                       $31.66
-------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                                                          --(2)
Net realized and unrealized gain (loss)                                                      4.90
-------------------------------------------------------------------------------------------------
Total income (loss) from investment operations                                               4.90
-------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                                                           --
Distributions from net realized gain                                                           --
-------------------------------------------------------------------------------------------------
Total dividends and/or distributions to shareholders                                           --
-------------------------------------------------------------------------------------------------
Net asset value, end of period                                                             $36.56
                                                                                           ======
=================================================================================================
Total Return, at Net Asset Value(3)                                                         15.51%
=================================================================================================
Ratios/Supplemental Data
Net assets, end of period (in thousands)                                                      $90
-------------------------------------------------------------------------------------------------
Average net assets (in thousands)                                                             $16
-------------------------------------------------------------------------------------------------
Ratios to average net assets:(4)
Net investment income                                                                        0.11%
Expenses                                                                                     0.81%
-------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                                        45%

1. For the period from September 18, 2001 (inception of offering) to December
31, 2001.
2. Less than $0.005 per share.
3. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Total return information does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of theses charges would reduce the total return figures for all periods shown.
4. Annualized for periods of less than one full year.

                    Oppenheimer Capital Appreciation Fund/VA

INFORMATION AND SERVICES

For More Information on Oppenheimer Capital Appreciation Fund/VA

The following additional information about Oppenheimer Capital Appreciation Fund is available without charge upon request:

STATEMENT OF ADDITIONAL INFORMATION
This document includes additional information about the Funds investment policies, risks, and operations.
It is incorporated by reference into this Prospectus (which means it is legally part of this Prospectus).

ANNUAL AND SEMI-ANNUAL REPORTS
Additional information about the Funds investments and performance is available in the Funds Annual and
Semi-Annual Reports to shareholders. The Annual Report includes a discussion of market conditions and investment strategies that significantly affected the Funds performance during its last fiscal year.

How to Get More Information

You can request the Statement of Additional Information, the Annual and Semi-Annual Reports, the notice explaining the Funds privacy policy and other information about the Fund, or instructions on how to contact the sponsor of your insurance product:
------------------------------------------------------- ------------------------------------------------------------
By Telephone                                            Call OppenheimerFunds Services toll-free:
                                                        1.800.981.2871
------------------------------------------------------- ------------------------------------------------------------
------------------------------------------------------- ------------------------------------------------------------
By Mail                                                 Write to:
                                                        OppenheimerFunds Services
                                                        P.O. Box 5270
                                                        Denver, Colorado 80217-5270
------------------------------------------------------- ------------------------------------------------------------

Information about the Fund including the Statement of Additional Information can be reviewed and copied at the SECs Public Reference Room in Washington, D.C. Information on the operation of the Public Reference
Room may be obtained by calling the SEC at 1.202.942.8090.  Reports and other information about the Fund are available on the EDGAR database on the SECs Internet website at www.sec.gov. Copies may be obtained after payment of a duplicating fee by electronic request at the SECs e-mail address: publicinfo@sec.gov or by writing to the SECs Public Reference Section, Washington, D.C. 20549-0102.

No one has been authorized to provide any information about the Fund or to make any representations about the Fund other than what is contained in this Prospectus. This Prospectus is not an offer to sell shares of the Fund, nor a solicitation of an offer to buy shares of the Fund, to any person in any state or other jurisdiction where it is unlawful to make such an offer.
The Funds SEC File No.: 811-4108
PR0610.001.0502
Printed on recycled paper.

                                                (OppenheimerFunds logo)

                                          Appendix to Prospectus of
                                  Oppenheimer Capital Appreciation Fund/VA
                              (a series of Oppenheimer Variable Account Funds)

         Graphic  material  included in the  Prospectus  of  Oppenheimer  Capital  Appreciation  Fund/VA (the
"Fund") under the heading "Annual Total Return (as of 12/31 each year)":

     A bar chart will be included in the  Prospectus  of the Fund  depicting  the annual  total  returns of a hypothetical  $10,000  investment  in  shares  of the  Fund for each of the 10 most  recent  calendar  years, without deducting  separate account  expenses.  Set forth below are the relevant data that will appear on the bar chart:

Calendar
Year
Ended                                                Annual Total Returns

12/31/92                                                      14.53%
12/31/93                                                       7.25%
12/31/94                                                       0.97%
12/31/95                                                      36.66%
12/31/96                                                      25.20%
12/31/97                                                      26.69%
12/31/98                                                      24.00%
12/31/99                                                      41.66%
12/31/00                                                      -0.23%
12/31/01                                                     -12.58%

Oppenheimer
Main Street Small Cap Fund/VA
A series of Oppenheimer Variable Account Funds

Prospectus dated May 1, 2002

                                                             Oppenheimer Main Street Small Cap Fund/VA is a mutual
                                                             fund that seeks capital appreciation to make your
                                                             investment grow. The Fund invests mainly in common
                                                             stocks of small-cap companies.  Prior to May 1, 2001,
                                                             the Fund was named Oppenheimer Small Cap Growth
                                                             Fund/VA.
                                                                      Shares of the Fund are sold only as the
                                                             underlying investment for variable life insurance
                                                             policies, variable annuity contracts and other
                                                             insurance company separate accounts. A prospectus for
                                                             the insurance product you have selected accompanies
                                                             this Prospectus and explains how to select shares of
                                                             the Fund as an investment under that insurance product,
                                                             and whether you are only eligible to purchase Service
                                                             shares of the Fund.
                                                             This Prospectus contains important information about
                                                             the Funds objective, its investment policies,
                                                             strategies and risks. Please read this Prospectus (and
                                                             your insurance product prospectus) carefully before you
                                                             invest and keep them for future reference about your
                                                             account.

                                                                        (OppenheimerFunds logo)
As with all mutual funds, the Securities
and Exchange Commission has not approved or disapproved
the Funds securities nor has it determined that
this Prospectus is accurate or complete.
It is a criminal offense to represent otherwise.

CONTENTS

                          ABOUT THE FUND

                          The Funds Objective and Investment Strategies

                          Main Risks of Investing in the Fund

                          The Funds Past Performance

                          About the Funds Investments

                          How the Fund is Managed

                          INVESTING IN THE FUND

                          How to Buy and Sell Shares

                          Dividends, Capital Gains and Taxes

                          Financial Highlights

About the Fund

The Funds Objective and Investment Strategies

What is the Funds Investment Objective? The Fund seeks capital appreciation.

What Does The Fund Mainly Invest In?  The Fund invests mainly in common stocks of small-capitalization (small cap) U.S.
companies that the Funds investment manager, OppenheimerFunds, Inc. (the "Manager") believes have favorable business trends or prospects. Under normal market conditions, the Fund will invest at least 80% of its net assets (including any borrowings for investment purposes) in securities of companies having a small market capitalization.  Prior to July 31,
2002, the percentage requirement in the preceding sentences is 65% of total assets. These may include "growth" and/or
"value" common stocks and other equity securities. A value investment style attempts to find companies whose securities are believed to be undervalued in the marketplace.  A growth investment style encompasses a search for companies whose earnings are expected to increase at a greater rate than the overall market. The Fund incorporates a blended style of investing combining both growth and value styles.

         The Fund currently considers an issuer having a market capitalization of up to $2.5 billion to be a small-cap issuer. The Fund measures that capitalization at the time the Fund buys the security, and it is not required to sell the security if the issuers capitalization grows above $2.5 billion. Over time, the Fund may change the range of assets it uses to define small-cap issuers, as market conditions change. The Funds investment program is more fully explained in
About the Funds Investments, below.

---------------------------------------------------------------------------------------------------------------------
       What is Market Capitalization"?
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
       In general, the market capitalization is the value of a company determined by the total market value of its issued and outstanding common stock.
---------------------------------------------------------------------------------------------------------------------

How Do The Portfolio Managers Decide What Securities To Buy Or Sell?  In selecting securities for purchase or sale by the
Fund, the Funds portfolio managers use an investment process that combines quantitative models, fundamental research about particular securities and individual judgment. The use of that process to manage this Fund commenced May 1, 2001.
While this process and the inter-relationship of the factors used may change over time and its implementation may vary in particular cases, in general the selection process involves the use of:

o        Multi-factor quantitative models: These include a group of top-down models that analyze data such as relative valuations, relative price trends, interest rates and the shape of the yield curve. These help direct portfolio emphasis by industries and value or growth styles. A group of bottom up models helps to rank stocks in a universe, selecting stocks for relative attractiveness by analyzing fundamental stock and company characteristics.
o        Fundamental research: The portfolio managers use internal research and analysis by other market analysts, with emphasis on current company news and industry-related events.
o        Judgment: The portfolio is then continuously re-balanced by the portfolio managers, based upon the quantitative tools and quantitative factors described above.

         In seeking broad diversification of the Funds portfolio, the portfolio managers currently search primarily for the following characteristics (although these may vary over time and in different cases):
o        Companies with a small market capitalization.
o        Companies with financial characteristics attractive to our quantitative models.
o        Companies experiencing positive changes in operations due to enhanced competitive ability and/or beneficial industry trends.

         The portfolio managers employ a disciplined approach in deciding whether to sell particular portfolio securities based on quantitative models and fundamental research.  If a particular stock exhibits a material decrease in revenue and earnings growth, they will consider selling the stock. In addition, if the reason that the portfolio managers originally purchased the stock of a particular company materially changes then they may also decide to sell the stock.

Who is the Fund Designed For? The Funds shares are available only as an investment option under certain variable annuity contracts, variable life insurance policies and investment plans offered through insurance company separate accounts of participating insurance companies, for investors seeking capital growth in their investment over the long term, from a fund that invests in small-cap stocks.  Those investors should be willing to assume the greater risks of short-term share price fluctuations that are typical for an aggressive fund focusing on small-cap stocks.  Since the Fund does not invest for income and the income from its investments will likely be small, it is not designed for investors needing an assured level of current income. However, the Fund is not a complete investment program.

Main Risks of Investing in the Fund

         All investments have some degree of risk.  The Fund's investments, in particular, are subject to changes in their value from a number of factors described below.  Investments in stocks can be volatile and are subject to changes in general stock market movements (this is referred to as market risk).  There is also the risk that poor security selection by the Manager will cause the Fund to underperform other funds having a similar objective.  There may be events or changes affecting particular industries that might have a relatively greater weighting in the Funds portfolio (this is referred to as industry risk) or the change in value of a particular stock because of an event affecting the issuer.

         Stocks of growth companies may provide greater opportunities for capital appreciation but may be more volatile than other stocks. That volatility is likely to be even greater for small-cap companies. The Fund can also buy foreign securities that have special risks not associated with investments in domestic securities, such as the effects of currency fluctuations on relative prices.

         The Manager tries to reduce risks by carefully researching securities before they are purchased. The Fund attempts to reduce its exposure to market risks by diversifying its investments, that is, by not holding a substantial percentage of the stock of any one company and by not investing too great a percentage of the Funds assets in any one company. Also, the Fund does not concentrate 25% or more of its assets in investments in any one industry. However, changes in the overall market prices of securities can occur at any time. The share price of the Fund will change daily based on changes in market prices of securities and market conditions, and in response to other economic events.

RISKS OF INVESTING IN STOCKS.  Because the Fund invests primarily in common stocks of small-cap companies, the value of the Funds portfolio will be affected by changes in the stock market and the special economic and other factors that might primarily affect the prices of small cap stocks. Market risk will affect the Funds net asset value per share, which will
fluctuate as the values of the Funds portfolio securities change.  The prices of individual stocks do not all move in the same direction uniformly or at the same time. Different stock markets may behave differently from each other.

         Securities in the Funds portfolio may not increase as much as the market as a whole. Some small cap securities may be inactively traded, and therefore, may not be readily bought or sold.  Although profits in some Fund holdings may be realized quickly, investors should not expect the Funds investments to appreciate rapidly.  Other factors can affect a particular stocks price, such as poor earnings reports by the issuer, loss of major customers, major litigation against the issuer, or changes in government regulations affecting the issuer or its industry.

Industry, Sector and Investment Style Focus.  At times the Fund may increase the relative emphasis of its investments in a particular industry or sector, and in the growth or value investment styles. The prices of stocks of issuers in a particular industry, sector or investment style may go up and down in response to changes in economic conditions, government regulations, availability of basic resources or supplies, or other events that affect that industry or sector more than others. To the extent that the Fund increases the relative emphasis of its investments in a particular industry, sector or investment style, its share values may fluctuate in response to events affecting that industry, sector or investment style.  To some extent that risk may be limited by the
         Funds policy of not concentrating 25% or more of its assets in investments in any one industry.

The growth and value investment styles each have their own investment risks, and either may be out of favor at any point in time.  Stocks of growth companies, particularly newer companies, may offer opportunities for greater capital appreciation but may be more volatile than stocks of larger, more established companies. If the company's earnings growth or stock price fails to increase as expected the stock price of a growth company may decline sharply.  If value stocks prove not to be undervalued, the stock price may not appreciate and may even decline.

Special Risks of Small-Cap Stocks. The Fund focuses its investments on securities of companies having a small market capitalization, which can include both established and newer companies. While newer emerging growth companies might offer greater opportunities for capital appreciation than larger, more established companies, they involve substantially greater risks of loss and price fluctuations than larger, more-established issuers.

         Small-cap companies may have limited product lines or markets for their products, limited access to financial resources and less depth in management skill than larger, more established companies. Their stocks may be less liquid than those of larger issuers. That means the Fund could have greater difficulty selling a security of a small cap issuer at an acceptable price, especially in periods of market volatility. That factor increases the potential for losses to the Fund. Also, it may take a substantial period of time before the Fund realizes a gain on an investment in a small-cap company, if it realizes any gain at all.

How Risky is the Fund Overall? The risks described above collectively form the overall risk profile of the Fund and can affect the value of the Fund's investments, its investment performance and its price per share. Particular investments and investment strategies also have risks.  These risks mean that you can lose money by investing in the Fund. When you redeem your shares, they may be worth more or less than what you paid for them. There is no assurance that the Fund will achieve its investment objective. In the short term, the markets for small-cap stocks can be volatile, and the price of the Funds shares can go up and down substantially. The Fund generally does not use income-oriented investments to help cushion the Fund's total return from changes in stock prices, except for defensive purposes.  The Fund is a very aggressive investment vehicle, designed for investors willing to assume greater risks in the hope of achieving greater gains.  It generally may be less volatile than funds focusing on emerging markets but its share price is likely to fluctuate more than the price of shares of Funds emphasizing large-cap stocks.  However, the Fund is not a complete investment program.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance
Corporation or any other government agency.

The Funds Past Performance

The bar chart and table below show one measure of the risks of investing in the Fund, by showing changes in the Funds performance from year to year since the Funds inception and by showing how the average annual total return of the Funds shares compare to those of a small-capitalization sector index. That performance occurred prior to the change in the
Funds portfolio managers and implementation of the investment process utilized by them, on May 1, 2001. The Funds past investment performance is not necessarily an indication of how the Fund will perform in the future.

Annual Total Returns (as of 12/31 each year)

[See appendix to prospectus for data in bar chart showing annual total returns]

For the period from 1/1/02 through 3/31/02,  the Fund's  cumulative  return (not annualized) was 3.26%.  Charges imposed by the separate  accounts  that invest in the Fund are not included in the  calculations  of return in this bar chart,  and if those charges were included, the returns would be less than those shown.

During the period  shown in the bar chart,  the highest  return  (not  annualized)  for a calendar  quarter was 49.05% (4th
Q99) and the lowest return (not annualized) for a calendar quarter was 18.40% (1st  Q01).

------------------------------- ---------------------------- ----------------------------
 Average Annual Total Returns
    for the periods ended                 1 Year                       5 Years
      December 31, 2001          (or life of class if less)   (or life of class if less)
------------------------------- ---------------------------- ----------------------------
------------------------------- ---------------------------- ----------------------------
Oppenheimer  Main Street Small            -0.36%                        3.76%
Cap
Fund/VA
(inception 5/1/98)
------------------------------- ---------------------------- ----------------------------
------------------------------- ---------------------------- ----------------------------

Russell 2000 Index                        2.49%                       1.64%1
------------------------------- ---------------------------- ----------------------------
------------------------------- ---------------------------- ----------------------------
Oppenheimer  Main Street Small            4.15%2                         N/A
Cap Fund/VA
Service Share Class
(inception 7/16/2001)
------------------------------- ---------------------------- ----------------------------

The Fund's returns in the table measure the performance of a hypothetical account without deducting charges imposed by the separate accounts that invest in the Fund and assume that all dividends and capital gains distributions have been reinvested in additional shares. Because the Fund invests primarily in small-cap stocks, the Funds performance is compared to the Russell 2000 Index, an unmanaged index of equity securities of small capitalization companies that is a measure of the small company market.  However, it must be remembered that the index performance reflects the reinvestment of income but does not consider the effects of transaction costs. Also, the Fund may have investments that vary from the index.

1. From 4/30/98.
2. Performance for the Service Share class would have been lower if the 0.10% increase in the service fee for that class, effective May 1, 2002, had occurred during the period shown above.  The total return shown is cumulative.

The Fund's total returns should not be expected to be the same as the returns of other Oppenheimer funds, even if both funds have the same portfolio managers and/or similar names.

About the Funds Investments

The Funds Principal Investment Policies.  The allocation of the Funds portfolio among the different types of permitted investments will vary over time based upon the evaluation of economic and market trends by the Manager.  The Funds portfolio might not always include all of the different types of investments described below. The Statement of Additional
Information contains more detailed information about the Funds investment policies and risks.

Small-Cap Stocks. The Fund invests mainly in a diversified portfolio of common stocks of smaller companies to seek capital appreciation. Small-cap growth companies could include, for example, companies that are developing new products or services, that have relatively favorable prospects, or that are expanding into new and growing markets. They may be providing new products or services that can enable them to capture a dominant or important market position. They may have a special area of expertise or the capability to take advantage of changes in demographic factors in a more profitable way than larger, more established companies. Current examples include companies in the fields of telecommunications, biotechnology, computer software, and new consumer products. Small-cap value companies are those companies believed to be undervalued by the marketplace. Current examples may include consumer and retail stocks.

         The definition of small capitalization issuers used by the Manager is based on the current market capitalization measurement used by Lipper Analytical Services, Inc., an independent mutual fund rating company.  The range of assets can change and the Manager may choose another basis for determining its definition of small cap.

Investing in Small, Unseasoned Companies.  The Fund can invest in small, unseasoned companies. These are companies that have been in operation less than three years, including the operations of any predecessors. Because these companies have a limited
        operating history and may be more dependent on the efforts of individual managers, their securities may have limited liquidity and their prices may be very volatile. The Fund currently does not intend to invest more than
        20% of its net assets in these securities.

        Newer companies typically retain a large part of their earnings for research, development or investment in capital assets. Therefore, they do not tend to emphasize paying dividends, and may not pay any dividends for some time after the Fund buys their stock.  However, the Fund does not have current income as a goal.

Portfolio Turnover. The Fund may engage in short-term trading to try to achieve its objective, and will likely have a portfolio turnover rate in excess of 100% annually. Portfolio turnover affects brokerage costs the Fund pays. The
         Financial Highlights table at the end of this Prospectus shows the Funds portfolio turnover rates during prior fiscal years.

SPECIAL PORTFOLIO DIVERSIFICATION REQUIREMENTS. To enable a variable annuity or variable life insurance contract based on an insurance company separate account to qualify for favorable tax treatment under the Internal Revenue Code, the underlying investments must follow special diversification requirements that limit the percentage of assets that can be invested in securities of particular issuers. The Funds investment program is managed to meet those requirements, in addition to other diversification requirements under the Internal Revenue Code and the Investment Company Act that apply to publicly-sold mutual funds.

         Failure by the Fund to meet those special requirements could cause earnings on a contract owners interest in an insurance company separate account to be taxable income. Those diversification requirements might also limit, to some degree, the Funds investment decisions in a way that could reduce its performance.

CAN THE FUNDS INVESTMENT OBJECTIVE AND POLICIES CHANGE?  The Funds Board of Trustees can change non-fundamental investment policies without shareholder approval, although significant changes will be described in amendments to this
Prospectus. Shareholders will receive 60 days advance notice of any change in the 80% requirement described above under
What Does The Fund Mainly Invest in?  Fundamental policies are those that cannot be changed without the approval of a majority of the Funds outstanding voting shares. The Funds investment objective is a fundamental policy. Investment restrictions that are fundamental policies are listed in the Statement of Additional Information. An investment policy is not fundamental unless this Prospectus or the Statement of Additional Information says that it is.

OTHER INVESTMENT STRATEGIES.  To seek its objective, the Fund can also use the investment techniques and strategies described below. The Manager might not always use all of the different types of techniques and investments described below. These techniques involve certain risks, although some are designed to help reduce investment or market risks.

Other Equity Securities. While the Fund emphasizes investments in common stocks, it may also buy preferred stocks and securities convertible into common stock. While some convertible securities are debt securities, the Manager considers some of them to be equity equivalents because of the conversion feature and in that case their rating has less impact on the investment decision than in the case of other debt securities. Nevertheless, convertible securities are subject to both credit risk (the risk that the issuer will not pay interest or repay principal in a timely manner) and interest rate risk (the risk that the prices of the securities will be affected inversely by changes in
         prevailing interest rates). If the Fund buys convertible securities (or other debt securities) it will focus primarily on investment-grade securities, which pose less credit risk than lower-grade debt securities.

Foreign Securities.  The Fund can invest in foreign securities, although most of the small cap stocks the Fund holds are issued by domestic companies. The Fund currently emphasizes investments in U.S. companies and does not expect its investments in foreign securities to exceed 25% of its net assets.

         While foreign securities offer special investment opportunities, there are also special risks. The change in value of a foreign currency against the U.S. dollar will result in a change in the U.S. dollar value of securities denominated in that foreign currency.  Foreign issuers are not subject to the same accounting and disclosure requirements that U.S. companies are subject to.

         The value of foreign investments may be affected by exchange control regulations, currency devaluations, expropriation or nationalization of a company's assets, foreign taxes, delays in settlement of transactions, changes in governmental economic or monetary policy in the U.S. or abroad, or other political and economic factors.

Illiquid and Restricted Securities. Investments may be illiquid because there is no active trading market for them, making it difficult to value them or dispose of them promptly at an acceptable price. A restricted security is one that has a contractual restriction on its resale or which cannot be sold publicly until it is registered under the Securities Act of 1933. The Fund will not invest more than 15% of its net assets in illiquid or restricted
         securities.  Certain restricted securities that are eligible for resale to qualified institutional purchasers may not be subject to that limit. The Manager monitors holdings of illiquid securities on an ongoing basis to determine whether to sell any holdings to maintain adequate liquidity.

Derivative Investments. The Fund can invest in a number of different kinds of derivative investments. In general terms, a derivative investment is an investment contract whose value depends on (or is derived from) the value of an underlying asset, interest rate or index. In the broadest sense, options, futures contracts, and other hedging instruments the
            Fund might use may be considered derivative investments. In addition to using derivatives for hedging, the
         Fund might use other derivative investments because they offer the potential for increased value. The Fund currently does not use derivatives to a significant degree and is not required to use them in seeking its objective.

         Derivatives have risks. If the issuer of the derivative investment does not pay the amount due, the Fund can lose money on the investment. The underlying security or investment on which a derivative is based, and the derivative itself, may not perform the way the Manager expected it to. As a result of these risks the Fund could realize less principal or income from the investment than expected or its hedge might be unsuccessful. As a result, the
         Funds share prices could fall. Certain derivative investments held by the Fund might be illiquid.

     o   Hedging. The Fund can buy and sell futures contracts, put and call options, and forward contracts. These are all referred to as hedging instruments.  The Fund does not currently use hedging extensively nor for speculative purposes. It has limits on its use of hedging instruments and is not required to use them in seeking its objective.

         Some of these strategies would hedge the Funds portfolio against price fluctuations. Other hedging strategies, such as buying futures and call options, would tend to increase the Fund's exposure to the securities market.

         Options trading involves the payment of premiums and has special tax effects on the Fund.  If a covered call written by the Fund is exercised on an investment that has increased in value, the Fund will be required to sell the investment at the call price and will not be able to realize any profits  if the investment has increased in value above the call price.  There are also special risks in particular hedging strategies. If the Manager used a hedging instrument at the wrong time or judged market conditions incorrectly, the strategy could reduce the
         Funds return.  The Fund could also experience losses if the prices of its futures and options positions were not correlated with its other investments or if it could not close out a position because of an illiquid market.

Temporary Defensive and Interim Investments.  In times of unstable adverse market or economic conditions, the Fund can invest up to 100% of its assets in temporary investments that are inconsistent with the Funds principal investment strategies. Generally they would be cash or cash equivalents, such as U.S. Treasury Bills and other short-term U.S.
government obligations or high-grade commercial paper. To the extent the Fund invests defensively in these securities, it might not achieve its investment objectives.

How the Fund Is Managed

The Manager.  The Funds investment Manager, OppenheimerFunds, Inc., chooses the Fund's investments and handles its day-to-day business.  The Manager carries out its duties, subject to the policies established by the Board of Trustees, under an Investment Advisory Agreement that states the Manager's responsibilities.  The Agreement sets the fees paid by the Fund to the Manager and describes the expenses that the Fund is responsible to pay to conduct its business.

         The Manager has been an investment adviser since 1960 and currently manages investment companies, including other
Oppenheimer funds.  The Manager and its subsidiaries and affiliates managed $130 billion in assets as of March 31, 2002 including other Oppenheimer funds, with more than 6.3 million shareholder accounts.  The Manager is located at 498
Seventh Avenue, New York, New York 10018.

Portfolio Managers.  The portfolio managers of the Fund are Charles Albers and Mark Zavanelli.
They have been principally responsible for the management of the Fund since May 1, 2001.  Mr. Albers is a
Vice President of the Fund, a Senior Vice President of the Manager and an officer and portfolio manager of other Oppenheimer funds. Mr. Zavanelli is a Vice President of the Fund and of the Manager and an officer and portfolio Manager of other Oppenheimer funds.  Prior to joining the Manager in April 1998, Mr. Albers was a portfolio manager at Guardian Investor Services (from 1972), the investment  management subsidiary of The Guardian Life Insurance Company.  Before joining the  Manager in April 1998, Mr. Zavanelli was
President of Waterside Capital Management, a registered investment advisor (from August 1995), and a financial research analyst for Elder Research (from June 1997).

Advisory Fees.  Under the Investment Advisory Agreement, the Fund pays the Manager an advisory fee at an annual rate that declines on additional assets as the Fund grows: 0.75% of the first $200 million of average annual net assets,
         0.72% of the next $200 million, 0.69% of the next $200 million, 0.66% of the next $200 million, and 0.60% of average annual net assets over $800 million. The Fund's management fee for its last fiscal year ended December
         31, 2001, was 0.75% of the Funds average annual net assets for each class of shares.

Possible  Conflicts of Interest.  The Fund offers its shares to separate  accounts of different  insurance  companies  that are not  affiliated  with each  other,  as an  investment  for their  variable  annuity,  variable  life and other investment  product  contracts.  While the Fund does not foresee any  disadvantages  to contract owners from these arrangements,  it is possible  that the  interests  of owners of  different  contracts  participating  in the Fund through different separate accounts might conflict.  For example, a conflict could arise because of differences in tax treatment.

         The Funds Board has  procedures to monitor the portfolio for possible  conflicts to determine  what action should be taken. If a conflict  occurs,  the Board might require one or more  participating  insurance  company  separate accounts  to  withdraw  their  investments  in the  Fund.  That  could  force  the  Fund  to  sell  securities  at disadvantageous prices, and orderly portfolio management could be disrupted.  Also, the Board might refuse to sell shares of the
         Fund to a particular  separate account,  or could terminate the offering of the Funds shares if required to do so by law or if it would be in the best interests of the shareholders of the Fund to do so.

Investing in the Fund

How to Buy and Sell Shares

How Are Shares Purchased? Shares of the Fund may be purchased only by separate investment accounts of participating insurance companies as an underlying investment for variable life insurance policies, variable annuity contracts or other investment products. Individual investors cannot buy shares of the Fund directly. Please refer to the accompanying prospectus of the participating insurance company for information on how to select the Fund as an investment option for that variable life insurance policy, variable annuity or other investment product. That Prospectus will indicate whether you are  only eligible to purchase Service shares of the Fund.  The Fund reserves the right to refuse any purchase order when the Manager believes it would be in the Funds best interests to do so.

|X|  Market  Timers.  The Fund has  instructed  its  participating  insurance  companies  that it may  restrict  or  refuse investments  by their  separate  accounts from market  timers.  Market  timers  include  persons whose  separate  account transactions  have,  or have  attempted  (i) an exchange out of the Fund within two weeks of an earlier  exchange  request,
(ii)  exchanges  out of the Fund more than twice in any  calendar  quarter,  (iii) an exchange  of Fund shares  equal to at least $5 million,  or more than 1% of the Funds net assets, or (iv) other  transactions in Fund shares that demonstrated a timing  pattern.  Separate  accounts  under common  ownership or control are  combined  for these  limits.  There can be no assurance  that all  such  participating  insurance  companies  will be  successful  in  controlling  investments  in their respective separate accounts by market timers.

---------------------------------------------------------------------------------------------------------------------------
Information about your investment in the Fund through your variable annuity contract, variable life insurance policy or other plan can be obtained only from your participating insurance company or its servicing agent. The Funds Transfer
Agent does not hold or have access to those records. Instructions for buying or selling shares of the Fund should be given to your insurance company or its servicing agent, not directly to the Fund or its Transfer Agent.
---------------------------------------------------------------------------------------------------------------------------

At What Price Are Shares Sold? Shares are sold at their offering price, which is the net asset value per share. The Fund does not impose any sales charge on purchases of its shares. If there are any charges imposed under the variable annuity, variable life or other contract through which Fund shares are purchased, they are described in the accompanying prospectus of the participating insurance company.

         The net asset value per share is determined as of the close of The New York Stock Exchange on each day that the exchange is open for trading (referred to in this Prospectus as a regular business day). The Exchange normally closes at 4:00 P.M., New York time, but may close earlier on some days. All references to time in this Prospectus mean New York time.

         The net asset value per share is determined by dividing the value of the Funds net assets attributable to a class by the number of shares of that class that are outstanding. To determine net asset value, the Funds Board of
Trustees has established procedures to value the Funds securities, in general, based on market value. The Board has adopted special procedures for valuing illiquid and restricted securities and obligations for which market values cannot be readily obtained. Because some foreign securities trade in markets and on exchanges that operate on weekends and U.S.
holidays, the values of some of the Funds foreign investments may change on days when investors cannot buy or redeem
Fund shares.

         If, after the close of the principal market on which a security held by the Fund is traded, and before the time the Funds securities are priced that day, an event occurs that the Manager deems likely to cause a material change in the value of such security, the Funds Board of Trustees has authorized the Manager, subject to the Boards review, to ascertain a fair value for such security.

         The offering price that applies to an order from a participating insurance company is based on the next calculation of the net asset value per share that is made after the insurance company (as the Funds designated agent to receive purchase orders) receives a purchase order from its contract owners to purchase Fund shares on a regular business day, provided that the Fund receives the order from the insurance company by 9:30 A.M. on the next regular business day at the offices of its Transfer Agent in Denver, Colorado.

Classes of Shares. The Fund may offers two different classes of shares. The class designated as Service shares are subject to a Distribution and Service Plan. The impact of the expenses of the Plan on Service shares is described below.
The class of shares that are not subject to a Plan has no class name designation. The different classes of shares represent investments in the same portfolio of securities but are expected to have different expenses and share prices.

Distribution and Service Plan for Service Shares.     The Fund has adopted a Distribution and Service Plan for Service shares to pay the distributor, for distribution related services for the Funds Service shares. Under the Plan, payments are made quarterly at an annual rate of up to 0.25% of the average annual net assets of Service shares of the Fund. The distributor currently uses all of those fees to compensate sponsor(s) of the insurance product that offers Fund shares, for providing personal service and maintenance of accounts of their variable contract owners that hold Service shares.
The impact of the service plan is to increase operating expenses of the Service shares, which results in lower performance compared to the Funds shares that are not subject to a service fee.

How Are Shares Redeemed?  As with purchases, only the participating insurance companies that hold Fund shares in their separate accounts for the benefit of variable annuity contracts, variable life insurance policies or other investment products can place orders to redeem shares. Contract holders and policy holders should not directly contact the Fund or its transfer agent to request a redemption of Fund shares. Contract owners should refer to the withdrawal or surrender instructions in the accompanying prospectus of the participating insurance company.

         The share price that applies to a redemption order is the next net asset value per share that is determined after the participating insurance company (as the Funds designated agent) receives a redemption request on a regular business day from its contract or policy holder, provided that the Fund receives the order from the insurance company, generally by 9:30 A.M. the next regular business day at the office of its Transfer Agent in Denver, Colorado. The Fund normally sends payment by Federal Funds wire to the insurance companys account the day after the Fund receives the order (and no later than 7 days after the Funds receipt of the order). Under unusual circumstances determined by the Securities and
Exchange Commission, payment may be delayed or suspended.

Dividends, Capital Gains and Taxes

Dividends.  The Fund intends to declare dividends separately for each class of shares from net investment income, if any, on an annual basis, and to pay those dividends in March.  Dividends and distributions will generally be lower for Service shares, which normally have higher expenses. The Fund has no fixed dividend rate and cannot guarantee that it will pay any dividends.

         All dividends (and any capital gains distributions) will be reinvested automatically in additional Fund shares at net asset value for the account of the participating insurance company (unless the insurance company elects to have dividends or distributions paid in cash).

Capital Gains  The Fund may realize capital gains on the sale of portfolio securities.  If it does, it may make distributions out of any net short-term or long-term capital gains in March of each year.  The Fund may make supplemental distributions of dividends and capital gains following the end of its fiscal year.  There can be no assurance that the
Fund will pay any capital gains distributions in a particular year.

Taxes.  For a discussion of the tax status of a variable annuity contract, a variable life insurance policy or other investment product of a participating insurance company, please refer to the accompanying prospectus of your participating insurance company. Because shares of the Fund may be purchased only through insurance company separate accounts for variable annuity contracts, variable life insurance policies or other investment products, dividends paid by the Fund from net investment income and distributions (if any) of net realized short-term and long-term capital gains will be taxable, if at all, to the participating insurance company.

         This information is only a summary of certain federal income tax information about an investment in Fund shares.
You should consult with your tax advisor or your participating insurance company representative about the effect of an investment in the Fund under your contract or policy.

Financial Highlights

The Financial Highlights Table is presented to help you understand the Funds financial performance since its inception.
Certain information reflects financial results for a single Fund share. The total return in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Deloitte & Touche LLP, the Fund's independent auditors, whose report, along with the Funds financial statements, is included in the Statement of Additional Information, which is available on request.

Financial Highlights

                                                     Year Ended December 31,
Non-Service shares                                   2001       2000             1999          1998(1)
======================================================================================================

Per Share Operating Data
Net asset value, beginning of period                 $ 11.09    $ 14.07          $ 9.60        $ 10.00
------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss)                              --(2)    (.03)           (.02)          (.02)
Net realized and unrealized gain (loss)                 (.04)     (2.35)           4.49           (.38)
------------------------------------------------------------------------------------------------------
Total income (loss) from investment operations          (.04)     (2.38)           4.47           (.40)
------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Distributions from net realized gain                      --       (.60)             --             --
------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $ 11.05    $ 11.09          $14.07        $  9.60
                                                     =======    =======          ======        =======
======================================================================================================
Total Return, at Net Asset Value(3)                    (0.36)%   (18.34)%         46.56%         (4.00)%
======================================================================================================
Ratios/Supplemental Data
Net assets, end of period (in thousands)             $18,514    $14,599          $6,927        $   994
------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                    $15,307    $12,576          $2,738        $   441
------------------------------------------------------------------------------------------------------
Ratios to average net assets:(4)
Net investment loss                                    (0.01)%    (0.29)%         (0.37)%        (0.79)%
Expenses                                                1.05%      1.37%           1.83%          0.87%(5)
Expenses, net of reduction to custodian fees             N/A       1.35%           1.34%           N/A
------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                  213%       162%            176%            61%

1. For the period from May 1, 1998 (inception of offering) to December 31, 1998.
2. Less than $0.005 per share.
3. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods of less than one full year. Total return information does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.
4. Annualized for periods of less than one full year.
5. Expense ratio has been calculated without adjustment for the reduction to custodian expenses.

                   Oppenheimer Main Street Small Cap Fund/VA

Financial Highlights  (Continued)

                                                        Period Ended
Service shares                                          December 31, 2001(1)
============================================================================

Per Share Operating Data
Net asset value, beginning of period                                  $10.61
----------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                                     --(2)
Net realized and unrealized gain (loss)                                  .44
----------------------------------------------------------------------------
Total income (loss) from investment operations                           .44
----------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Distributions from net realized gain                                      --
----------------------------------------------------------------------------
Net asset value, end of period                                        $11.05
                                                                      ======
============================================================================
Total Return, at Net Asset Value(3)                                     4.15%
============================================================================
Ratios/Supplemental Data
Net assets, end of period (in thousands)                                $108
----------------------------------------------------------------------------
Average net assets (in thousands)                                       $ 26
----------------------------------------------------------------------------
Ratios to average net assets:(4)
Net investment loss                                                    (0.34)%
Expenses                                                                1.19%
Expenses, net of reduction to custodian fees                             N/A
----------------------------------------------------------------------------
Portfolio turnover rate                                                  213%

1. For the period from July 16, 2001 (inception of offering) to December
31, 2001.
2. Less than $0.005 per share.
3. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods of less than one full year. Total return information does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.
4. Annualized for periods of less than one full year.

                 Oppenheimer Main Street Small Cap Fund/VA

Information and Services
For More Information on Oppenheimer Main Street Small Cap Fund/VA
The following additional information about the Fund is available without charge upon request:

Statement of Additional Information
This document includes additional information about the Funds investment policies, risks, and operations. It is incorporated by reference into this Prospectus (which means it is legally part of this Prospectus).

Annual and Semi-Annual Reports
Additional information about the Funds investments and performance is available in the Funds Annual and
Semi-Annual Reports to shareholders. The Annual Report includes a discussion of market conditions and investment strategies that significantly affected the Funds performance during its last fiscal year.
----------------------------------------------------------------------------------------------------------------------

How to Get More Information

----------------------------------------------------------------------------------------------------------------------
You can request the Statement of Additional Information, the Annual and Semi-Annual Reports, the notice explaining the Funds privacy policy and other information about the Fund or instructions on how to contact the sponsor of your insurance product:
By Telephone
Call OppenheimerFunds Services toll-free:
1.800.981.2871
By Mail
Write to:
OppenheimerFunds Services
P.O. Box 5270
Denver, Colorado 80217-5270
Information about the Fund, including the Statement of Additional Information, can be reviewed and copies at the
SECs Public Reference Room in Washington, D.C.  Information on the operation  of the Public Reference Library may be obtained by calling the SEC at 202.942.8090. Reports and other information about the Fund are available on the EDGAR database on the SECs Internet website at www.sec.gov. Copies may be obtained after payment of a duplicating fee by electronic request at the SECs e-mail address: publicinfo@sec.gov or by writing to the SECs Public Reference
Section, Washington, D.C. 20549-0102.

No one has been authorized to provide any information about the Fund or to make any representations about the Fund other than what is contained in this Prospectus. This Prospectus is not an offer to sell shares of the Fund, nor a solicitation of an offer to buy shares of the Fund, to any person in any state or other jurisdiction where it is unlawful to make such an offer.

The Funds SEC File No.: 811-4108
PR0297.001.0502
                                                        (OppenheimerFunds logo)

Appendix to Prospectus of
Oppenheimer Main Street  Small Cap Fund/VA
(a series of Oppenheimer Variable Account Funds)

         Graphic material included in the Prospectus of Oppenheimer Main Street Small Cap Fund/VA (the "Fund") under the heading "Annual Total Return (as of 12/31 each year)":

     A bar chart will be included in the Prospectus of the Fund depicting the annual total returns of a hypothetical
$10,000 investment in shares of the Fund for the most recent calendar years, without deducting separate account expenses.  Set forth below are the relevant data that will appear on the bar chart:

Calendar
Year
Ended                                                Annual Total Return

12/31/99                                               46.56%
12/31/00                                               -18.34%
12/31/01                                               -0.36%

Oppenheimer
Global Securities Fund/VA
A series of Oppenheimer Variable Account Funds

                                                             Oppenheimer Global Securities Fund/VA is a mutual fund
Prospectus dated May 1, 2002                                 that seeks long-term capital appreciation by investing
                                                             a substantial portion of assets in securities of
                                                             foreign issuers, "growth-type" companies, cyclical
                                                             industries and special situations that are considered
                                                             to have appreciation possibilities.  It invests mainly
                                                             in common stocks of U.S. and foreign issuers.
                                                                   Shares of the Fund are sold only as the
                                                             underlying investment for variable life insurance
                                                             policies, variable annuity contracts and other
                                                             insurance company separate accounts. A prospectus for
                                                             the insurance product you have selected accompanies
                                                             this Prospectus and explains how to select shares of
                                                             the Fund as an investment under that insurance product,
                                                             and whether you are only eligible to purchase Service
                                                             shares of the Fund.
                                                                   This Prospectus contains important information
                                                             about the Funds objective, its investment policies,
                                                             strategies and risks.  Please read this Prospectus (and
                                                             your insurance product prospectus) carefully before you
                                                             invest and keep them for future reference about your
                                                             account.

As with all mutual funds, the Securities
and Exchange Commission has not approved or disapproved
the Funds securities nor has it determined that
this Prospectus is accurate or complete.
It is a criminal offense to represent otherwise.
                                                                (OppenheimerFunds logo)

Contents

                  About the Fund
-----------------------------------------------------------

                  The  Funds   Objective  and   Investment
Strategies

                  Main Risks of Investing in the Fund

                  The Funds Past Performance

                  About the Funds Investments

                  How the Fund is Managed

                  Investing in the Fund
-----------------------------------------------------------

                  How to Buy and Sell Shares

                  Dividends, Capital Gains and Taxes

                  Financial Highlights

About the Fund

The Funds Objective and Investment Strategies

-----------------------------------------------------------

What Is the Funds Investment Objective? The Fund seeks
long-term capital appreciation by investing a substantial
portion of assets in securities of foreign issuers,
"growth-type" companies, cyclical industries and special
situations that are considered to have appreciation
possibilities.
-----------------------------------------------------------

What Does the Fund Mainly Invest In?  The Fund invests
mainly in common stocks, and can also buy other equity
securities, including preferred stocks and securities
convertible into common stock. The Fund buys securities of
issuers in the U.S. and foreign countries.  The Fund can
invest without limit in foreign securities and can invest
in any country, including countries with developed or
emerging markets.  However, the Fund's investment Manager,
OppenheimerFunds, Inc., currently emphasizes investments
in developed markets.

         The Fund has no requirements to allocate its
investments in any set percentages in any particular
countries, but normally will invest in at least three
countries (one of which may be the United States).
Typically the Fund invests in a number of different
countries.

         The Fund can invest in securities of issuers in
any market capitalization range. The Fund can also use
hedging instruments and certain derivative investments to
try to manage investment risks. These investments are more
fully explained in About the Funds Investments, below.

         |X|  How Does the Portfolio Manager Decide What
Securities to Buy or Sell? In selecting securities for the
Fund, the Funds portfolio manager looks primarily for
foreign and U.S. companies with high growth potential,
using fundamental analysis of a companys financial
statements and management structure, and analysis of the
companys operations and product development, as well as
the industry of which the issuer is part.

         The portfolio manager considers overall and
relative economic conditions in U.S. and foreign markets,
and seeks broad diversification in different countries to
help moderate the special risks of foreign investing. The
portfolio manager currently focuses on the factors below
(which may vary in particular cases and may change over
time), looking for:
         companies of small-, medium- and
              large-capitalization ranges worldwide,
         stocks to provide growth opportunities, and
         companies with strong competitive positions and
              high demand for their products or services.

         In applying these and other selection criteria,
the portfolio manager considers the effect of worldwide
trends on the growth of various business sectors. The
trends, or global themes, currently employed include
technological change, demographic/geopolitical change, and
changing resource needs. The Fund does not invest a fixed
or specific amount of its assets in any one sector, and
these themes and this strategy may change over time.

Who Is the Fund Designed For? The Funds shares are
available only as an investment option under certain
variable annuity contracts, variable life insurance
policies and investment plans offered through insurance
company separate accounts of participating insurance
companies, for investors seeking capital growth in their
investment over the long term, from a fund that normally
has substantial investments in foreign securities.  Those
investors should be willing to assume the risks of
short-term share price fluctuations that are typical for a
fund focusing on stock investments and investments in
foreign securities.  Since the Fund does not invest with
the goal of seeking income, and its current income will
likely be small, it is not designed for investors needing
an assured level of current income. The Fund is not a
complete investment program.

Main Risks of Investing in the Fund

All investments carry risks to some degree.  The Fund's
investments are subject to changes in their value from a
number of factors described below. There is also the risk
that poor security selection by the Funds investment
manager, OppenheimerFunds, Inc., will cause the Fund to
underperform other funds having similar objectives.

         However, changes in the overall market prices of
securities and the income they pay can occur at any time.
The share prices of the Fund will change daily based on
changes in market prices of securities and market
conditions and in response to other economic events.

         |X|  Risks of Investing in Stocks.  Stocks
fluctuate in price, and their short-term volatility at
times may be great. Because the Fund currently focuses its
investments primarily on common stocks for capital
appreciation, the value of the Funds portfolio will be
affected by changes in the stock markets. Market risk will
affect the Funds net asset values per share, which will
fluctuate as the values of the Funds portfolio securities
change.  A variety of factors can affect the price of a
particular stock, and the prices of individual stocks do
not all move in the same direction uniformly or at the
same time. Different stock markets may behave differently
from each other.

         Additionally, stocks of issuers in a particular
industry may be affected by changes in economic conditions
that affect that industry more than others, or by changes
in government regulations, availability of basic resources
or supplies, or other events. To the extent that the Fund
has greater emphasis on investments in a particular
industry using its global themes strategy, its share
values may fluctuate in response to events affecting that
industry.

         Other factors can affect a particular stocks
price, such as poor earnings reports by the issuer, loss
of major customers, major litigation against the issuer,
or changes in government regulations affecting the issuer.
The Fund can invest in securities of large companies and
also small and medium-size companies, which may have more
volatile stock prices than large companies.

         |X|  Risks of Foreign Investing.  The Fund
expects to invest substantial amounts of its assets in
foreign securities. While foreign securities offer special
investment opportunities, there are also special risks.

         The change in value of a foreign currency against
the U.S. dollar will result in a change in the U.S. dollar
value of securities denominated in that foreign currency.
Foreign issuers are not subject to the same accounting and
disclosure requirements that U.S. companies are subject
to. The value of foreign investments may be affected by
exchange control regulations, expropriation or
nationalization of a company's assets, foreign taxes,
delays in settlement of transactions, changes in
governmental economic or monetary policy in the U.S. or
abroad, or other political and economic factors.

         |X| There are Special Risks in Using Derivative
Investments. The Fund can use derivatives to seek
increased returns or to try to hedge investment risks.  In
general terms, a derivative investment is one whose value
depends on (or is derived from) the value of an underlying
asset, interest rate or index.  Options, futures, and
forward contracts are examples of derivatives.

         If the issuer of the derivative does not pay the
amount due, the Fund can lose money on the investment.
Also, the underlying security or investment on which the
derivative is based, and the derivative itself, might not
perform the way the Manager expected it to perform. If
that happens, the Funds share prices could decline or the
Fund could get less income than expected. The Fund has
limits on the amount of particular types of derivatives it
can hold. However, using derivatives can cause the Fund to
lose money on its investment and/or increase the
volatility of its share prices.

How Risky is the Fund Overall?  The risks described above
collectively form the overall risk profile of the Fund,
and can affect the value of the Fund's investments, its
investment performance and its prices per share.
Particular investments and investment strategies also have
risks.  These risks mean that you can lose money by
investing in the Fund.  When you redeem your shares, they
may be worth more or less than what you paid for them.
There is no assurance that the Fund will achieve its
investment objective.

         In the short term, domestic and foreign stock
markets can be volatile, and the prices of the Funds
shares can go up and down substantially. The Fund does not
invest in debt securities to try to reduce the volatility
of its share prices. The Fund generally may be less
volatile than funds focusing on investments in emerging
markets or small-cap stocks, but the Fund has greater
risks than funds that focus solely on large-cap domestic
stocks or stocks and bonds.

An investment in the Fund is not a deposit of any bank and
is not insured or guaranteed by the Federal Deposit
Insurance Corporation or any other government agency.

The Funds Past Performance

         The bar chart and table below show one measure of
the risks of investing in the Fund, by showing changes in
the Funds performance from year to year for the last 10
years and by showing how the average annual total returns
for 1, 5 and 10 years or life of class of the Fund's
shares compared to those of a broad-based market index.
The Fund's past investment performance is not necessarily an indication of how the Fund will perform in the future.

Annual Total Returns (as of 12/31 each year)

[See appendix to prospectus for data in bar chart showing
annual total returns]

For the period from 1/1/02 through 3/31/02, the Fund's
cumulative return (not annualized) was 1.93%.  Charges
imposed by the separate accounts that invest in the Fund
are not included in the calculations of return in this bar
chart, and if those charges were included, the returns
would be less than those shown.  During the period shown
in the bar chart, the highest return (not annualized) for
a calendar quarter was 36.93% (4th Q '99) and the lowest
return (not annualized) for a calendar quarter was 17.87%
(3rd Q '01).

Average   Annual  Total   Returns  for  the  periods  ended
December 31, 2001
                                                                5 Years                 10 Years
Oppenheimer Global                       1 Year                 (or life of             (or life of class
Securities Fund/VA                                              class if less)           if less)
(inception 11/12/90)                      -12.04%                  15.40%                 13.91%

Morgan Stanley World Index                -16.52%                   5.74%                  8.52% 1

Oppenheimer Global
Securities Fund/VA                       -12.17%2                 -13.02%                   N/A
Service Share Class
(inception 7/13/00)
------------------------------- ---------------------------- ---------------------------- ----------------------------
1.       From 12/31/91
2.       Performance  for the Service  share  class would have been lower if the 0.10%  increase in the service fee for that class, effective May 1, 2002, had occurred during the period shown above.

The Fund's average annual total returns measure the performance of a hypothetical account without deducting charges imposed by the separate accounts that invest in the Fund and assume that all dividends and capital gains distributions have been reinvested in additional shares.  The performance of the Fund is compared to the Morgan
Stanley Capital International World Index, an unmanaged index of equity securities listed on stock exchanges of
20 foreign countries and the U.S.  The index performance includes the reinvestment of income but does not reflect transaction costs. The Funds investments vary from the index.

The Fund's total returns should not be expected to be the same as the returns of other Oppenheimer funds, even if both funds have the same portfolio managers and/or similar names.

About the Funds Investments

The Funds Principal Investment Policies.  The allocation of the Funds portfolio among  different types of investments will vary over time based on the Managers evaluation of economic and market trends.  The Funds portfolio might not always include all of the different types of investments described below. The Statement of
Additional Information contains more detailed information about the Funds investment policies and risks.

         The Manager tries to reduce risks by carefully researching securities before they are purchased. The
Fund attempts to reduce its exposure to market risks by diversifying its investments, that is, by not holding a substantial percentage of the stock of any one company and by not investing too great a percentage of the Funds assets in any one issuer.  Also, the Fund does not concentrate 25% or more of its total assets in any one industry.

         |X| Stock Investments.  The Fund invests in securities issued by domestic or foreign companies that the
Manager believes have appreciation potential.  The Fund invests primarily in a diversified portfolio of common stocks (and may buy other equity securities) of issuers that may be of small, medium or large size.  Equity securities include common stocks, preferred stocks and securities convertible into common stock. The Manager considers some convertible securities to be equity equivalents because of the conversion feature and in that case their rating has less impact on the Managers investment decision than in the case of other debt securities.
Nevertheless, convertible debt securities are subject to both "credit risk" (the risk that the issuer will not pay interest or repay principal in a timely manner) and "interest rate risk" (the risk that prices of the security will be affected inversely by changes in prevailing interest rates).  If the Fund buys convertible securities, it will focus primarily on investment-grade securities.

         |_| Cyclical Opportunities. The Fund may also seek to take advantage of changes in the business cycle at home and abroad by investing in companies that are sensitive to those changes if the Manager believes they have growth potential. For example, when the economy is expanding, companies in the consumer durables and technology sectors might benefit and present long-term growth opportunities. The Fund might sometimes seek to take tactical advantage of short-term market movements or events affecting particular issuers or industries.

         |_| Industry Focus. At times, the Fund may increase the relative emphasis of its investments in a particular industry. Stocks of issuers in a particular industry are subject to changes in economic conditions, government regulations, availability of basic resources or supplies, or other events that affect that industry more than others. To the extent that the Fund has greater emphasis on investments in a particular industry, its share values may fluctuate in response to events affecting that industry. To some extent that risk may be limited by the Funds policy of not concentrating 25% or more of its total assets in investments in any one industry.

         |X| Special Risks of Emerging and Developing Markets.  Securities of issuers in emerging and developing markets may offer special investment opportunities, but present risks not found in more mature markets.  Those securities may be more difficult to sell at an acceptable price and their prices may be more volatile than securities of issuers in more developed markets.  Settlements of trades may be subject to greater delays so that the Fund might not receive the proceeds of a sale of a security on a timely basis.  These investments may be very speculative.

         These countries might have less developed trading markets and exchanges.  Emerging market countries may have less developed legal and accounting systems and investments may be subject to greater risks of government restrictions on withdrawing the sale proceeds of securities from the country.  Economics of developing countries may be more dependent on relatively few industries that may be highly vulnerable to local and global changes.
Governments may be more unstable and present greater risks of nationalization or restrictions on foreign ownership of stocks of local companies.

         |X|  Special Portfolio Diversification Requirements. To enable a variable annuity or variable life insurance contract based on an insurance company separate account to qualify for favorable tax treatment under the Internal Revenue Code, the underlying investments must follow special diversification requirements that limit the percentage of assets that can be invested in securities of particular issuers. The Funds investment program is managed to meet those requirements, in addition to other diversification requirements under the Internal
Revenue Code and the Investment Company Act that apply to publicly-sold mutual funds.

         Failure by the Fund to meet those special requirements could cause earnings on a contract owners interest in an insurance company separate account to be taxable income. Those diversification requirements might also limit, to some degree, the Funds investment decisions in a way that could reduce its performance.
         |X| Can the Fund's Investment Objective and Policies Change?  The Funds Board of Trustees can change non-fundamental investment policies without shareholder approval, although significant changes will be described in amendments to this Prospectus. Fundamental policies cannot be changed without the approval of a majority of the Funds outstanding voting shares. The Funds investment objective is a fundamental policy. Investment restrictions that are fundamental policies are listed in the Statement of Additional Information. An investment policy is not fundamental unless this Prospectus or the Statement of Additional Information says that it is.

         |X| Portfolio Turnover. The Fund may engage in short-term trading to try to achieve its objective.  It might have a turnover rate in excess of 100% annually.  Portfolio turnover affects brokerage costs the Fund pays.
The Financial Highlights table at the end of this Prospectus shows the Funds portfolio turnover rates during prior fiscal years.

Other Investment Strategies.  To seek its objective, the Fund can also use the investment techniques and strategies described below. The Fund might not always use all of them.  These techniques have risks, although some of them are designed to help reduce overall investment or market risks.

         |X|  Illiquid and Restricted Securities. Investments may be illiquid because they do not have an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price. A restricted security is one that has a contractual restriction on its resale or which cannot be sold publicly until it is registered under the Securities Act of 1933. The Fund will not invest more than 15% of its net assets in illiquid or restricted securities.  Certain restricted securities that are eligible for resale to qualified institutional purchasers may not be subject to that limit. The Manager monitors holdings of illiquid securities on an ongoing basis to determine whether to sell any holdings to maintain adequate liquidity.

         |X|  Derivative Investments. The Fund can invest in a number of different kinds of "derivative"
investments.  In the broadest sense, exchange-traded options, futures contracts, and other hedging instruments the Fund might use may be considered "derivative investments."  In addition to using hedging instruments, the
Fund can use other derivative investments because they offer the potential for increased income and principal value.

         Markets, underlying securities and indices might move in a direction not anticipated by the Manager.
Interest rate and stock market changes in the U.S. and abroad may also influence the performance of derivatives.
As a result of these risks the Fund could realize less principal or income from the investment than expected.
Certain derivative investments held by the Fund may be illiquid.

         |X|  Hedging.  The Fund can buy and sell forward contracts, futures contracts, and put and call options, including options on futures and broadly-based securities indices.  These are all referred to as hedging instruments.  The Fund is not required to hedge to seek its objective. The Fund has limits on its use of hedging instruments and does not use them for speculative purposes.

         The Fund could buy and sell options, futures and forward contracts for a number of purposes. It might do so to try to manage its exposure to the possibility that the prices of its portfolio securities may decline, or to establish a position in the securities market as a temporary substitute for purchasing individual securities.
It might do so to try to manage its exposure to changing interest rates. Forward contracts can be used to try to manage foreign currency risks on the Fund's foreign investments.

         Options trading involves the payment of premiums and has special tax effects on the Fund. There are also special risks in particular hedging strategies. For example, if a covered call written by the Fund is exercised on an investment that has increased in value, the Fund will be required to sell the investment at the call price and will not be able to realize any profit if the investment has increased in value above the call price.  In writing a put, there is a risk that the Fund may be required to buy the underlying security at a disadvantageous price.

         If the Manager used a hedging instrument at the wrong time or judged market conditions incorrectly, the strategy could reduce the Funds return. The Fund could also experience losses if the prices of its futures and options positions were not correlated with its other investments or if it could not close out a position because of an illiquid market.

         |X| Repurchase Agreements.  The Fund can enter into repurchase agreements.  In a repurchase transaction, the Fund buys a security and simultaneously sells it to the vendor for delivery at a future date.  Repurchase agreements must be fully collateralized.  However, if the vendor fails to pay the resale price on the delivery date, the Fund could incur costs in disposing of the collateral and might experience losses if there is any delay in its ability to do so.  There is no limit on the amount of the Fund's net assets that may be subject to repurchase agreements of seven days or less.

|X|      Temporary Defensive and Interim Investments. For cash management purposes, the Fund can hold cash equivalents such as commercial paper, repurchase agreements, Treasury bills and other short-term U.S. government securities. In times of adverse or unstable market or economic conditions, the Fund can invest up to 100% of its assets in temporary defensive investments that are inconsistent with the Funds principle investment strategies.
These would ordinarily be U. S. government securities, highly-rated commercial paper, bank deposits or repurchase agreements. To the extent the Fund invests defensively in these securities, it might not achieve its investment objective.

How the Fund Is Managed

The Manager. The Manager chooses the Fund's investments and handles its day-to-day business. The Manager carries out its duties, subject to the policies established by the Funds Board of Trustees, under an investment advisory agreement that states the Manager's responsibilities.  The agreement sets the fees the Fund pays to the Manager and describes the expenses that the Fund is responsible to pay to conduct its business.

         The Manager has been an investment advisor since January, 1960.  The Manager and its subsidiaries and affiliates managed $130 billion in assets as of March 31, 2002, including other Oppenheimer funds, with more than
6.3 million shareholder accounts.  The Manager is located at 498 Seventh Avenue, New York, New York 10018.

         |X|  Portfolio Manager.  The portfolio manager of the Fund is William L. Wilby. He is a Vice President
of the Fund and a Senior Vice President of the Manager (since July 1994). He has been the person principally responsible for the day-to-day management of the Funds portfolio since December 1995. Mr. Wilby also serves as a
Senior Vice President of HarbourView Asset Management Corporation (since May 1999); a Senior Investment Officer,
Director of International Equities (since May 2000) of the Manager; and an officer and portfolio manager for other Oppenheimer funds. He was formerly Vice President of the Manager (October 1991 - July 1994) and of
HarbourView Asset Management Corporation (June 1992 - May 1999).

         |X|  Advisory Fees.  Under the investment advisory agreement, the Fund pays the Manager an advisory fee at an annual rate that declines on additional assets as the Fund grows: 0.75% of the first $200 million of average annual net assets, 0.72% of the next $200 million, 0.69% of the next $200 million, 0.66% of the next $200 million, and 0.60% of average annual net assets over $800 million. The Fund's management fee for its last fiscal year ended December 31, 2001, was 0.64% of the Funds average annual net assets for each class of shares.

         |X|  Possible Conflicts of Interest. The Fund offers its shares to separate accounts of different insurance companies that are not affiliated with each other, as an investment for their variable annuity, variable life and other investment product contracts. While the Fund does not foresee any disadvantages to contract owners from these arrangements, it is possible that the interests of owners of different contracts participating in the Fund through different separate accounts might conflict. For example, a conflict could arise because of differences in tax treatment.

         The Funds Board of Trustees has procedures to monitor the portfolio for possible conflicts to determine what action should be taken. If a conflict occurs, the Board might require one or more participating insurance company separate accounts to withdraw their investments in the Fund. That could force the Fund to sell securities at disadvantageous prices, and orderly portfolio management could be disrupted. Also, the Board might refuse to sell shares of the Fund to a particular separate account, or could terminate the offering of the Funds shares if required to do so by law or if it would be in the best interest of the shareholders of the Fund to do so.

Investing in the Fund

How to Buy and Sell Shares

How Are Shares Purchased? Shares of the Fund may be purchased only by separate investment accounts of participating insurance companies as an underlying investment for variable life insurance policies, variable annuity contracts or other investment products.  Individual investors cannot buy shares of the Fund directly.
Please refer to the accompanying prospectus of the participating insurance company for information on how to select the Fund as an investment option for that variable life insurance policy, variable annuity or other investment product. That prospectus will indicate whether you are only eligible to purchase Service shares of the
Fund. The Fund reserves the right to refuse any purchase order when the Manager believes it would be in the
Funds best interest to do so.

         |X| Market  Timers.  The Fund has instructed its  participating  insurance  companies that it may restrict or refuse  investments  by their  separate  accounts from market  timers.  Market  timers  include  persons whose separate  account  transactions  have,  or have  attempted  (i) an exchange  out of the Fund within two weeks of an earlier  exchange  request,  (ii)  exchanges  out of the Fund more than  twice in any  calendar  quarter,  (iii) an exchange of Fund  shares  equal to at least $5  million,  or more than 1% of the Funds net  assets,  or (iv) other transactions  in Fund shares that  demonstrated  a timing  pattern.  Separate  accounts  under common  ownership or control are combined for these limits.  There can be no assurance that all such participating  insurance  companies will be successful in controlling investments in their respective separate accounts by market timers.

-------------------------------------------------------------------------------------------------------------------
Information about your investment in the Fund through your variable annuity contract, variable life insurance policy or other plan can be obtained only from your participating insurance company or its servicing agent. The
Funds Transfer Agent does not hold or have access to those records. Instructions for buying or selling shares of the Fund should be given to your insurance company or its servicing agent, not directly to the Fund or its
Transfer Agent.
-------------------------------------------------------------------------------------------------------------------

         |X| At What Price Are Shares Sold? Shares are sold at their offering price, which is the net asset value per share. The Fund does not impose any sales charge on purchases of its shares. If there are any charges imposed under the variable annuity, variable life or other contract through which Fund shares are purchased, they are described in the accompanying prospectus of the participating insurance company.

         The net asset value per share is determined as of the close of The New York Stock Exchange on each day that the exchange is open for trading (referred to in this Prospectus as a regular business day). The Exchange normally closes at 4:00 P.M., New York time, but may close earlier on some days. All references to time in this
Prospectus mean New York time.

         The net asset value per share is determined by dividing the value of the Funds net assets attributable to a class by the number of shares of that class that are outstanding. To determine net asset value, the Funds
Board of Trustees has established procedures to value the Funds securities, in general, based on market value.
The Board has adopted special procedures for valuing illiquid and restricted securities and obligations for which market values cannot be readily obtained. Because some foreign securities trade in markets and on exchanges that operate on weekends and U.S. holidays, the values of some of the Funds foreign investments may change on days when investors cannot buy or redeem Fund shares.

         If, after the close of the principal market on which a security held by the Fund is traded, and before the time the Funds securities are priced that day, an event occurs that the Manager deems likely to cause a material change in the value of such security, the Funds Board of Trustees has authorized the Manager, subject to the Boards review, to ascertain a fair value for such security.

         The offering price that applies to an order from a participating insurance company is based on the next calculation of the net asset value per share that is made after the insurance company (as the Funds designated agent to receive purchase orders) receives a purchase order from its contract or policy owners to purchase Fund shares on a regular business day, provided that the Fund receives the order from the insurance company, generally by 9:30 A.M. on the next regular business day at the offices of its Transfer Agent in Colorado.

       |X| Classes of Shares. The Fund offers two different classes of shares. The class of shares designated as
Service shares are subject to a distribution and service plan.  The impact of the expenses of that plan on
Service shares is described below.  The class of shares that are not subject to a plan has no class name designation. The different classes of shares represent investments in the same portfolio of securities but are expected to be subject to different expenses and will likely have different share prices.

       |X|  Distribution and Service Plan for Service shares. The Fund has adopted a Distribution and Service Plan for Service shares to pay the distributor, for distribution related services for the Funds Service shares. Under the Plan, payments are made quarterly at an annual rate of up to 0.25% of the average annual net assets of
Service shares of the Fund.  The distributor currently uses all of those fees to compensate sponsor(s) of the insurance product that offers Fund shares, for providing personal service and maintenance of accounts of their variable contract owners that hold Service shares.  The impact of the service plan is to increase operating expenses of the Service shares, which results in lower performance compared to the Funds shares that are not subject to a service fee.

How Are Shares Redeemed?  As with purchases, only the participating insurance companies that hold Fund shares in their separate accounts for the benefit of variable annuity contracts, variable life insurance policies or other investment products can place orders to redeem shares. Contract holders and policy holders should not directly contact the Fund or its transfer agent to request a redemption of Fund shares. Contract owners should refer to the withdrawal or surrender instructions in the accompanying prospectus of the participating insurance company.

         The share price that applies to a redemption order is the next net asset value per share that is determined after the participating insurance company (as the Funds designated agent) receives a redemption request on a regular business day from its contract or policy holder, provided that the Fund receives the order from the insurance company, generally by 9:30 A.M. the next regular business day at the office of its Transfer
Agent in Colorado. The Fund normally sends payment by Federal Funds wire to the insurance companys account the day after the Fund receives the order (and no later than seven days after the Funds receipt of the order). Under unusual circumstances determined by the Securities and Exchange Commission, payment may be delayed or suspended.

Dividends, Capital Gains and Taxes

Dividends.  The Fund intends to declare dividends separately for each class of shares from net investment income, if any, on an annual basis, and to pay those dividends in March. Dividends and distributions will generally be lower for Service shares, which normally have higher expenses. The Fund has no fixed dividend rate and cannot guarantee that it will pay any dividends.

         All dividends (and any capital gains distributions will be reinvested automatically in additional Fund shares at net asset value for the account of the participating insurance company (unless the insurance company elects to have dividends or distributions paid in cash).

Capital Gains.  The Fund may realize capital gains on the sale of portfolio securities.  If it does, it may make distributions out of any net short-term or long-term capital gains in March of each year. The Fund may make supplemental distributions of dividends and capital gains following the end of its fiscal year.  There can be no assurance that the Fund will pay any capital gains distributions in a particular year.
Taxes. For a discussion of the tax status of a variable annuity contract, a variable life insurance policy or other investment product of a participating insurance company, please refer to the accompanying prospectus of your participating insurance company. Because shares of the Fund may be purchased only through insurance company separate accounts for variable annuity contracts, variable life insurance policies or other investment products, dividends paid by the Fund from net investment income and distributions (if any) of net realized short-term and long-term capital gains will be taxable, if at all, to the participating insurance company.

       This information is only a summary of certain federal income tax information about an investment in Fund shares. You should consult with your tax advisor or your participating insurance company representative about the effect of an investment in the Fund under your contract or policy.

Financial Highlights

The Financial Highlights Table is presented to help you understand the Funds financial performance for its non-service shares for the past five fiscal years and since inception for its service shares. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Deloitte & Touche LLP, the Fund's independent auditors, whose report, along with the Funds financial statements, is included in the Statement of Additional Information, which is available on request.

Financial Highlights

                                                 Year Ended December 31,
Non-Service shares                               2001         2000         1999         1998         1997
=============================================================================================================

Per Share Operating Data
Net asset value, beginning of period                 $30.33       $33.41       $22.07       $21.37     $17.67
-------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                   .17          .27          .14          .24        .25
Net realized and unrealized gain (loss)               (3.85)        1.82        12.21         2.64       3.68
-------------------------------------------------------------------------------------------------------------
Total income (loss) from investment operations        (3.68)        2.09        12.35         2.88       3.93
-------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                   (.19)        (.09)        (.14)        (.46)      (.23)
Dividends in excess of net investment income             --           --         (.13)          --         --
Distributions from net realized gain                  (3.62)       (5.08)        (.74)       (1.72)        --
-------------------------------------------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                       (3.81)       (5.17)       (1.01)       (2.18)      (.23)
-------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $22.84       $30.33       $33.41       $22.07     $21.37
                                                     ======       ======       ======       ======     ======
=============================================================================================================
Total Return, at Net Asset Value(1)                  (12.04)%       5.09%       58.48%       14.11%     22.42%
=============================================================================================================
Ratios/Supplemental Data
Net assets, end of period (in thousands)         $1,905,890   $2,136,420   $1,762,366   $1,135,029   $959,110
-------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                $1,918,335   $2,116,100   $1,251,190   $1,055,123   $802,389
-------------------------------------------------------------------------------------------------------------
Ratios to average net assets:(2)
Net investment income                                  0.70%        0.83%        0.57%        1.22%      1.51%
Expenses                                               0.70%        0.68%        0.69%        0.74%(3)   0.76%(3)
-------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                  39%          50%          64%          81%        67%

1. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period.
Total returns are not annualized for periods less than one full year. Total return information does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.
2. Annualized for periods of less than one full year.
3. Expense ratio has been calculated without adjustment for the reduction to custodian expenses.

                     Oppenheimer Global Securities Fund/VA

Financial Highlights  (Continued)

                                                                               Year Ended December 31,

Service shares                                                                        2001        2000(1)
========================================================================================================
Per Share Operating Data
Net asset value, beginning of period                                                  $30.30      $32.65
--------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                                                    .21         .03
Net realized and unrealized gain (loss)                                                (3.92)      (2.38)
--------------------------------------------------------------------------------------------------------
Total income (loss) from investment operations                                         (3.71)      (2.35)
--------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                                                    (.19)         --
Distributions from net realized gain                                                   (3.62)         --
--------------------------------------------------------------------------------------------------------
Total dividends and/or distributions to shareholders                                   (3.81)         --
--------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                        $22.78      $30.30
                                                                                      ======      ======
========================================================================================================
Total Return, at Net Asset Value(2)                                                   (12.17)%     (7.20)%
========================================================================================================
Ratios/Supplemental Data
Net assets, end of period (in thousands)                                             $20,467        $983
--------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                                                    $ 8,502        $325
--------------------------------------------------------------------------------------------------------
Ratios to average net assets:(3)
Net investment income                                                                   0.44%       0.60%
Expenses                                                                                0.85%       0.83%
--------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                                   39%         50%

1. For the period from July 13, 2000 (inception of offering) to December 31,
2000.
2. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Total return information does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.
3. Annualized for periods of less than one full year.

                     Oppenheimer Global Securities Fund/VA

INFORMATION AND SERVICES
For More Information on Oppenheimer Global Securities Fund/VA

The following additional information about the Fund is available without charge upon request:

Statement of Additional Information
This document includes additional information about the Funds investment policies, risks, and operations.
It is incorporated by reference into this Prospectus (which means it is legally part of this Prospectus).

Annual and Semi-Annual Reports
Additional information about the Funds investments and performance is available in the Funds Annual and
Semi-Annual Reports to shareholders. The Annual Report includes a discussion of market conditions and investment strategies that significantly affected the Funds performance during its last fiscal year.

How to Get More Information
You can request the Statement of Additional Information, the Annual and Semi-Annual Reports, the notice explaining the Funds privacy policy and other information about the Fund, or instructions on how to contact the sponsor of your insurance product:
-------------------------------------------------------------------------------------------------------------

By Telephone

-------------------------------------------------------------------------------------------------------------
Call OppenheimerFunds Services toll-free:
1.800.981.2871

By Mail
Write to:
OppenheimerFunds Services
P.O. Box 5270
Denver, Colorado 80217-5270
Information about the Fund including the Statement of Additional Information can be reviewed and copied at the SECs Public Reference Room in Washington, D.C. Information on the operation of the Public Reference
Room may be obtained by calling the SEC at 1.202.942.8090.  Reports and other information about the Fund are available on the EDGAR database on the SECs Internet website at www.sec.gov. Copies may be obtained after payment of a duplicating fee by electronic request at the SECs e-mail address: publicinfo@sec.gov or by writing to the SECs Public Reference Section, Washington, D.C. 20549-0102.

No one has been authorized to provide any information about the Fund or to make any representations about the Fund other than what is contained in this Prospectus. This Prospectus is not an offer to sell shares of the Fund, nor a solicitation of an offer to buy shares of the Fund, to any person in any state or other jurisdiction where it is unlawful to make such an offer.
The Funds SEC File No.: 811-4108
PR0485.001.0502
Printed on recycled paper.

Appendix to Prospectus of
Oppenheimer Global Securities Fund/VA
(a series of Oppenheimer Variable Account Funds)

         Graphic material included in the Prospectus of Oppenheimer Global Securities Fund/VA (the "Fund")
under the heading "Annual Total Return (as of 12/31 each year)":

     A bar chart will be included in the Prospectus of the Fund depicting the annual total returns of a hypothetical $10,000 investment in shares of the Fund for each of the ten most recent calendar years, without deducting separate account expenses.  Set forth below are the relevant data that will appear on the bar chart:

Calendar
Year
Ended                                                Annual Total Returns

12/31/92                                                      -7.11%
12/31/93                                                      70.32%
12/31/94                                                      -5.72%
12/31/95                                                       2.24%
12/31/96                                                      17.80%
12/31/97                                                      22.42%
12/31/98                                                      14.11%
12/31/99                                                      58.48%
12/31/00                                                      5.09%
12/31/01                                                     -12.04%

Oppenheimer
Multiple Strategies Fund/VA
A series of Oppenheimer Variable Account Funds

                                                             Oppenheimer Multiple Strategies Fund/VA is a mutual
Prospectus dated May 1, 2002                                 fund that seeks a total investment return, which
                                                             includes current income and capital appreciation in the
                                                             value of its shares.  The Fund allocates its
                                                             investments among common stocks, debt securities, and
                                                             "money market" instruments.
                                                                      Shares of the Fund are sold only as the
                                                             underlying investment for variable life insurance
                                                             policies, variable annuity contracts and other
                                                             insurance company separate accounts. A prospectus for
                                                             the insurance product you have selected accompanies
                                                             this Prospectus and explains how to select shares of
                                                             the Fund as an investment under that insurance product,
                                                             and whether you are only eligible to purchase Service
                                                             shares of the Fund.
                                                                      This Prospectus contains important information
                                                             about the Funds objective, its investment policies,
                                                             strategies and risks.  Please read this Prospectus (and
                                                             your insurance product prospectus) carefully before you
                                                             invest and keep them for future reference about your
                                                             account.

As with all mutual funds, the Securities
and Exchange Commission has not approved or disapproved
the Funds securities nor has it determined that
this Prospectus is accurate or complete.
It is a criminal offense to represent otherwise.
                                                                (OppenheimerFunds logo)

Contents

                  About the Fund
-------------------------------------------------------------------------------------------------------------------

                  The Funds Objective and Investment Strategies

                  Main Risks of Investing in the Fund

                  The Funds Past Performance

                  About the Funds Investments

                  How the Fund is Managed

                  Investing in the Fund
-------------------------------------------------------------------------------------------------------------------

                  How to Buy and Sell Shares

                  Dividends, Capital Gains and Taxes

                  Financial Highlights

About the Fund

The Funds Objective and Investment Strategies

-------------------------------------------------------------------------------------------------------------------
What Is the Funds Investment Objective? The Fund seeks a high total investment return, which includes current income and capital appreciation in the value of its shares.
-------------------------------------------------------------------------------------------------------------------

What Does the Fund Mainly Invest In?  The Funds investment Manager, OppenheimerFunds, Inc., uses a variety of different types of securities and investment strategies to seek the Funds objective:
         equity securities, such as common stocks, preferred stocks and securities convertible into common stock, of issuers in the U.S. and foreign countries,
         debt securities, such as bonds and notes issued by domestic and foreign companies (which can include lower-grade, high-yield securities), securities issued or guaranteed by the U.S. government and its agencies and instrumentalities including mortgage-related securities (these are referred to as U.S.
           government securities), and debt obligations of foreign governments, and money market instruments, which are debt obligations that have a maturity of 13 months or less, including short-term U.S. government securities, corporate and bank debt obligations and commercialo paper.

         These investments are more fully explained in About the Funds Investments, below.

         |X| How Do the Portfolio Managers Decide What Securities to Buy or Sell? In selecting securities for the
Fund, the Funds portfolio managers use different investment styles to carry out an asset allocation strategy that seeks broad diversification across asset classes. They normally maintain a balanced mix of equity securities and debt securities (including money market instruments), although the Fund is not required to weight the portfolio holdings in a fixed proportion.  Therefore, the portfolio's mix of equity securities, debt securities and money market instruments will change over time.

         The debt securities in the portfolio normally include a mix of U.S. government securities, high-yield corporate bonds and foreign government bonds to seek current income. The relative amounts of those types of debt securities in the portfolio will change over time, because those sectors of the bond markets generally react differently to changing economic environments.

         The portfolio managers employ both growth and value styles in selecting equity securities.  They use fundamental analysis of a companys financial statements and management structure, analysis of the companys operations and product development, as well as the industry of which the issuer is part. Value investing seeks issuers that are temporarily out of favor or undervalued in the market by various measures, such as the stocks price/earnings ratio. Growth investing seeks issuers that the Manager believes have possibilities for increases in their stock prices because of strong earnings growth compared to the market, the development of new products or services or other favorable economic factors.

Who Is the Fund Designed For?  The Funds shares are available only as an investment option under certain variable annuity contracts, variable life insurance policies and investment plans offered through insurance company separate accounts of participating insurance companies, for investors seeking high total return from their investment over the long term, from a fund employing a variety of investments and investment styles in a diversified portfolio. Those investors should be willing to assume the risks of short-term share price fluctuations that are typical for a fund with significant investments in stocks and foreign securities. Since the
Funds income level will fluctuate, it is not designed for investors needing an assured level of current income, and the Fund is not a complete investment program.

Main Risks of Investing in the Fund

         All investments carry risks to some degree.  The Fund's investments are subject to changes in their value from a number of factors, described below. There is also the risk that the value of your investment could be eroded over time by the effects of inflation and that poor security selection by the Funds investment manager, OppenheimerFunds, Inc., will cause the Fund to underperform other funds having similar objectives.

         However, changes in the overall market prices of securities and the income they pay can occur at any time. The share price of the Fund will change daily based on changes in market prices of securities and market conditions and in response to other economic events.

         |X| Risks of Investing in Stocks. Stocks fluctuate in price, and their short-term volatility at times can be great. The value of the Funds portfolio therefore will be affected by changes in the stock markets.
Market risk will affect the Funds net asset value per share, which will fluctuate as the values of the Funds portfolio securities change.  A variety of factors can affect the price of a particular stock, and the prices of individual stocks do not all move in the same direction uniformly or at the same time. Different stock markets may behave differently from each other.

         Additionally, stocks of issuers in a particular industry may be affected by changes in economic conditions that affect that industry more than others, or by changes in government regulations, availability of basic resources or supplies, or other events. Other factors can affect a particular stocks price, such as poor earnings reports by the issuer, loss of major customers, major litigation against the issuer, or changes in government regulations affecting the issuer. The Fund can invest in securities of large companies and also small and medium-size companies, which may have more volatile stock prices than large companies.

         |X| Risks of Foreign Investing.  The Fund can buy securities issued by companies or governments in any country, including developed and underdeveloped countries.  Although there are no limits on the amounts it can invest in foreign securities, normally the Fund does not expect to invest more than 35% of its total assets in foreign securities.

         While foreign securities offer special investment opportunities, there are also special risks that can reduce the Fund's share price and returns. The change in value of a foreign currency against the U.S. dollar will result in a change in the U.S. dollar value of securities denominated in that foreign currency.  Foreign issuers are not subject to the same accounting and disclosure requirements that U.S. companies are subject to. The value of foreign investments may be affected by exchange control regulations, currency devaluation, expropriation or nationalization of a company's assets, foreign taxes, delays in settlement of transactions, changes in governmental economic or monetary policy in the U.S. or abroad, or other political and economic factors. Foreign government debt securities may not be backed by the full faith and credit of the issuing government.

         |_| Special Risks of Emerging and Developing Markets. Securities of issuers in emerging and developing markets may offer special investment opportunities, but present risks not found in more mature markets. Those securities may be more difficult to sell at an acceptable price and their prices may be more volatile than securities of issuers in more developed markets. Settlements of trades may be subject to greater delays so that the Fund might not receive the proceeds of a sale of a security on a timely basis. These investments may be very speculative.

         These countries might have less developed trading markets and exchanges. Emerging market countries may have less developed legal and accounting systems and investments may be subject to greater risks of government restrictions on withdrawing the sales proceeds of securities from the country. Economies of developing countries may be more dependent on relatively few industries that may be highly vulnerable to local and global changes.
Governments may be more unstable and present greater risks of nationalization or restrictions on foreign ownership of stocks of local companies.

         |X| Credit Risk. Debt securities are subject to credit risk.  Credit risk relates to the ability of the issuer of a security to make interest and principal payments on the security as they become due. If the issuer fails to pay interest, the Funds income might be reduced and if the issuer fails to repay principal, the value of that security and of the Funds shares might be reduced. While the Funds investments in U.S. government securities are subject to little credit risk, the Funds other investments in debt securities, particularly high-yield lower-grade debt securities, are subject to risks of default.

         |_| Special Risks of Lower-Grade Securities.  Because the Fund can invest in securities below investment-grade to seek high income, the Funds credit risks are greater than those of funds that buy only investment-grade bonds. Lower-grade debt securities (commonly called junk bonds) may be subject to greater market fluctuations and greater risks of loss of income and principal than investment-grade debt securities.
Securities that are (or that have fallen) below investment grade are exposed to a greater risk that the issuers of those securities might not meet their debt obligations. These risks can reduce the Funds share price and the income it earns.

         |X| Interest Rate Risks.  The values of debt securities, including U.S. government securities prior to maturity, are subject to change when prevailing interest rates change.  When interest rates fall, the values of already-issued debt securities generally rise. When interest rates rise, the values of already-issued debt securities generally fall and they may sell at a discount from their face amount.  The magnitude of these fluctuations will often be greater for longer-term debt securities than shorter-term debt securities.  The Funds share price can go up or down when interest rates change because of the effect of the changes on the value of the
Funds investments in debt securities.

         |X| Prepayment Risk.  Prepayment risk occurs when the mortgages underlying a mortgage-related security are prepaid at a rate faster than anticipated (usually when interest rates fall) and the issuer of a security can prepay the principal prior to the securitys maturity. Mortgage-related securities that are subject to prepayment risk, including the CMOs and other mortgage-related securities that the Fund buys, generally offer less potential for gains when prevailing interest rates decline, and have greater potential for loss than other debt securities when interest rates rise.

         The impact of prepayments on the price of a security may be difficult to predict and may increase the volatility of the price. The Fund might have to reinvest the proceeds of prepaid securities in new securities offering lower yields.  Additionally, the Fund can buy mortgage-related securities at a premium. Accelerated prepayments on those securities could cause the Fund to lose the portion of its principal investment represented by the premium the Fund paid.

         If interest rates rise rapidly, prepayments might occur at slower rates than expected, which could have the effect of lengthening the expected maturity of a short or medium-term security. That could cause its value to fluctuate more widely in response to changes in interest rates. In turn, this could cause the value of the Funds shares to fluctuate more.

         |X| There Are Special Risks in Using Derivative Investments. The Fund can use derivatives to seek increased returns or to try to hedge investment risks. In general terms, a derivative investment is an investment contract whose value depends on (or is derived from) the value of an underlying asset, interest rate or index.
Options, futures, CMOs, and structured notes are examples of derivatives the Fund can use.

         If the issuer of the derivative does not pay the amount due, the Fund can lose money on the investment.
Also, the underlying security or investment on which the derivative is based, and the derivative itself, might not perform the way the Manager expected it to perform. If that happens, the Funds share price could decline or the Fund could get less income than expected. The Fund has limits on the amount of particular types of derivatives it can hold. However, using derivatives can cause the Fund to lose money on its investment and/or increase the volatility of its share price.

How Risky is the Fund Overall?  The risks described above collectively form the overall risk profile of the Fund, and can affect the value of the Fund's investments, its investment performance and its price per share.
Particular investments and investment strategies also have risks.  These risks mean that you can lose money by investing in the Fund.  When you redeem your shares, they may be worth more or less than what you paid for them.
There is no assurance that the Fund will achieve its investment objective.

         In the short term, domestic and foreign stock markets can be volatile, and the price of the Funds shares will go up and down in response to those changes. The Funds income-oriented investments may help cushion the Funds total return from changes in stock prices, but debt securities are subject to credit and interest rate risks. The Fund may be less volatile than funds that focus only on stock investments, but has more risks than funds that focus solely on investment grade bonds.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit
Insurance Corporation or any other government agency.

The Funds Past Performance

         The bar chart and table below show one measure of the risks of investing in the Fund, by showing changes in the Funds performance from year to year for the last 10 years and by showing how the average annual total returns for 1, 5 and 10 years or life of class of the Funds shares compare to those of broad-based market indices. Performance is not shown for the Funds service shares, which were not offered as of March 31, 2002.
Because Service shares are subject to a service fee, the performance is expected to be lower for any given period. The Funds past investment performance is not necessarily an indication of how the Fund will perform in the future.

Annual Total Returns (as of 12/31 each year)

[See appendix to prospectus for data in bar chart showing annual total returns]

For the period from 1/1/02 through 3/31/02, the Fund's cumulative return (not annualized) was 0.36%.  Charges imposed by the separate accounts that invest in the Fund are not included in the calculations of return in this bar chart, and if those charges were included, the returns would be less than those shown.
During the period shown in the bar chart, the highest return (not annualized) for a calendar quarter was 11.22%
(4th Q '98) and the lowest return (not annualized) for a calendar quarter was 10.96% (3rd Q '01).

------------------------------- ---------------------------- ---------------------------- ----------------------------
Average  Annual Total  Returns
for    the    periods    ended
December 31, 2001                          1 Year                      5 Years                     10 Years

------------------------------- ---------------------------- ---------------------------- ----------------------------
------------------------------- ---------------------------- ---------------------------- ----------------------------
Oppenheimer Multiple
Strategies Fund/VA
(inception 2/9/87)                         2.22%                        8.74%                       10.20%
------------------------------- ---------------------------- ---------------------------- ----------------------------
------------------------------- ---------------------------- ---------------------------- ----------------------------
S&P 500 Index
                                          -11.88%                      10.70%                       12.93%1
------------------------------- ---------------------------- ---------------------------- ----------------------------
------------------------------- ---------------------------- ---------------------------- ----------------------------
Lehman Bros. Aggregate Bond
Index                                      8.44%                        7.43%                       7.23%1
------------------------------- ---------------------------- ---------------------------- ----------------------------
1.       From 12/31/91.

The Fund's average annual total returns measure the performance of a hypothetical account without deducting charges imposed by the separate accounts that invest in the Fund and assume that all dividends and capital gains distributions have been reinvested in additional shares. The Funds performance is compared to the Standard &
Poor's 500 Index, an unmanaged index of U.S. equity securities that is a measure of the general domestic stock market. The Fund also compares its performance to the Lehman Brothers Aggregate Bond Index, an unmanaged index of
U.S. corporate, government and mortgage-backed securities that is a measure of the domestic bond market. The index performance includes the reinvestment of income but does not reflect transaction costs. Also, the Fund may have investments that vary from the indices.

The Fund's total returns should not be expected to be the same as the returns of other Oppenheimer funds, even if both funds have the same portfolio managers and/or similar names.

About the Funds Investments

The Funds Principal Investment Policies. The allocation of the Funds portfolio among  different types of investments will vary over time based upon the Managers evaluation of economic and market trends. At times the
Fund may focus more on investing for capital appreciation with less emphasis on income. At other times, for example when stock markets are less stable, the Fund may increase the relative emphasis of its portfolio in income-seeking investments, such as bonds and money market instruments.

         The Manager tries to reduce risks by carefully researching securities before they are purchased, and in some cases by using hedging techniques. The Fund attempts to reduce its exposure to market risks by diversifying its investments, that is, by not holding a substantial percentage of the stock of any one company and by not investing too great a percentage of the Funds assets in any one issuer. Also, the Fund does not concentrate 25%
or more of its total assets in any one industry.

         In seeking broad diversification of the Funds portfolio over asset classes, issuers and economies, the portfolio managers consider overall and relative economic conditions in U.S. and foreign markets. They seek broad diversification by investing in different countries to help moderate the special risks of investing in foreign securities and lower-grade, high-yield debt securities. The Fund's portfolio might not always include all of the different types of investments described below. The Statement of Additional Information contains more detailed information about the Funds investment policies and risks.

Stock and Other Equity Investments. The Fund can invest in equity securities of issuers that may be of small, medium or large size, to seek capital growth. Equity securities include common stocks, preferred stocks and securities convertible into common stock. Although some convertible securities are a type of debt security, the
Manager considers some of those convertible securities to be equity equivalents because of the conversion feature.  In that case, their rating has less impact on the investment decision than in the case of other debt securities. The Fund invests in securities issued by domestic or foreign companies that the Manager believes have appreciation potential or that are undervalued.

         The Funds equity investments may be exchange-traded or over-the-counter securities. Over-the-counter securities may have less liquidity than exchange-traded securities, and stocks of companies with smaller capitalization have greater risk of volatility than stocks of larger companies. The Fund limits its investments in securities of small, unseasoned issuers to not more than 5% of its net assets.

Debt Securities. The Fund can also invest in debt securities, such as U.S. government securities, foreign government securities, and foreign and domestic corporate bonds, notes and debentures, for their income possibilities.

         The debt securities the Fund buys may be rated by nationally recognized rating organizations or they may be unrated securities assigned a rating by the Manager. The Funds investments may be investment grade or below investment grade in credit quality. The Manager does not rely solely on ratings by rating organizations in selecting debt securities, but evaluates business and economic factors affecting an issuer as well.

         The Funds foreign debt investments can be denominated in U.S. dollars or in foreign currencies and can include Brady Bonds.  Those are U.S. dollar-denominated debt securities collateralized by zero-coupon U.S.
Treasury securities.  They are typically issued by governments of emerging market countries and are considered speculative securities with higher risks of default.  The Fund will buy foreign currency only in connection with the purchase and sale of foreign securities and not for speculation.

         |X| U.S. Government Securities.  The Fund can invest in securities issued or guaranteed by the U.S.
Treasury or other U.S. government agencies or federally-chartered corporate entities referred to as instrumentalities.  These are referred to as U.S. government securities in this Prospectus.  They can include collateralized mortgage obligations (CMOs) and other mortgage-related securities.  Mortgage-related securities are subject to additional risks of unanticipated changes in the rate of payment of the underlying mortgages, which can affect the income stream to the Fund from those securities as well as their values.

         |_| U.S. Treasury Obligations. These include Treasury bills (having maturities of one year or less when issued), Treasury notes (having maturities of from one to 10 years), and Treasury bonds (having maturities of more than 10 years when issued).  Treasury securities are backed by the full faith and credit of the United
States as to timely payments of interest and repayment of principal.  The Fund can buy U. S. Treasury securities that have been stripped of their interest coupons by a Federal Reserve Bank, zero-coupon U.S. Treasury securities described below, and Treasury Inflation-Protection Securities (TIPS).  Although not rated, Treasury obligations have little credit risk but prior to their maturity are subject to interest rate risk.

         |_| Obligations Issued or Guaranteed by U.S. Government Agencies or Instrumentalities.  These include direct obligations and mortgage-related securities that have different levels of credit support from the U.S.
government. Some are supported by the full faith and credit of the U.S. government, such as Government National
Mortgage Association pass-through mortgage certificates (called Ginnie Maes).  Some are supported by the right of the issuer to borrow from the U.S. Treasury under certain circumstances, such as Federal National Mortgage
Association bonds (Fannie Maes).  Others are supported only by the credit of the entity that issued them, such as Federal Home Loan Mortgage Corporation obligations (Freddie Macs).  These have relatively little credit risk.

         |_| Mortgage-Related U.S. Government Securities. The Fund can buy interests in pools of residential or commercial mortgages, in the form of collateralized mortgage obligations (CMOs) and other pass-through mortgage securities. CMOs that are U.S. government securities have collateral to secure payment of interest and principal. They may be issued in different series each having different interest rates and maturities. The collateral is either in the form of mortgage pass-through certificates issued or guaranteed by a U.S. agency or instrumentality or mortgage loans insured by a U.S. government agency.

         The prices and yields of CMOs are determined, in part, by assumptions about the cash flows from the rate of payments of the underlying mortgages. Changes in interest rates may cause the rate of expected prepayments of those mortgages to change. In general, prepayments increase when general interest rates fall and decrease when interest rates rise.

         If prepayments of mortgages underlying a CMO occur faster than expected when interest rates fall, the market value and yield of the CMO could be reduced. Additionally, the Fund may have to reinvest the prepayment proceeds in other securities paying interest at lower rates, which could reduce the Funds yield.

         When interest rates rise rapidly and if prepayments occur more slowly than expected, a short- or medium-term CMO can in effect become a long-term security, subject to greater fluctuations in value. These prepayment risks can make the prices of CMOs very volatile when interest rates change. The prices of longer-term debt securities tend to fluctuate more than those of shorter-term debt securities. That volatility will affect the Funds share price.

         |X| Private-Issuer Mortgage-Backed Securities. The Fund can invest in mortgage-backed securities issued by private issuers, which do not offer the credit backing of U.S. government securities. Primarily these would include multi-class debt or pass-through certificates secured by mortgage loans. They may be issued by banks, savings and loans, mortgage bankers and other non-governmental issuers. Private issuer mortgage-backed securities are subject to the credit risks of the issuers (as well as the interest rate risks and prepayment risks of CMOs, discussed above), although in some cases they may be supported by insurance or guarantees.

         |X| Asset-Backed Securities. The Fund can buy asset-backed securities, which are fractional interests in pools of loans collateralized by loans or other assets or receivables. They are issued by trusts and special purpose corporations that pass the income from the underlying pool to the buyer of the interest. These securities are subject to the risk of default by the issuer as well as by the borrowers of the underlying loans in the pool.

         |X| High-Yield, Lower-Grade Debt Securities. The Fund can invest without limit in lower-grade, high-yield debt securities, including bonds, debentures, notes, preferred stocks, loan participation interests, structured notes, asset-backed securities, among others, to seek current income. These securities are sometimes called junk bonds. The Fund has no requirements as to the maturity of the debt securities it can buy, or as to the market capitalization range of the issuers of those securities.

         Lower-grade debt securities are those rated below Baa by Moodys Investors Service, Inc. or lower than
BBB by Standard & Poors Rating Service or that have similar ratings by other nationally-recognized rating organizations. The Fund can invest in securities rated as low as C or D or which are in default at the time the Fund buys them. While securities rated Baa by Moodys or BBB by S&P are considered investment grade, they have some speculative characteristics.

         While investment-grade securities are subject to risks of non-payment of interest and principal, in general high-yield lower-grade bonds, whether rated or unrated, have greater risks than investment-grade securities.  There may be less of a market for them and therefore they may be harder to sell at an acceptable price.  The special risks these securities are subject to mean that the Fund may not achieve the expected income from them and that the Funds net asset value per share may be affected by declines in value of these securities.

Money Market Instruments.  The Fund can invest in money market instruments, which are debt obligations having a remaining maturity of 13 months or less.  They include short-term certificates of deposit, bankers' acceptances, commercial paper (including variable amount master demand notes), U.S. government obligations, and other debt instruments (including bonds) issued by corporations.  These securities may have variable or floating interest rates.  The Fund's investments in commercial paper in general will be limited to paper in the top two rating categories of Standard & Poor's, Moody's or other national rating organizations.

Special Portfolio Diversification Requirements. To enable a variable annuity or variable life insurance contract based on an insurance company separate account to qualify for favorable tax treatment under the Internal Revenue
Code, the underlying investments must follow special diversification requirements that limit the percentage of assets that can be invested in securities of particular issuers. The Funds investment program is managed to meet those requirements, in addition to other diversification requirements under the Internal Revenue Code and the
Investment Company Act that apply to publicly-sold mutual funds.

         Failure by the Fund to meet those special requirements could cause earnings on a contract owners interest in an insurance company separate account to be taxable income. Those diversification requirements might also limit, to some degree, the Funds investment decisions in a way that could reduce its performance.

Can the Fund's Investment Objective and Policies Change?  The Funds Board of Trustees can change non-fundamental investment policies without shareholder approval, although significant changes will be described in amendments to this Prospectus. Fundamental policies cannot be changed without the approval of a majority of the Funds outstanding voting shares. The Funds objective is a fundamental policy. Investment restrictions that are fundamental policies are listed in the Statement of Additional Information. An investment policy is not fundamental unless this Prospectus or the Statement of Additional Information says that it is.

Portfolio Turnover. The Fund can engage in short-term trading to try to achieve its objective. It might have a turnover rate in excess of 100% annually. Portfolio turnover affects brokerage costs the Fund pays. The Financial
Highlights table at the end of this Prospectus shows the Funds portfolio turnover rates during prior fiscal years.

Other Investment Strategies.  To seek its objective, the Fund can also use the investment techniques and strategies described below. The Fund might not always use all of them. These techniques have risks, although some of them are designed to help reduce overall investment or market risks.

         |X| Bank Loan Participation Agreements.  The Fund can invest in bank loan participation agreements. They provide the Fund an undivided interest in a loan made by the issuing bank in the proportion the Fund's interest bears to the total principal amount of the loan.  In evaluating the risk of these investments, the Manager looks to the creditworthiness of the borrower that is obligated to make principal and interest payments on the loan.
Not more than 5% of the Funds net assets can be invested in participation interests of any one borrower.

         |X| Repurchase Agreements.  The Fund can enter into repurchase agreements.  In a repurchase transaction, the Fund buys a security and simultaneously sells it to the vendor for delivery at a future date.  Repurchase agreements must be fully collateralized.  However, if the vendor fails to pay the resale price on the delivery date, the Fund could incur costs in disposing of the collateral and might experience losses if there is any delay in its ability to do so.  There is no limit on the amount of the Fund's net assets that may be subject to repurchase agreements of seven days or less.

         |X| Zero-Coupon and Stripped Securities.  Some of the U.S. government and private company debt securities the Fund buys are zero-coupon bonds that pay no interest.  They are issued at a substantial discount from their face value.  Stripped securities are the separate income or principal components of a debt security.  Some CMOs or other mortgage-related securities may be stripped, with each component having a different proportion of principal or interest payments. One class might receive all the interest and the other all the principal payments.

         Zero-coupon and stripped securities are subject to greater fluctuations in price from interest rate changes than conventional interest-bearing securities.  The Fund may have to pay out the imputed income on zero-coupon securities without receiving the actual cash currently. Interest-only securities are particularly sensitive to changes in interest rates.

         The values of interest-only mortgage related securities are also very sensitive to prepayments of underlying mortgages. Principal-only securities are also sensitive to changes in interest rates. When prepayments tend to fall, the timing of the cash flows to these securities increases, making them more sensitive to changes in interest rates. The market for some of these securities may be limited, making it difficult for the Fund to dispose of its holdings at an acceptable price.

         |X| Illiquid and Restricted Securities.  Investments may be illiquid because they do not have an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price. A restricted security is one that has a contractual restriction on its resale or which cannot be sold publicly until it is registered under the Securities Act of 1933. The Fund will not invest more than 15% of its net assets in illiquid or restricted securities. Certain restricted securities that are eligible for resale to qualified institutional purchasers may not be subject to that limit. The Manager monitors holdings of illiquid securities on an ongoing basis to determine whether to sell any holdings to maintain adequate liquidity.

         |X| Derivative Investments. The Fund can invest in a number of different kinds of "derivative"
investments.  In the broadest sense, exchange-traded options, futures contracts, mortgage-related securities and other hedging instruments the Fund can use may be considered "derivative investments."  In addition to using hedging instruments, the Fund may use other derivative investments because they offer the potential for increased income and principal value.
         Markets underlying securities and indices may move in a direction not anticipated by the Manager.
Interest rate and stock market changes in the U.S. and abroad may also influence the performance of derivatives.
As a result of these risks the Fund could realize less principal or income from the investment than expected.
Certain derivative investments held by the Fund may be illiquid.

         |X| Hedging.  The Fund can buy and sell futures contracts, forward contracts and put and call options, including options on futures and broadly-based securities indices.  These are all referred to as hedging instruments.  The Fund is not required to use hedging instruments to seek its objective. The Fund does not use hedging instruments for speculative purposes, and has limits on its use of them.

         The Fund could buy and sell options, futures and forward contracts for a number of purposes.  It might do so to try to manage its exposure to the possibility that the prices of its portfolio securities may decline, or to establish a position in the securities market as a temporary substitute for purchasing individual securities.  It might do so to try to manage its exposure to changing interest rates.  Forward contracts can be used to try to manage foreign currency risks on the Fund's foreign investments.

         Options trading involves the payment of premiums and there are also special risks in particular hedging strategies. For example, if a covered call written by the Fund is exercised on an investment that has increased in value, the Fund will be required to sell the investment at the call price and will not be able to realize any profit if the investment has increased in value above the call price.  In writing a put, there is a risk that the
Fund may be required to buy the underlying security at a disadvantageous price.

         If the Manager used a hedging instrument at the wrong time or judged market conditions incorrectly, the strategy could reduce the Funds return. The Fund could also experience losses if the prices of its futures and options positions were not correlated with its other investments or if it could not close out a position because of an illiquid market.

How the Fund Is Managed

The Manager.  The Manager chooses the Fund's investments and handles its day-to-day business. The Manager carries out its duties, subject to the policies established by the Funds Board of Trustees, under an investment advisory agreement that states the Manager's responsibilities.  The agreement sets the fees the Fund pays to the Manager and describes the expenses that the Fund is responsible to pay to conduct its business.

         The Manager has been an investment advisor since 1960 and currently manages investment companies including other Oppenheimer funds.  The Manager and its subsidiaries and affiliates managed $130 billion in assets as of March 31, 2002 including other Oppenheimer funds, with more than 6.3 million shareholder accounts.
The Manager is located at 498 Seventh Avenue, New York, New York 10018.

   |X|  Portfolio Managers.  The Funds management team includes five portfolio managers: Richard H. Rubinstein,
Michael Levine, Susan Switzer, George Evans and David Negri.  They are the persons principally responsible for the day-to-day management of the Funds portfolio.  Mr. Rubinstein is a Vice President of the Fund and serves as an officer and portfolio manager of other Oppenheimer funds.  He is a Senior Vice President of the Manager (since
October 1995) and has been a portfolio manager of the Fund since April 1991.  Mr. Rubinstein was formerly a Vice
President of the Manager (June 1990 - October 1995).  Mr. Levine is a Vice President of the Fund and serves as an officer and portfolio manager of other Oppenheimer funds.  He is a Vice President of the Manager (since June
1998) and has been a portfolio manager of the Fund since August 1998. He was formerly an Assistant Vice President of the Manager (April 1996 - June 1998). Mr. Evans has been a Vice President of the Manager (since October 1993)
and of  HarbourView Asset Management Corporation (since July 1994).  He serves as an officer and a portfolio manager of other Oppenheimer funds. Mr. Evans  has been a portfolio manager of the Fund since May 2001. Mr. Negri is a Senior Vice President of the Manager (since May 1998) and of HarbourView Asset Management Corporation (since
April 1999). He has been a portfolio manager of the Fund since May 2001. Ms. Switzer has been a Vice President of the Manager since December 2000; an Assistant Vice President of the Manager from December 1997 to December 2000 and a portfolio manager of the Fund since May 2001. Prior to joining the Manager, she was a portfolio manager at
Neuberger Berman from November 1994 to November 1997.

         |X|  Advisory Fees.  Under the investment advisory agreement, the Fund pays the Manager an advisory fee at an annual rate that declines on additional assets as the Fund grows: 0.75% of the first $200 million of average annual net assets, 0.72% of the next $200 million, 0.69% of the next $200 million, 0.66% of the next $200 million, and 0.60% of average annual net assets over $800 million. The Fund's management fee for its last fiscal year ended December 31, 2001, was 0.72% of the Funds average annual net assets.

         |X| Possible Conflicts of Interest. The Fund offers its shares to separate accounts of different insurance companies that are not affiliated with each other as an investment for their variable annuity, variable life and other investment product contracts. While the Fund does not foresee any disadvantages to contract owners from these arrangements, it is possible that the interests of owners of different contracts participating in the
Fund through different separate accounts might conflict. For example, a conflict could arise because of differences in tax treatment.

         The Funds Board of Trustees has procedures to monitor the portfolio for possible conflicts to determine what action should be taken. If a conflict occurs, the Board might require one or more participating insurance company separate accounts to withdraw their investments in the Fund. That could force the Fund to sell securities at disadvantageous prices, and orderly portfolio management could be disrupted. Also, the Board might refuse to sell shares of the Fund to a particular separate account, or could terminate the offering of the Funds shares if required to do so by law or if it would be in the best interests of the shareholders of the Fund to do so.

Investing in the Fund

How to Buy and Sell Shares

How Are Shares Purchased? Shares of the Fund may be purchased only by separate investment accounts of participating insurance companies as an underlying investment for variable life insurance policies, variable annuity contracts or other investment products. Individual investors cannot buy shares of the Fund directly.
Please refer to the accompanying prospectus of the participating insurance company for information on how to select the Fund as an investment option for that variable life insurance policy, variable annuity or other investment product. That Prospectus will indicate whether you are only eligible to purchase Service shares of the
Fund. The Fund reserves the right to refuse any purchase order when the Manager believes it would be in the
Funds best interests to do so.

         |X| Market Timers.  The Fund has instructed its participating insurance companies that it may restrict or refuse investments by their separate accounts from market timers.  Market timers include persons whose separate account transactions have, or have attempted (i) an exchange out of the Fund within two weeks of an earlier exchange request, (ii) exchanges out of the Fund more than twice in any calendar quarter, (iii) an exchange of Fund shares equal to at least $5 million, or more than 1% of the Funds net assets, or (iv) other transactions in Fund shares that demonstrated a timing pattern.  Separate accounts under common ownership or control are combined for these limits. There can be no assurance that all such participating insurance companies will be successful in controlling investments in their respective separate accounts by market timers.

-------------------------------------------------------------------------------------------------------------------
Information about your investment in the Fund through your variable annuity contract, variable life insurance policy or other plan can be obtained only from your participating insurance company or its servicing agent. The
Funds Transfer Agent does not hold or have access to those records. Instructions for buying or selling shares of the Fund should be given to your insurance company or its servicing agent, not directly to the Fund or its
Transfer Agent.
-------------------------------------------------------------------------------------------------------------------

         |X| At What Price Are Shares Sold? Shares are sold at their offering price, which is the net asset value per share. The Fund does not impose any sales charge on purchases of its shares. If there are any charges imposed under the variable annuity, variable life or other contract through which Fund shares are purchased, they are described in the accompanying prospectus of the participating insurance company.

         The net asset value per share is determined as of the close of The New York Stock Exchange on each day that the exchange is open for trading (referred to in this Prospectus as a regular business day). The Exchange normally closes at 4:00 P.M., New York time, but may close earlier on some days. All references to time in this
Prospectus mean New York time.

         The net asset value per share is determined by dividing the value of the Funds net assets attributable to a class by the number of shares of that class that are outstanding. To determine net asset value, the Funds
Board of Trustees has established procedures to value the Funds securities, in general, based on market value.
The Board has adopted special procedures for valuing illiquid and restricted securities and obligations for which market values cannot be readily obtained. Because some foreign securities trade in markets and on exchanges that operate on weekends and U.S. holidays, the values of some of the Funds foreign investments may change on days when investors cannot buy or redeem Fund shares.

         If, after the close of the principal market on which a security held by the Fund is traded, and before the time the Funds securities are priced that day, an event occurs that the Manager deems likely to cause a material change in the value of such security, the Funds Board of Trustees has authorized the Manager, subject to the Boards review, to ascertain a fair value for such security.

         The offering price that applies to an order from a participating insurance company is based on the next calculation of the net asset value per share that is made after the insurance company (as the Funds designated agent to receive purchase orders) receives a purchase order from its contract or policy owners to purchase Fund shares on a regular business day, provided that the Fund receives the order from the insurance company, generally by 9:30 A.M. on the next regular business day at the offices of its Transfer Agent in Colorado.

         |X| Classes of Shares.  The Fund may offer two different classes of shares. The class of shares designated as Service shares are subject to a Distribution and Service Plan. The impact of the expenses of the
Plan on Service shares is described below.  The class of shares that are not subject to a Plan has no class name designation. The different classes of shares represent investments in the same portfolio of securities but are expected to be subject to different expenses and will likely have different share prices.

Distribution and Service Plan for Service Shares. The Fund has adopted a Distribution and Service Plan for
Service shares to pay the distributor, for distribution related services for the Funds Service shares. Under the
Plan, payments are made quarterly at an annual rate of up to 0.25% of the average annual net assets of Service shares of the Fund.

         As of December 31, 2001, no Service shares of the Fund have been offered. When and if that offering commences, the Funds distributor would use all the fees described in the preceding paragraph to compensate sponsor(s) of the insurance product that offers Fund shares, for providing personal service and maintenance of accounts of their variable contract owners that hold Service shares.  The impact of the service plan would be to increase operating expenses of the Service shares, which would result in lower performance compared to the Funds shares that are not subject to a service fee.

How Are Shares Redeemed?  As with purchases, only the participating insurance companies that hold Fund shares in their separate accounts for the benefit of variable annuity contracts, variable life insurance policies or other investment products can place orders to redeem shares. Contract holders and policy holders should not directly contact the Fund or its transfer agent to request a redemption of Fund shares. Contract owners should refer to the withdrawal or surrender instructions in the accompanying prospectus of the participating insurance company.

       The share price that applies to a redemption order is the next net asset value per share that is determined after the participating insurance company (as the Funds designated agent) receives a redemption request on a regular business day from its contract or policy holder, provided that the Fund receives the order from the insurance company generally by 9:30 A.M. the next regular business day at the office of its Transfer Agent in
Colorado. The Fund normally sends payment by Federal Funds wire to the insurance companys account the day after the Fund receives the order (and no later than seven days after the Funds receipt of the order). Under unusual circumstances determined by the Securities and Exchange Commission, payment may be delayed or suspended.

Dividends, Capital Gains and Taxes

Dividends.  The Fund intends to declare dividends separately for each class of shares from net investment income on an annual basis, and to pay those dividends in March. Dividends and distributions will generally be lower for
Service shares, which normally have higher expenses. The Fund has no fixed dividend rate and cannot guarantee that it will pay any dividends.

         All dividends (and any capital gains distributions) will be reinvested automatically in additional Fund shares at net asset value for the account of the participating insurance company (unless the insurance company elects to have dividends or distributions paid in cash).

Capital Gains.  The Fund may realize capital gains on the sale of portfolio securities.  If it does, it may make distributions out of any net short-term or long-term capital gains in March of each year.  The Fund may make supplemental distributions of dividends and capital gains following the end of its fiscal year.  There can be no assurance that the Fund will pay any capital gains distributions in a particular year.

Taxes.  For a discussion of the tax status of a variable annuity contract, a variable life insurance policy or other investment product of a participating insurance company, please refer to the accompanying prospectus of your participating insurance company.  Because shares of the Fund may be purchased only through insurance company separate accounts for variable annuity contracts, variable life insurance policies or other investment products, dividends paid by the Fund from net investment income and distributions (if any) of net realized short-term and long-term capital gains will be taxable, if at all, to the participating insurance company.
         This information is only a summary of certain federal income tax information about an investment in Fund shares. You should consult with your tax advisor or your participating insurance company representative about the effect of an investment in the Fund under your contract or policy.

Financial Highlights

The Financial Highlights Table is presented to help you understand the Funds financial performance for the past five years.  Certain information reflects financial results for a single Fund share.  The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).  This information has been audited by Deloitte & Touche LLP, the Fund's independent auditors, whose report, along with the Funds financial statements, is included in the
Statement of Additional Information, which is available on request. Because Service shares of the Fund were not issued prior to December 31, 2001, no financial information is shown for Service shares in the Financial
Highlights table or in the financial statements included in the Statement of Additional Information.

Financial Highlights

                                                         Year Ended December 31,
                                                         2001         2000       1999       1998        1997
================================================================================================================

Per Share Operating Data
Net asset value, beginning of period                      $16.55        $17.46     $17.05     $17.01      $15.63
----------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                        .53(1)        .72        .82        .71         .62
Net realized and unrealized gain (loss)                     (.19)(1)       .38       1.04        .42        1.95
----------------------------------------------------------------------------------------------------------------
Total income (loss) from investment operations               .34          1.10       1.86       1.13        2.57
----------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                        (.64)         (.82)      (.59)      (.16)       (.61)
Distributions from net realized gain                        (.85)        (1.19)      (.86)      (.93)       (.58)
----------------------------------------------------------------------------------------------------------------
Total dividends and/or distributions to shareholders       (1.49)        (2.01)     (1.45)     (1.09)      (1.19)
----------------------------------------------------------------------------------------------------------------
Net asset value, end of period                            $15.40        $16.55     $17.46     $17.05      $17.01
                                                          ======        ======     ======     ======      ======
================================================================================================================
Total Return, at Net Asset Value(2)                         2.22%         6.44%     11.80%      6.66%      17.22%
================================================================================================================
Ratios/Supplemental Data
Net assets, end of period (in thousands)                $593,033      $589,298   $578,783   $622,333    $637,545
----------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                       $599,324      $566,724   $593,151   $640,131    $564,369
----------------------------------------------------------------------------------------------------------------
Ratios to average net assets:(3)
Net investment income                                       3.42%(1)      4.36%      4.46%      4.05%       3.86%
Expenses                                                    0.76%         0.76%      0.73%      0.76%(4)    0.75%(4)
----------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                       30%           42%        17%        43%         42%

1. Without the adoption of the change in amortization method as discussed in
Note 1 in the Notes to Financial Statements, these amounts would have been:
Net investment income                     $ .55
Net realized and unrealized gain (loss)   $(.21)
Net investment income ratio                3.53%
2. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods of less than one full year. Total return information does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.
3. Annualized for periods of less than one full year.
4. Expense ratio has been calculated without adjustment for the reduction to custodian expenses.

                 Oppenheimer Multiple Strategies Fund/VA

INFORMATION AND SERVICES
For More Information on Oppenheimer Multiple Strategies Fund/VA

The following additional information about the Fund is available without charge upon request:

Statement of Additional Information.

This document includes additional information about the Funds investment policies, risks, and operations. It is incorporated by reference into this Prospectus (which means it is legally part of this Prospectus).

Annual and Semi-Annual Reports.

Additional information about the Funds investments and performance is available in the Funds Annual and
Semi-Annual Reports to shareholders. The Annual Report includes a discussion of market conditions and investment strategies that significantly affected the Funds performance during its last fiscal year.

How to Get More Information

You can request the Statement of Additional Information, the Annual and Semi-Annual Reports, the notice explaining the Funds privacy policy and other information about the Fund, or instructions on how to contact the sponsor of your insurance product:
-------------------------------------------------------------------------------------------------------------

By Telephone

-------------------------------------------------------------------------------------------------------------
Call OppenheimerFunds Services toll-free:
1.800.981.2871

By Mail
Write to:
OppenheimerFunds Services
P.O. Box 5270
Denver, Colorado 80217-5270
Information about the Fund including the Statement of Additional Information can be reviewed and copied at the SECs Public Reference Room in Washington, D.C. Information on the operation of the Public Reference
Room may be obtained by calling the SEC at 1.202.942.8090.  Reports and other information about the Fund are available on the EDGAR database on the SECs Internet website at www.sec.gov. Copies may be obtained after payment of a duplicating fee by electronic request at the SECs e-mail address: publicinfo@sec.gov or by writing to the SECs Public Reference Section, Washington, D.C. 20549-0102.
No one has been authorized to provide any information about the Fund or to make any representations about the Fund other than what is contained in this Prospectus. This Prospectus is not an offer to sell shares of the Fund, nor a solicitation of an offer to buy shares of the Fund, to any person in any state or other jurisdiction where it is unlawful to make such an offer.
The Funds SEC File No.: 811-4108
PR0670.001.0502
Printed on recycled paper.

                                    Appendix to Prospectus of
                                      Oppenheimer Multiple Strategies Fund/VA
                                (a series of Oppenheimer Variable Account Funds)

         Graphic material included in the Prospectus of Oppenheimer Multiple Strategies Fund/VA (the
"Fund") under the heading "Annual Total Return (as of 12/31 each year)":

     A bar chart will be included in the Prospectus of the Fund depicting the annual total returns of a hypothetical $10,000 investment in shares of the Fund for each of the ten most recent calendar years, without deducting separate account expenses.  Set forth below are the relevant data that will appear on the bar chart:

Calendar
Year
Ended                                                Annual Total Returns

12/31/92                                                       8.99%
12/31/93                                                      15.95%
12/31/94                                                      -1.95%
12/31/95                                                      21.36%
12/31/96                                                      15.50%
12/31/97                                                      17.22%
12/31/98                                                      6.66%
12/31/99                                                     11.80%
12/31/00                                                     6.44%
12/31/01                                                     2.22%

Oppenheimer Main Street Growth & Income Fund/VA
A series of Oppenheimer Variable Account Funds

Prospectus dated May 1, 2002

                                                             Oppenheimer Main Street Growth & Income Fund/VA is a
                                                             mutual fund that seeks high total return, which
                                                             includes growth in the value of its shares as well as
                                                             current income, from equity and debt securities. The
                                                             Fund invests mainly in common stocks of U.S. companies.
                                                                         Shares of the Fund are sold only as the
                                                             underlying investment for variable life insurance
                                                             policies, variable annuity contracts and other
                                                             insurance company separate accounts.  A prospectus for
                                                             the insurance product you have selected accompanies
                                                             this Prospectus.  It explains how to select shares of
                                                             the Fund as an investment under the insurance product,
                                                             and whether you are only eligible to purchase Service
                                                             shares of the Fund.
                                                                      This Prospectus contains important information
                                                             about the Funds objective, its investment policies,
                                                             strategies and risks. Please read this Prospectus (and
                                                             your insurance product prospectus) carefully before you
                                                             invest and keep it for future reference about your
As with all mutual funds, the Securities and Exchange        account.
Commission has not approved or disapproved the Funds
securities nor has it determined that this Prospectus is
accurate or complete. It is a criminal offense to
represent otherwise.

                                                                                (OppenheimerFunds logo)

Contents

                  About the Fund
-------------------------------------------------------------------------------------------------------------------

                  The Funds Objective and Investment Strategies

                  Main Risks of Investing in the Fund

                  The Funds Past Performance

                  About the Funds Investments

                  How the Fund is Managed

                  Investing in the Fund
-------------------------------------------------------------------------------------------------------------------

                  How to Buy and Sell Shares

                  Dividends, Capital Gains and Taxes

                  Financial Highlights

About the Fund

The Funds Objective and Investment Strategies

-------------------------------------------------------------------------------------------------------------------
What Is the Funds Investment Objective? The Fund seeks high total return (which includes growth in the value of its shares as well as current income) from equity and debt securities.
-------------------------------------------------------------------------------------------------------------------

What Does the Fund Mainly Invest In? The Fund currently invests mainly in common stocks of U.S. companies of different capitalization ranges, presently focusing on large-capitalization issuers.  It also can buy debt securities, such as bonds and debentures, but does not currently emphasize these investments.

         |X| How Do the Portfolio Managers Decide What Securities to Buy or Sell?  In selecting securities for purchase or sale by the Fund, the Funds portfolio managers use an investment process that combines quantitative models, fundamental research about particular securities and individual judgment. While this process and the inter-relationship of the factors used may change over time and its implementation may vary in particular cases, in general the selection process involves the use of:

o        Multi-factor quantitative models: These include a group of top-down models that analyze data such as relative valuations, relative price trends, interest rates and the shape of the yield curve. These help direct portfolio emphasis by market capitalization (small, mid, or large), industries, and value or growth styles. A group of bottom up models helps to rank stocks in a universe typically including more than 2000 stocks, selecting stocks for relative attractiveness by analyzing fundamental stock and company characteristics.
o        Fundamental research: The portfolio managers use internal research and analysis by other market analysts, with emphasis on current company news and industry-related events.
o        Judgment: The portfolio is then continuously rebalanced by the portfolio managers, using all of the tools described above.

Who Is the Fund Designed For? The Funds shares are available only as an investment option under certain variable annuity contracts, variable life insurance policies and investment plans offered through insurance company separate accounts of participating insurance companies, for investors seeking high total return from their investment over the long term.  Those investors should be willing to assume the risks of short-term share price fluctuations that are typical for a fund with significant investments in stocks. Since the Funds income level will fluctuate, it is not designed for investors needing an assured level of current income.  The Fund is not a complete investment program.

Main Risks of Investing in the Fund

         All investments have risks to some degree.  The Fund's investments are subject to changes in their value from a number of factors described below. There is also the risk that poor security selection by the Funds investment Manager, OppenheimerFunds, Inc. will cause the Fund to underperform other funds having similar objectives.

         At times, the Fund may increase the relative emphasis of its investments in a particular industry compared to the weighting of that industry in the S&P 500 Index, which the Fund uses as a performance benchmark.
Therefore, it may be subject to the risks that economic, political or other events can have a negative effect on the values of securities of issuers in that industry (this is referred to as "industry risk"). Changes in interest rates can also affect stock and bond prices (this is known as interest rate risk).

         However, changes in the overall market prices of securities and the income they pay can occur at any time. The share prices of the Fund will change daily based on changes in market prices of securities and market conditions and in response to other economic events.

         |X| Risks of Investing in Stocks. Stocks fluctuate in price, and their short-term volatility at times may be great. Because the Fund currently emphasizes investments in common stocks, the value of the Funds portfolio will be affected by changes in the stock markets. Market risk will affect the Funds net asset values per share, which will fluctuate as the values of the Funds portfolio securities change.

         A variety of factors can affect the price of a particular stock and the prices of individual stocks do not all move in the same direction uniformly or at the same time. Different stock markets may behave differently from each other. In particular, because the Fund currently intends to focus its investments in stocks of U.S.
issuers, it will be affected primarily by changes in U.S. stock markets.

         Additionally, stocks of issuers in a particular industry may be affected by changes in economic conditions that affect that industry more than others, or by changes in government regulations, availability of basic resources or supplies, or other events. Other factors can affect a particular stocks price, such as poor earnings reports by the issuer, loss of major customers, major litigation against the issuer, or changes in government regulations affecting the issuer.

How Risky is the Fund Overall?  The risks described above collectively form the overall risk profile of the Fund, and can affect the value of the Fund's investments, its investment performance and its prices per share.
Particular investments and investment strategies also have risks.  These risks mean that you can lose money by investing in the Fund.  When you redeem your shares, they may be worth more or less than what you paid for them.
There is no assurance that the Fund will achieve its investment objective.

         In the short term, stock markets can be volatile, and the prices of the Funds shares will go up and down in response to those changes. The Funds income-oriented investments, if any, may help cushion the Funds total return from changes in stock prices, but debt securities are subject to credit and interest rate risks and are not the main focus of the Fund. The Fund may be less volatile than funds that focus only on small-cap, foreign or sector stock investments, but may be more volatile than funds that place more emphasis on debt securities, particularly on investment grade bonds.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit
Insurance Corporation or any other government agency.

The Funds Past Performance

         The bar chart and table below show one measure of the risks of investing in the Fund, by showing changes in the Funds performance from year to year for the last six calendar years since the Funds inception and by showing how the average annual total returns for 1, 5 and 10 years or life of class of the Funds shares compare to those of a broad-based market index. The Funds past investment performance is not necessarily an indication of how the Fund will perform in the future.

Annual Total Returns (as of 12/31 each year)

[See appendix to prospectus for data in bar chart showing annual total returns]

For the period from 1/1/02 through 3/31/02, the Fund's cumulative return (not annualized) was 1.87%.  Charges imposed by the separate accounts that invest in the Fund are not included in the calculations of return in this bar chart, and if those charges were included, the returns would be less than those shown.
During the period shown in the bar chart, the highest return (not annualized) for a calendar quarter was 19.28% (
4th  Q '98) and the lowest return (not annualized) for a calendar quarter was 22.38% ( 3rd Q '98).

------------------------------- ---------------------------- ---------------------------- ----------------------------
Average Annual Total Returns
for the periods ended           1 Year                       5 Years                      10 Years
December 31, 2001                                            (or life of  class if less)  (or life of  class if less)
------------------------------- ---------------------------- ---------------------------- ----------------------------
------------------------------- ---------------------------- ---------------------------- ----------------------------
Oppenheimer Main Street
Growth & Income Fund/VA
(inception 7/5/95)
                                          -10.16%                       6.71%                       13.67%
------------------------------- ---------------------------- ---------------------------- ----------------------------
------------------------------- ---------------------------- ---------------------------- ----------------------------
S&P 500 Index
                                          -11.88%                      10.70%                       13.97%1
------------------------------- ---------------------------- ---------------------------- ----------------------------
------------------------------- ---------------------------- ---------------------------- ----------------------------
Oppenheimer Main Street
Growth & Income Fund/VA
Service share class                      -10.27%2                      -14.62%                        N/A
(inception 7/13/00)
------------------------------- ---------------------------- ---------------------------- ----------------------------
1.       From 6/30/95.
2.       Performance for the Service share class would have been lower if the 0.10% increase in the service fee for that class, effective May 1, 2002, had occurred during the period shown above.

The Fund's average annual total returns measure the performance of a hypothetical account without deducting charges imposed by the separate accounts that invest in the Fund and assume that all dividends and capital gains distributions have been reinvested in additional shares. The performance of the Fund is compared to the Standard
& Poor's 500 Index, an unmanaged index of U.S. equity securities. The index performance includes the reinvestment of income but does not reflect transaction costs. Also, the Funds investments vary from the index.

The Fund's total returns should not be expected to be the same as the returns of other Oppenheimer funds, even if both funds have the same portfolio managers and/or similar names.

About the Funds Investments

The Funds Principal Investment Policies. The allocation of the Funds portfolio among different types of investments will vary over time based upon the Managers evaluation of economic and market trends. The Fund's portfolio might not always include all the different types of investments described below. The Statement of
Additional Information contains more detailed information about the Funds investment policies and risks.
         The Manager tries to reduce risks by carefully researching securities before they are purchased. The
Fund attempts to reduce its exposure to market risks by diversifying its investments, that is, by not holding a substantial percentage of stock of any one company and by not investing too great a percentage of the Funds assets in any one issuer. Also, the Fund does not concentrate 25% or more of its total assets in any one industry.

         |X| Stock Investments. The Fund currently invests mainly in common stocks. The Fund currently focuses on securities of issuers that have large capitalizations.  Historically their stock prices have tended to be less volatile than securities of smaller issuers.  However, the Fund can buy stocks of issuers in all capitalization ranges. Capitalization refers to the market value of all of the issuers outstanding common stock.

         |X|  Special Portfolio Diversification Requirements. To enable a variable annuity or variable life insurance contract based on an insurance company separate account to qualify for favorable tax treatment under the Internal Revenue Code, the underlying investments must follow special diversification requirements that limit the percentage of assets that can be invested in securities of particular issuers. The Funds investment program is managed to meet those requirements, in addition to other diversification requirements under the Internal
Revenue Code and the Investment Company Act that apply to publicly-sold mutual funds.

         Failure by the Fund to meet those special requirements could cause earnings on a contract owners interest in an insurance company separate account to be taxable income. Those diversification requirements might also limit, to some degree, the Funds investment decisions in a way that could reduce its performance.

Can the Fund's Investment Objective and Policies Change?  The Funds Board of Trustees can change non-fundamental investment policies without shareholder approval, although significant changes will be described in amendments to this Prospectus. Fundamental policies cannot be changed without the approval of a majority of the Funds outstanding voting shares. The Funds objective is a fundamental policy. Investment restrictions that are fundamental policies are listed in the Statement of Additional Information. An investment policy is not fundamental unless this Prospectus or the Statement of Additional Information says that it is.

Portfolio Turnover. The Fund can engage in short-term trading to try to achieve its objective.  Portfolio turnover affects brokerage costs the Fund pays. It might have a turnover rate in excess of 100% annually. The
Financial Highlights table at the end of this Prospectus shows the Funds portfolio turnover rates during prior fiscal years.

Other Investment Strategies.  To seek its objective, the Fund can use the investment techniques and strategies described below. The Fund might not always use all of them. These techniques have risks, although some of them are designed to help reduce overall investment or market risks.

|X|      Other Equity Securities. Equity securities include common stocks, as well as equity equivalents such as preferred stocks and securities convertible into common stock.  Preferred stock has a set dividend rate and ranks after bonds and before common stocks in its claim for dividends and on assets if the issuer is liquidated or becomes bankrupt.  The Manager considers some convertible securities to be equity equivalents because of the conversion feature and in that case their rating has less impact on the Managers investment decision than in the case of debt securities.

         |X| Debt Securities.  The Fund can also invest in debt securities, such as U.S. government securities, foreign government securities, and foreign and domestic corporate bonds, notes and debentures, for their income possibilities.  Currently the Fund does not invest a significant percentage of its assets in debt securities, although their relative emphasis in the portfolio may change if the Manager believes they offer opportunities to increase the Fund's total return.

         The debt securities the Fund buys may be rated by nationally recognized rating organizations such as
Moodys Investors Service, Inc. or Standard & Poors Rating Service or they may be unrated securities assigned a rating by the Manager. The Funds investments may be above or below investment grade in credit quality.  The
Manager does not rely solely on ratings by rating organizations in selecting debt securities but evaluates business and economic factors affecting an issuer as well.

         |_| Interest Rate Risks. The values of debt securities are subject to change when prevailing interest rates change.  When interest rates fall, the values of already-issued debt securities generally rise. When interest rates rise, the values of already-issued debt securities generally fall. The magnitude of these fluctuations will typically be greater for longer-term debt securities than shorter-term debt securities.  The
Funds share prices can go up or down when interest rates change because of the effect of the changes on the value of the Funds investments in debt securities.

         |_|  Credit Risk. Debt securities are subject to credit risk.  Credit risk relates to the ability of the issuer of a security to make interest and principal payments on the security as they become due. If the issuer fails to pay interest, the Funds income might be reduced and if the issuer fails to repay principal, the value of that security and of the Funds shares might be reduced.  A downgrade in an issuers credit rating or other adverse news about an issuer can reduce the value of that issuers securities.  While the Funds investments in
U.S. government securities are subject to little credit risk, the Funds other investments in debt securities are subject to risks of default.

         |_| U.S. Government Securities. The Fund can invest in securities issued or guaranteed by the U.S.
Treasury or other U.S. government agencies or federally-chartered corporate entities referred to as instrumentalities. These are referred to as U.S. government securities in this Prospectus. Although not rated,
Treasury obligations have little credit risk but prior to their maturity are subject to interest rate risk.

         |X| Risks of Foreign Investing.  The Fund can buy securities of companies or governments in any country, including developed and underdeveloped countries. There are no limits on the amounts it can invest in foreign securities, but the Fund currently does not expect to have substantial investments in foreign securities. While foreign securities offer special investment opportunities, there are also special risks.

         The change in value of a foreign currency against the U.S. dollar will result in a change in the U.S.
dollar value of securities denominated in that foreign currency.  Foreign issuers are not subject to the same accounting and disclosure requirements that U.S. companies are subject to. The value of foreign investments may be affected by exchange control regulations, currency devaluation, expropriation or nationalization of a company's assets, foreign taxes, delays in settlement of transactions, changes in governmental economic or monetary policy in the U.S. or abroad, or other political and economic factors.

         |X| Illiquid and Restricted Securities. Investments may be illiquid because they do not have an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price. A restricted security is one that has a contractual restriction on its resale or which cannot be sold publicly until it is registered under the Securities Act of 1933. The Fund will not invest more than 15% of its net assets in illiquid or restricted securities. Certain restricted securities that are eligible for resale to qualified institutional purchasers may not be subject to that limit. The Manager monitors holdings of illiquid securities on an ongoing basis to determine whether to sell any holdings to maintain adequate liquidity.

         |X| Derivative Investments. The Fund can invest in a number of different kinds of "derivative"
investments. In general terms, a derivative investment is an investment contract whose value depends on (or is derived from) the value of an underlying asset, interest rate or index.  In the broadest sense, exchange-traded options, futures contracts, mortgage-related securities and other hedging instruments the Fund can use may be considered "derivative investments."  In addition to using hedging instruments, the Fund may use other derivative investments because they offer the potential for increased income and principal value.

         |X| There Are Special Risks in Using Derivative Investments.  If the issuer of the derivative does not pay the amount due, the Fund can lose money on the investment. Also, the underlying security or investment on which the derivative is based, and the derivative itself, might not perform the way the Manager expected it to perform. If that happens, the Funds share prices could decline or the Fund could get less income than expected.
The Fund has limits on the amount of particular types of derivatives it can hold. However, using derivatives can cause the Fund to lose money on its investment and/or increase the volatility of its share prices.

         Markets underlying securities and indices may move in a direction not anticipated by the Manager.
Interest rate and stock market changes in the U.S. and abroad may also influence the performance of derivatives.
As a result of these risks the Fund could realize less principal or income from the investment than expected.
Certain derivative investments held by the Fund may be illiquid.

         |X| Hedging.  The Fund can buy and sell futures contracts, put and call options, forward contracts and options on futures and broadly-based securities indices.  These are all referred to as hedging instruments.
The Fund is not required to use hedging instruments to seek its objective. The Fund does not use hedging instruments for speculative purposes, and has limits on its use of them.

         The Fund could buy and sell options, futures and forward contracts for a number of purposes.  It might do so to try to manage its exposure to the possibility that the prices of its portfolio securities may decline, or to establish a position in the securities market as a temporary substitute for purchasing individual securities. It might do so to try to manage its exposure to changing interest rates.

         Options trading involves the payment of premiums and there are also special risks in particular hedging strategies. For example, if a covered call written by the Fund is exercised on an investment that has increased in value, the Fund will be required to sell the investment at the call price and will not be able to realize any profit if the investment has increased in value above the call price.  In writing a put, there is a risk that the
Fund may be required to buy the underlying security at a disadvantageous price.

         If the Manager used a hedging instrument at the wrong time or judged market conditions incorrectly, the strategy could reduce the Funds return. The Fund could also experience losses if the prices of its futures and options positions were not correlated with its other investments or if it could not close out a position because of an illiquid market.

|X|      Temporary Defensive and Interim Investments. In times of unstable adverse market or economic conditions, the Fund can invest up to 100% of its assets in temporary investments that are inconsistent with the Funds principal investment strategies.  Generally they would be U.S. government securities, highly-rated commercial paper, bank deposits or repurchase agreements.  The Fund may also hold these types of securities pending the investment of proceeds from the sale of Fund shares or portfolio securities or to meet anticipated redemptions of
Fund shares.  To the extent the Fund invests defensively in these securities, it may not achieve its investment objective of high total return.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit
Insurance Corporation or any other government agency.

How the Fund Is Managed

The Manager. The Manager chooses the Fund's investments and handles its day-to-day business.  The Manager carries out its duties, subject to the policies established by the Funds Board of Trustees, under an investment advisory agreement that states the Manager's responsibilities.  The agreement sets the fees the Fund pays to the Manager and describes the expenses that the Fund is responsible to pay to conduct its business.

         The Manager has been an investment advisor since January, 1960.  The Manager and its subsidiaries and affiliates managed $130 billion in assets as of March 31, 2002, including other Oppenheimer funds, with more than
6.3 million shareholder accounts.  The Manager is located at 498 Seventh Avenue, New York, New York 10018.

         |X|  Portfolio Managers. The portfolio managers of the Fund are Charles Albers and Nikolaos Monoyios,
who are also Vice Presidents of the Fund.  They have been responsible for the day-to-day management of the Fund's portfolio since May 1, 1999.  Mr. Albers is a Senior Vice President of the Manager and Mr. Monoyios is a Vice
President of the Manager.  Both are Certified Financial Analysts, officers and portfolio managers of other
Oppenheimer funds. Prior to joining the Manager in April 1998, they were portfolio managers at Guardian Investor
Services (from 1972 and 1979, respectively), the investment management subsidiary of The Guardian Life Insurance
Company.

         |X|  Advisory Fees.  Under the investment advisory agreement, the Fund pays the Manager an advisory fee at an annual rate that declines on additional assets as the Fund grows: 0.75% of the first $200 million of average annual net assets, 0.72% of the next $200 million, 0.69% of the next $200 million, 0.66% of the next $200 million, and 0.60% of average annual net assets over $800 million. The Fund's management fee for its last fiscal year ended December 31, 2001, was 0.68% of the Funds average annual net assets for each class of shares.

         |X| Possible Conflicts of Interest. The Fund offers its shares to separate accounts of different insurance companies that are not affiliated with each other, as an investment for their variable annuity, variable life and other investment product contracts. While the Fund does not foresee any disadvantages to contract owners from these arrangements, it is possible that the interests of owners of different contracts participating in the Fund through different separate accounts might conflict. For example, a conflict could arise because of differences in tax treatment.

         The Funds Board of Trustees has procedures to monitor the portfolio for possible conflicts to determine what action should be taken. If a conflict occurs, the Board might require one or more participating insurance company separate accounts to withdraw their investments in the Fund. That could force the Fund to sell securities at disadvantageous prices, and orderly portfolio management could be disrupted. Also, the Board might refuse to sell shares of the Fund to a particular separate account, or could terminate the offering of the Funds shares if required to do so by law or if it would be in the best interests of the shareholders of the Fund to do so.

Investing in the Fund

How to Buy and Sell Shares

How Are Shares Purchased? Shares of the Fund may be purchased only by separate investment accounts of participating insurance companies as an underlying investment for variable life insurance policies, variable annuity contracts or other investment products. Individual investors cannot buy shares of the Fund directly.
Please refer to the accompanying prospectus of the
participating insurance company for information on how to select the Fund as an investment option for that variable life insurance policy, variable annuity or other investment product. That prospectus will indicate whether you are only eligible to purchase Service shares of the Fund. The Fund reserves the right to refuse any purchase order when the Manager believes it would be in the Funds best interests to do so.

         |X|  Market Timers.  The Fund has instructed its participating insurance companies that it may restrict or refuse investments by their separate accounts from market timers.  Market timers include persons whose separate account transactions have, or have attempted (i) an exchange out of the Fund within two weeks of an earlier exchange request, (ii) exchanges out of the Fund more than twice in any calendar quarter, (iii) an exchange of Fund shares equal to at least $5 million, or more than 1% of the Funds net assets, or (iv) other transactions in Fund shares that demonstrated a timing pattern.  Separate accounts under common ownership or control are combined for these limits. There can be no assurance that all such participating insurance companies will be successful in controlling investments in their respective separate accounts by market timers.

-------------------------------------------------------------------------------------------------------------------
Information about your investment in the Fund through your variable annuity contract, variable life insurance policy or other plan can be obtained only from your participating insurance company or its servicing agent. The
Funds Transfer Agent does not hold or have access to those records. Instructions for buying or selling shares of the Fund should be given to your insurance company or its servicing agent, not directly to the Fund or its
Transfer Agent.
-------------------------------------------------------------------------------------------------------------------

         |X|  At What Price Are Shares Sold? Shares are sold at their offering price, which is the net asset value per share. The Fund does not impose any sales charge on purchases of its shares. If there are any charges imposed under the variable annuity, variable life or other contract through which Fund shares are purchased, they are described in the accompanying prospectus of the participating insurance company.

         The net asset value per share is determined as of the close of The New York Stock Exchange on each day that the exchange is open for trading (referred to in this Prospectus as a regular business day). The Exchange normally closes at 4:00 P.M., New York time, but may close earlier on some days. All references to time in this
Prospectus mean New York time.

         The net asset value per share is determined by dividing the value of the Funds net assets attributable to a class by the number of shares of that class that are outstanding. To determine net asset value, the Funds
Board of Trustees has established procedures to value the Funds securities, in general, based on market value.
The Board has adopted special procedures for valuing illiquid and restricted securities and obligations for which market values cannot be readily obtained. Because some foreign securities trade in markets and on exchanges that operate on weekends and U.S. holidays, the values of some of the Funds foreign investments may change on days when investors cannot buy or redeem Fund shares.

         If, after the close of the principal market on which a security held by the Fund is traded, and before the time the Funds securities are priced that day, an event occurs that the Manager deems likely to cause a material change in the value of such security, the Funds Board of Trustees has authorized the Manager, subject to the Boards review, to ascertain a fair value for such security.

         The offering price that applies to an order from a participating insurance company is based on the next calculation of the net asset value per share that is made after the insurance company (as the Funds designated agent to receive purchase orders) receives a purchase order from its contract or policy owners to purchase Fund shares on a regular business day, provided that the Fund receives the order from the insurance company, generally by 9:30 A.M. on the next regular business day at the offices of its Transfer Agent in Colorado.

       |X| Classes of Shares.  The Fund offers two different classes of shares.  The class of shares designated as
Service shares are subject to a distribution and service plan.  The impact of the expenses of that plan on
Service shares is described below.  The class of shares that are not subject to a plan has no class "name"
designation. The different classes of shares represent investments in the same portfolio of securities but are expected to be subject to different expenses and will likely have different share prices.

       |X|  Distribution and Service Plan for Service shares. The Fund has adopted a Distribution and Service Plan for Service shares to pay the distributor, for distribution related services for the Funds Service shares. Under the Plan, payments are made quarterly at an annual rate of up to 0.25% of the average annual net assets of
Service shares of the Fund.  The distributor currently uses all of those fees to compensate sponsor(s) of the insurance product that offers Fund shares, for providing personal service and maintenance of accounts of their variable contract owners that hold Service shares.  The impact of the service plan is to increase operating expenses of the Service shares, which results in lower performance compared to the Funds shares that are not subject to a service fee.

How Are Shares Redeemed?  As with purchases, only the participating insurance companies that hold Fund shares in their separate accounts for the benefit of variable annuity contracts, variable life insurance policies or other investment products can place orders to redeem shares. Contract holders and policy holders should not directly contact the Fund or its transfer agent to request a redemption of Fund shares.  Contract owners should refer to the withdrawal or surrender instructions in the accompanying prospectus of the participating insurance company.

The share price that applies to a redemption order is the next net asset value per share that is determined after the participating insurance company (as the Funds designated agent) receives a redemption request on a regular business day from its contract or policy holder, provided that the Fund receives the order from the insurance company, generally by 9:30 A.M. the next regular business day, at the office of its Transfer Agent in Colorado.
The Fund normally sends payment by Federal Funds wire to the insurance companys account the day after the Fund receives the order (and no later than seven days after the Funds receipt of the order). Under unusual circumstances determined by the Securities and Exchange Commission, payment may be delayed or suspended.

Dividends, Capital Gains and Taxes

Dividends.  The Fund intends to declare dividends separately for each class of shares from net investment income on an annual basis, and to pay those dividends in March. Dividends and distributions will generally be lower for
Service shares, which normally have higher expenses.  The Fund has no fixed dividend rate and cannot guarantee that it will pay any dividends.

         All dividends (and any capital gains distributions) will be reinvested automatically in additional Fund shares at net asset value for the account of the participating insurance company (unless the insurance company elects to have dividends or distributions paid in cash).

Capital Gains.  The Fund may realize capital gains on the sale of portfolio securities.  If it does, it may make distributions out of any net short-term or long-term capital gains in March of each year.  The Fund may make supplemental distributions of dividends and capital gains following the end of its fiscal year.  There can be no assurance that the Fund will pay any capital gains distributions in a particular year.

Taxes.  For a discussion of the tax status of a variable annuity contract, a variable life insurance policy or other investment product of a participating insurance company, please refer to the accompanying prospectus of your participating insurance company.  Because shares of the Fund may be purchased only through insurance company separate accounts for variable annuity contracts, variable life insurance policies or other investment products, dividends paid by the Fund from net investment income and distributions (if any) of net realized short-term and long-term capital gains will be taxable, if at all, to the participating insurance company.

         This information is only a summary of certain federal income tax information about an investment in Fund shares. You should consult with your tax advisor or your participating insurance company representative about the effect of an investment in the Fund under your contract or policy.

Financial Highlights

The Financial Highlights Table is presented to help you understand the Funds financial performance of its shares and Service shares since their inception. Certain information reflects financial results for a single Fund share.
The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by
Deloitte & Touche LLP, the Fund's independent auditors, whose report, along with the Funds financial statements, is included in the Statement of Additional Information, which is available on request.

Financial Highlights

                                                   Year Ended December 31,
Non-Service shares                                 2001            2000          1999       1998           1997
===================================================================================================================

Per Share Operating Data
Net asset value, beginning of period                   $21.26          $24.63      $20.48     $20.58         $16.37
-------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                     .13             .10         .11        .13            .19
Net realized and unrealized gain (loss)                 (2.29)          (2.14)       4.29        .92           4.91
-------------------------------------------------------------------------------------------------------------------
Total income (loss) from investment operations          (2.16)          (2.04)       4.40       1.05           5.10
-------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                     (.11)           (.09)       (.09)      (.05)          (.17)
Distributions from net realized gain                        -           (1.24)       (.16)     (1.10)          (.72)
-------------------------------------------------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                          (.11)          (1.33)       (.25)     (1.15)          (.89)
-------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                         $18.99          $21.26      $24.63     $20.48         $20.58
                                                       ======          ======      ======     ======         ======
===================================================================================================================
Total Return, at Net Asset Value(1)                    (10.16)%         (8.78)%     21.71%      4.70%         32.48%

===================================================================================================================
Ratios/Supplemental Data
Net assets, end of period (in thousands)           $1,074,945      $1,009,823    $555,311   $308,353       $155,368
-------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                  $1,028,913      $  809,662    $391,063   $234,306       $ 94,906
-------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:(2)
Net investment income                                    0.73%           0.69%       0.63%      0.74%          1.15%
Expenses                                                 0.73%           0.73%       0.78%      0.79%(3)       0.83%(3)
-------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                    69%             63%        118%        86%            79%

1. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Total return information does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.
2. Annualized for periods of less than one full year.
3. Expense ratio has been calculated without adjustment for the reduction to custodian expenses.

             Oppenheimer Main Street Growth & Income Fund/VA

Financial Highlights  (Continued)

                                                                                   Year Ended December 31,
Service shares                                                                     2001             2000(1)
==========================================================================================================

Per Share Operating Data
Net asset value, beginning of period                                                $21.24          $24.04
----------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                                                  .14             .02
Net realized and unrealized gain (loss)                                              (2.32)          (2.82)
----------------------------------------------------------------------------------------------------------
Total gain (loss) from investment operations                                         (2.18)          (2.80)
----------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                                                  (.11)              -
Distributions from net realized gain                                                     -               -
----------------------------------------------------------------------------------------------------------
Total dividends and/or distributions to shareholders                                  (.11)              -
----------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                      $18.95          $21.24
                                                                                    ======          ======
==========================================================================================================
Total Return, at Net Asset Value(2)                                                 (10.27)%        (11.61)%

==========================================================================================================
Ratios/Supplemental Data
Net assets, end of period (in thousands)                                           $21,545          $1,698
----------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                                                  $10,306          $  543
----------------------------------------------------------------------------------------------------------
Ratios to average net assets:(3)
Net investment income                                                                 0.66%           0.50%
Expenses                                                                              0.88%           0.88%
----------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                                 69%             63%

1. For the period from July 13, 2000 (inception of offering) to December 31,
2000.
2. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Total return information does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.
(3). Annualized for periods of less than one full year.

               Oppenheimer Main Street Growth & Income Fund/VA

INFORMATION AND SERVICES

For More Information on Oppenheimer Main Street Growth & Income Fund/VA

The following additional information about the Fund is available without charge upon request:

Statement of Additional Information
This document includes additional information about the Funds investment policies, risks, and operations.
It is incorporated by reference into this Prospectus (which means it is legally part of this Prospectus).

Annual and Semi-Annual Reports
Additional information about the Funds investments and performance is available in the Funds Annual and
Semi-Annual Reports to shareholders. The Annual Report includes a discussion of market conditions and investment strategies that significantly affected the Funds performance during its last fiscal year.

How to Get More Information
You can request the Statement of Additional Information, the Annual and Semi-Annual Reports, the notice explaining the Fund's privacy policy and other information about the Fund, or instructions on how to contact the sponsor of your insurance product:
-------------------------------------------------------------------------------------------------------------

By Telephone

-------------------------------------------------------------------------------------------------------------
Call OppenheimerFunds Services toll-free:
1.800.981.2871

By Mail
Write to:
OppenheimerFunds Services
P.O. Box 5270
Denver, Colorado 80217-5270

Information about the Fund including the Statement of Additional Information can be reviewed and copied at the SECs Public Reference Room in Washington, D.C. Information on the operation of the Public Reference
Room may be obtained by calling the SEC at 1.202.942.8090.  Reports and other information about the Fund are available on the EDGAR database on the SECs Internet website at www.sec.gov. Copies may be obtained after payment of a duplicating fee by electronic request at the SECs e-mail address: publicinfo@sec.gov or by writing to the SECs Public Reference Section, Washington, D.C. 20549-0102.

No one has been authorized to provide any information about the Fund or to make any representations about the Fund other than what is contained in this Prospectus. This Prospectus is not an offer to sell shares of the Fund, nor a solicitation of an offer to buy shares of the Fund, to any person in any state or other jurisdiction where it is unlawful to make such an offer.
The Funds SEC File No. 811-4108
PR0650.001.0502
Printed on recycled paper.

                                               Appendix to Prospectus of
                                        Oppenheimer Main Street Growth & Income Fund/ VA
                                         (a series of Oppenheimer Variable Account Funds)

         Graphic material included in the Prospectus of Oppenheimer Main Street Growth & Income Fund (the
"Fund") under the heading "Annual Total Return (as of 12/31 each year)":

     A bar chart will be included in the Prospectus of the Fund depicting the annual total returns of a hypothetical investment in shares of the Fund for each of the six most recent calendar years, without deducting separate account expenses.  Set forth below are the relevant data that will appear on the bar chart:

Calendar
Year
Ended                                                Annual Total Returns

12/31/96                                              32.51%
12/31/97                                              32.48%
12/31/98                                              4.70%
12/31/99                                             21.71%
12/31/00                                             -8.78%
12/31/01                                             -10.16%